UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2016
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio (formerly, Voya Global Value Advantage Portfolio)

■
Voya Government Money Market Portfolio (formerly, Voya Money Market Portfolio)

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Balanced Portfolio
Class I	$1,000.00	$1,028.30	0.61%	$3.08	$1,000.00	$1,021.83	0.61%	$3.07
Class S	1,000.00	1,026.90	0.86	4.33	1,000.00	1,020.59	0.86	4.32
Voya Global Equity Portfolio
Class ADV	$1,000.00	$998.60	1.10%	$5.47	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	1,000.20	0.60	2.98	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	999.00	0.85	4.22	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	998.10	1.00	4.97	1,000.00	1,019.89	1.00	5.02
Class T	1,000.00	997.10	1.20	5.96	1,000.00	1,018.90	1.20	6.02
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.60	0.33%	$1.64	$1,000.00	$1,023.22	0.33%	$1.66
Class S	1,000.00	1,000.20	0.37	1.84	1,000.00	1,023.02	0.37	1.86
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,031.40	1.03%	$5.20	$1,000.00	$1,019.74	1.03%	$5.17
Class I	1,000.00	1,033.90	0.58	2.93	1,000.00	1,021.98	0.58	2.92
Class S	1,000.00	1,032.40	0.83	4.19	1,000.00	1,020.74	0.83	4.17
Class S2	1,000.00	1,032.00	0.98	4.95	1,000.00	1,019.99	0.98	4.92

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,052.50	0.98%	$5.00	$1,000.00	$1,019.99	0.98%	$4.92
Class I	1,000.00	1,054.50	0.48	2.45	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,053.60	0.73	3.73	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	1,053.50	0.88	4.49	1,000.00	1,020.49	0.88	4.42
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,054.40	1.34%	$6.84	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,057.40	0.84	4.30	1,000.00	1,020.69	0.84	4.22
Class R6	1,000.00	1,057.50	0.84	4.30	1,000.00	1,020.69	0.84	4.22
Class S	1,000.00	1,055.70	1.09	5.57	1,000.00	1,019.44	1.09	5.47

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$381,321,686	$700,315,429	$—
Investments in affiliated underlying funds at fair value**	29,962,530	—	—
Short-term investments at fair value***	24,693,131	44,752,641	—
Total investments at fair value	$435,977,347	$745,068,070	$—
Short-term investments at amortized cost	—	—	409,560,615
Cash	5,088,001	417,546	1,377
Cash collateral for futures	989,265	1,144,800	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value****	93,054	288,048	—
Receivables:
Investments in affiliated underlying funds sold	13,500,651	—	—
Investment securities sold	—	—	116,936,828
Investment securities sold on a delayed-delivery or when-issued basis	3,490,930	—	—
Fund shares sold	4,091	487,956	569,876
Dividends	352,665	1,733,416	2,984
Interest	525,506	—	155,605
Foreign tax reclaims	94,226	769,951	—
Unrealized appreciation on forward foreign currency contracts	1,052	—	—
Variation margin receivable on centrally cleared swaps	2,793	—	—
Prepaid expenses	4,950	8,818	6,298
Other assets	54,824	40,266	127,724
Total assets	460,479,355	749,958,871	527,361,307
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	12,231,509	—	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	11,473,576	—	—
Payable for fund shares redeemed	485,511	399,344	1,252,087
Payable for foreign cash collateral for futures*****	15,123	—	—
Payable upon receipt of securities loaned	6,863,736	14,841,641	—
Unrealized depreciation on forward foreign currency contracts	2,421	—	—
Payable for investment management fees	195,397	332,656	132,667
Payable for distribution and shareholder service fees	809	136,509	131
Payable for directors/trustees fees	2,132	3,730	2,689
Payable to directors/trustees under the deferred compensation plan (Note 6)	54,824	40,266	127,724
Other accrued expenses and liabilities	106,114	161,800	70,277
Written options, at fair value^	46,436	—	—
Total liabilities	31,477,588	15,915,946	1,585,575
NET ASSETS	$429,001,767	$734,042,925	$525,775,732
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$426,315,273	$978,735,321	$525,734,668
Undistributed (distributions in excess of) net investment income	4,095,559	11,368,717	(139,827)
Accumulated net realized gain (loss)	(7,454,100)	(258,047,529)	180,891
Net unrealized appreciation	6,045,035	1,986,416	—
NET ASSETS	$429,001,767	$734,042,925	$525,775,732
+ Including securities loaned at value	$6,688,439	$14,395,222	$—
* Cost of investments in securities	$374,358,902	$699,111,456	$—
** Cost of investments in affiliated underlying funds	$30,471,752	$—	$—
*** Cost of short-term investments	$24,690,038	$44,752,641	$—
**** Cost of foreign currencies	$91,958	$295,035	$—
***** Cost of payable for foreign cash collateral for futures	$15,123	$—	$—
^ Premiums received on written options	$43,602	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$21,186,809	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	2,456,300	n/a
Net asset value and redemption price per share	n/a	$8.63	n/a
Class I
Net assets	$425,086,551	$155,109,386	$525,693,078
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	29,856,061	17,856,006	525,393,772
Net asset value and redemption price per share	$14.24	$8.69	$1.00
Class S
Net assets	$3,915,216	$512,491,246	$82,654
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	276,284	58,999,865	82,724
Net asset value and redemption price per share	$14.17	$8.69	$1.00
Class S2
Net assets	n/a	$309,782	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	36,137	n/a
Net asset value and redemption price per share	n/a	$8.57	n/a
Class T
Net assets	n/a	$44,945,702	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	5,239,592	n/a
Net asset value and redemption price per share	n/a	$8.58	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,516,213,714	$4,702,266,690	$582,894,918
Investments in affiliates at fair value**	—	637,056,670	—
Short-term investments at fair value***	48,543,198	82,378,513	45,307,364
Total investments at fair value	$3,564,756,912	$5,421,701,873	$628,202,282
Cash	737	63,787	50
Cash collateral for futures	—	8,282,841	—
Cash pledged for centrally cleared swaps (Note 2)	—	8,232,000	—
Foreign currencies at value****	—	1,065	—
Receivables:
Investment securities sold	—	192,347,572	3,176,699
Investment securities sold on a delayed-delivery or when-issued basis	—	239,347,794	—
Fund shares sold	13,717	101,664	423,567
Dividends	7,684,016	7,790	633,273
Interest	—	22,568,063	—
Foreign tax reclaims	73,971	—	—
Unrealized appreciation on forward foreign currency contracts	—	251,000	—
Prepaid expenses	40,422	55,562	6,505
Reimbursement due from manager	—	—	564
Other assets	258,309	318,969	35,925
Total assets	3,572,828,084	5,893,279,980	632,478,865
LIABILITIES:
Income distribution payable	—	636	—
Payable for investment securities purchased	—	229,618,367	4,983,583
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	745,082,005	—
Payable for fund shares redeemed	4,974,358	6,104,912	1,401,624
Payable upon receipt of securities loaned	20,547,198	64,739,690	27,065,364
Unrealized depreciation on forward foreign currency contracts	—	1,071,611	—
Variation margin payable on centrally cleared swaps	—	348,408	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,508,000	—
Payable for investment management fees	1,608,068	1,783,634	397,120
Payable for distribution and shareholder service fees	534,940	799,611	24,317
Payable for directors/trustees fees	17,424	24,087	2,877
Payable to directors/trustees under the deferred compensation plan (Note 6)	258,309	318,969	35,925
Other accrued expenses and liabilities	363,144	368,846	62,288
Written options, at fair value^	—	2,813,803	—
Total liabilities	28,303,441	1,055,582,579	33,973,098
NET ASSETS	$3,544,524,643	$4,837,697,401	$598,505,767
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,886,449,387	$4,841,390,298	$505,573,882
Undistributed net investment income	33,161,098	46,091,412	1,317,352
Accumulated net realized gain (loss)	97,153,060	(135,562,547)	24,842,355
Net unrealized appreciation	527,761,098	85,778,238	66,772,178
NET ASSETS	$3,544,524,643	$4,837,697,401	$598,505,767
+ Including securities loaned at value	$20,102,010	$63,425,916	$26,266,584
* Cost of investments in securities	$2,988,452,617	$4,601,741,332	$516,122,740
** Cost of investments in affiliates	$—	$657,075,891	$—
*** Cost of short-term investments	$48,543,198	$82,378,631	$45,307,364
**** Cost of foreign currencies	$—	$1,067	$—
^ Premiums received on written options	$—	$2,642,029	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$1,100,095,036	$325,911,701	$5,530,724
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	39,411,908	25,082,965	306,424
Net asset value and redemption price per share	$27.91	$12.99	$18.05
Class I
Net assets	$1,811,897,932	$1,263,042,750	$485,478,260
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	63,991,602	96,176,100	25,843,330
Net asset value and redemption price per share	$28.31	$13.13	$18.79
Class R6
Net assets	n/a	n/a	$134,617
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	7,162
Net asset value and redemption price per share	n/a	n/a	$18.80
Class S
Net assets	$632,187,097	$3,221,481,507	$107,362,166
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	22,609,785	246,964,064	5,836,894
Net asset value and redemption price per share	$27.96	$13.04	$18.39
Class S2
Net assets	$344,578	$27,261,443	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	12,437	2,097,692	n/a
Net asset value and redemption price per share	$27.71	$13.00	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,667,417	$14,204,427	$45,798	$46,818,981
Interest, net of foreign taxes withheld*	1,422,343	—	1,081,998	45,762
Dividends from affiliated funds	569,641	—	—	—
Securities lending income, net	61,200	183,738	—	150,872
Total investment income	5,720,601	14,388,165	1,127,796	47,015,615
EXPENSES:
Investment management fees	1,272,280	2,040,736	935,761	10,397,539
Distribution and shareholder service fees:
Class ADV	—	54,023	—	2,697,285
Class S	4,858	645,169	499	775,912
Class S2	—	672	—	774
Class T	—	183,093	—	—
Transfer agent fees	286	943	374	5,851
Shareholder reporting expense	17,120	46,620	22,792	144,336
Professional fees	9,556	19,110	13,643	57,286
Custody and accounting expense	91,014	87,770	28,714	171,376
Directors/trustees fees	6,396	11,190	8,067	52,273
Miscellaneous expense	10,776	26,379	12,708	86,087
Interest expense	288	119	492	216
Total expenses	1,412,574	3,115,824	1,023,050	14,388,935
Net waived and reimbursed fees	(95,420)	(36,712)	(126,044)	(1,049,647)
Brokerage commission recapture	(237)	—	—	—
Net expenses	1,316,917	3,079,112	897,006	13,339,288
Net investment income	4,403,684	11,309,053	230,790	33,676,327
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,540,128)	(59,670,924)	180,890	151,081,813
Sale of affiliated underlying funds	(105,542)	—	—	—
Foreign currency related transactions	1,542,373	(164,328)	—	13,705
Futures	(23,539)	755,454	—	(591,216)
Swaps	(27,663)	—	—	—
Written options	644,544	—	—	—
Net realized gain (loss)	(509,955)	(59,079,798)	180,890	150,504,302
Net change in unrealized appreciation (depreciation) on:
Investments	7,484,978	44,226,966	—	(76,450,969)
Affiliated underlying funds	532,158	—	—	—
Foreign currency related transactions	(2,678)	38,930	—	—
Futures	96,900	767,082	—	—
Swaps	(404,636)	—	—	—
Written options	(2,834)	—	—	—
Net change in unrealized appreciation (depreciation)	7,703,888	45,032,978	—	(76,450,969)
Net realized and unrealized gain (loss)	7,193,933	(14,046,820)	180,890	74,053,333
Increase (decrease) in net assets resulting from operations	$11,597,617	$(2,737,767)	$411,680	$107,729,660
* Foreign taxes withheld	$131,428	$1,146,283	$1,575	$289,989
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$28,390	$3,817,904
Interest	72,683,038	—
Dividends from affiliated underlying funds	13,914,736	—
Securities lending income, net	321,085	85,002
Total investment income	86,947,249	3,902,906
EXPENSES:
Investment management fees	11,896,490	2,432,064
Distribution and shareholder service fees:
Class ADV	797,582	13,450
Class S	4,004,639	127,727
Class S2	65,169	—
Transfer agent fees	5,338	507
Shareholder reporting expense	145,792	21,840
Registration fees	9,463	30
Professional fees	95,416	9,464
Custody and accounting expense	321,692	36,400
Directors/trustees fees	72,262	8,631
Miscellaneous expense	114,842	14,183
Interest expense	3,490	4
Total expenses	17,532,175	2,664,300
Net waived and reimbursed fees	(1,087,339)	(128,767)
Net expenses	16,444,836	2,535,533
Net investment income	70,502,413	1,367,373
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	40,958,529	29,071,911
Sale of affiliated underlying funds	(979,762)	—
Foreign currency related transactions	(2,076,984)	—
Futures	11,546,109	—
Swaps	(7,809,672)	—
Net realized gain	41,638,220	29,071,911
Net change in unrealized appreciation (depreciation) on:
Investments	101,778,080	1,274,695
Affiliated underlying funds	31,499,646	—
Foreign currency related transactions	(822,039)	—
Futures	24,171,413	—
Swaps	(15,308,479)	—
Written options	(171,774)	—
Net change in unrealized appreciation (depreciation)	141,146,847	1,274,695
Net realized and unrealized gain	182,785,067	30,346,606
Increase in net assets resulting from operations	$253,287,480	$31,713,979

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$4,403,684	$9,287,956	$11,309,053	$17,030,608
Net realized gain (loss)	(509,955)	19,555,545	(59,079,798)	(13,983,788)
Net change in unrealized appreciation (depreciation)	7,703,888	(37,094,852)	45,032,978	(45,718,304)
Increase (decrease) in net assets resulting from operations	11,597,617	(8,251,351)	(2,737,767)	(42,671,484)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(502,893)	—
Class I	(7,616,888)	(9,483,192)	(4,372,370)	(1,130,563)
Class S	(59,518)	(77,986)	(13,379,827)	(2,463,069)
Class S2	—	—	(7,294)	(1,762)
Class T	—	—	(1,095,449)	(416,187)
Total distributions	(7,676,406)	(9,561,178)	(19,357,833)	(4,011,581)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,896,720	3,063,612	7,385,646	128,410,776
Proceeds from shares issued in merger (Note 13)	—	—	—	817,995,808
Reinvestment of distributions	7,676,406	9,561,178	19,357,833	4,011,581
	10,573,126	12,624,790	26,743,479	950,418,165
Cost of shares redeemed	(28,462,526)	(63,852,104)	(73,037,631)	(271,062,713)
Net increase (decrease) in net assets resulting from capital share transactions	(17,889,400)	(51,227,314)	(46,294,152)	679,355,452
Net increase (decrease) in net assets	(13,968,189)	(69,039,843)	(68,389,752)	632,672,387
NET ASSETS:
Beginning of year or period	442,969,956	512,009,799	802,432,677	169,760,290
End of year or period	$429,001,767	$442,969,956	$734,042,925	$802,432,677
Undistributed net investment income at end of year or period	$4,095,559	$7,368,281	$11,368,717	$19,417,497

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$230,790	$1,751	$33,676,327	$69,604,940
Net realized gain	180,890	105,348	150,504,302	330,030,006
Net change in unrealized appreciation (depreciation)	—	—	(76,450,969)	(454,505,895)
Increase (decrease) in net assets resulting from operations	411,680	107,099	107,729,660	(54,870,949)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(18,114,051)
Class I	(230,794)	(1,751)	—	(38,458,104)
Class S	(1)	—	—	(11,901,355)
Class S2	—	—	—	(6,176)
Net realized gains:
Class ADV	—	—	(29,209,588)	(56,976,573)
Class I	(103,808)	(67,210)	(47,158,186)	(92,161,552)
Class S	(207)	(13)	(16,733,427)	(32,932,122)
Class S2	—	—	(9,031)	(17,319)
Total distributions	(334,810)	(68,974)	(93,110,232)	(250,567,252)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,982,467	85,417,851	5,713,570	23,163,960
Reinvestment of distributions	334,810	68,974	93,049,121	250,385,786
	53,317,277	85,486,825	98,762,691	273,549,746
Cost of shares redeemed	(68,835,337)	(161,158,873)	(249,034,893)	(571,660,467)
Net decrease in net assets resulting from capital share transactions	(15,518,060)	(75,672,048)	(150,272,202)	(298,110,721)
Net decrease in net assets	(15,441,190)	(75,633,923)	(135,652,774)	(603,548,922)
NET ASSETS:
Beginning of year or period	541,216,922	616,850,845	3,680,177,417	4,283,726,339
End of year or period	$525,775,732	$541,216,922	$3,544,524,643	$3,680,177,417
Undistributed (distributions in excess of) net investment income at end of year or period	$(139,827)	$(139,822)	$33,161,098	$(515,229)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$70,502,413	$139,281,316	$1,367,373	$2,414,807
Net realized gain (loss)	41,638,220	(4,052,642)	29,071,911	58,475,510
Net change in unrealized appreciation (depreciation)	141,146,847	(117,840,672)	1,274,695	(66,215,338)
Increase (decrease) in net assets resulting from operations	253,287,480	17,388,002	31,713,979	(5,325,021)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,503,212)	(9,986,767)	—	—
Class I	(6,887,223)	(43,838,685)	(2,207,939)	(2,508,306)
Class R6	—	—	(13)	—
Class S	(16,342,652)	(105,043,748)	(208,636)	(277,274)
Class S2	(133,715)	(938,671)	—	—
Net realized gains:
Class ADV	—	—	(552,879)	(833,677)
Class I	—	—	(44,683,696)	(72,451,613)
Class R6	—	—	(279)	—
Class S	—	—	(9,976,166)	(16,327,083)
Total distributions	(24,866,802)	(159,807,871)	(57,629,608)	(92,397,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	125,922,632	470,317,531	19,870,595	66,263,407
Proceeds from shares issued in merger (Note 13)	—	567,665,007	—	—
Reinvestment of distributions	24,864,850	159,799,747	57,629,316	92,397,953
	150,787,482	1,197,782,285	77,499,911	158,661,360
Cost of shares redeemed	(308,478,008)	(921,955,938)	(57,160,262)	(98,689,613)
Net increase (decrease) in net assets resulting from capital share transactions	(157,690,526)	275,826,347	20,339,649	59,971,747
Net increase (decrease) in net assets	70,730,152	133,406,478	(5,575,980)	(37,751,227)
NET ASSETS:
Beginning of year or period	4,766,967,249	4,633,560,771	604,081,747	641,832,974
End of year or period	$4,837,697,401	$4,766,967,249	$598,505,767	$604,081,747
Undistributed net investment income at end of year or period	$46,091,412	$455,801	$1,317,352	$2,366,567

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-16	14.10	0.14•	0.25	0.39	0.25	—	—	0.25	—	14.24	2.83	0.66	0.61	0.61	2.08	425,087	116
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
12-31-11	11.58	0.29•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65	0.65	2.51	524,887	259
Class S
06-30-16	14.01	0.13•	0.24	0.37	0.21	—	—	0.21	—	14.17	2.69	0.91	0.86	0.86	1.83	3,915	116
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
12-31-11	11.50	0.26•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90	0.90	2.25	5,953	259
Voya Global Equity Portfolio
Class ADV
06-30-16	8.85	0.12•	(0.14)	(0.02)	0.20	—	—	0.20	—	8.63	(0.14)	1.10	1.10	1.10	2.77	21,187	71
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(a)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
12-31-11	7.93	0.27•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34	1.34	3.48	812	25
Class I
06-30-16	8.94	0.14•	(0.14)	0.00*	0.25	—	—	0.25	—	8.69	0.02	0.60	0.60	0.60	3.28	155,109	71
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(a)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-16	8.93	0.13•	(0.14)	(0.01)	0.23	—	—	0.23	—	8.69	(0.10)	0.85	0.85	0.85	3.03	512,491	71
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(a)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
12-31-11	7.96	0.30•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09	1.09	3.76	173,576	25
Class S2
06-30-16	8.80	0.12•	(0.14)	(0.02)	0.21	—	—	0.21	—	8.57	(0.19)	1.07	1.00	1.00	2.93	310	71
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-16	8.80	0.11•	(0.14)	(0.03)	0.19	—	—	0.19	—	8.58	(0.29)	1.35	1.20	1.20	2.66	44,946	71
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	0.38	0.33	0.33	0.09	525,693	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
12-31-11	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	—	1.00	0.02	0.34	0.26	0.26	0.00*	1,176,157	—
Class S
06-30-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	0.63	0.37	0.37	0.01	83	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
12-31-11	1.00	—	0.00*	0.00	—	0.00*	0.00*	0.00*	—	1.00	0.02	0.59	0.26	0.26	0.00	314	—
Voya Growth and Income Portfolio
Class ADV
06-30-16	27.81	0.23•	0.61	0.84	—	0.74	—	0.74	—	27.91	3.14	1.13	1.03	1.03	1.68	1,100,095	59
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
12-31-11	21.74	0.22	(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03	1.03	1.03	1,221,084	75
Class I
06-30-16	28.13	0.29•	0.63	0.92	—	0.74	—	0.74	—	28.31	3.39	0.63	0.58	0.58	2.13	1,811,898	59
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
12-31-11	21.94	0.31•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58	0.58	1.39	1,873,712	75
Class S
06-30-16	27.83	0.25•	0.62	0.87	—	0.74	—	0.74	—	27.96	3.24	0.88	0.83	0.83	1.88	632,187	59
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
12-31-11	21.77	0.24•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83	0.83	1.13	795,131	75
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-16	27.60	0.23•	0.62	0.85	—	0.74	—	0.74	—	27.71	3.20	1.10	0.98	0.98	1.73	345	59
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
12-31-11	21.52	0.41•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98	0.98	1.99	217	75
Voya Intermediate Bond Portfolio
Class ADV
06-30-16	12.40	0.17•	0.48	0.65	0.06	—	—	0.06	—	12.99	5.25	1.03	0.98	0.98	2.65	325,912	157
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
12-31-11	12.04	0.47•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00	1.00	3.76	16,953	456
Class I
06-30-16	12.52	0.20•	0.48	0.68	0.07	—	—	0.07	—	13.13	5.45	0.53	0.48	0.48	3.15	1,263,043	157
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
12-31-11	12.07	0.54•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50	0.50	4.31	1,205,691	456
Class S
06-30-16	12.44	0.18•	0.49	0.67	0.07	—	—	0.07	—	13.04	5.36	0.78	0.73	0.73	2.90	3,221,482	157
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
12-31-11	12.01	0.51•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75	0.75	4.09	1,247,149	456
Class S2
06-30-16	12.40	0.17•	0.49	0.66	0.06	—	—	0.06	—	13.00	5.35	1.00	0.88	0.88	2.75	27,261	157
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
12-31-11	12.08	0.52•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90	0.90	4.20	1,001	456
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-16	18.99	(0.00)*	0.96	0.96	—	1.90	—	1.90	—	18.05	5.44	1.39	1.34	1.34	0.02	5,531	34
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
12-31-11	17.98	(0.02)•	(0.51)	(0.53)	0.06	—	—	0.06	—	17.39	(2.99)	1.35	1.35	1.35	(0.10)	5,938	61
Class I
06-30-16	19.73	0.05•	1.00	1.05	0.09	1.90	—	1.99	—	18.79	5.74	0.89	0.84	0.84	0.53	485,478	34
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
12-31-11	18.34	0.07	(0.52)	(0.45)	0.07	—	—	0.07	—	17.82	(2.49)	0.85	0.85	0.85	0.38	483,473	61
Class R6
06-30-16	19.74	0.27•	0.78	1.05	0.09	1.90	—	1.99	—	18.80	5.75	1.68	0.84	0.84	3.40	135	34
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-16	19.33	0.02•	0.98	1.00	0.04	1.90	—	1.94	—	18.39	5.57	1.14	1.09	1.09	0.27	107,362	34
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49
12-31-11	18.09	0.02	(0.50)	(0.48)	0.04	—	—	0.04	—	17.57	(2.68)	1.10	1.10	1.10	0.12	108,502	61

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Prior to May 1, 2016, Global Equity was known as “Voya Global Value Advantage Portfolio.” Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Prior to May 1, 2016, Government Money Market was known as “Voya Money Market Portfolio.” Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however each Portfolio may not offer all share classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On July 23, 2014, the SEC adopted amendments to money market fund regulation, which when implemented may, among other things, require Government Money Market to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Government Money Market. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Government Money Market. The Board has not elected to subject the Portfolio to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets. On November 19, 2015, based on Management’s recommendation, the Board approved revisions with respect to Government Money Market’s principal investment strategies in order for the Portfolio to meet the definition of a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. All changes became effective May 1, 2016.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2016, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $11,737 and $898,444, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2016. There was no collateral posted to either Portfolio as of June 30, 2016.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2016, Balanced and Intermediate Bond had a liability position of  $48,857 and $3,885,414, respectively, on open forward foreign currency contracts and purchased options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2016 there was no cash collateral posted by either Portfolio for open OTC derivatives.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2016, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Balanced	$32,913,919	$20,838,038
Intermediate Bond	2,624,660	41,798,714
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced, Global Equity and Growth and Income entered into equity futures to “equitize”

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$57,057,741	$12,748,329
Global Equity	12,312,508	—
Growth and Income	7,824,118	—
Intermediate Bond	762,545,611	141,460,150
Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2016. There were no open futures contracts for Growth and Income at June 30, 2016.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument.
Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2016, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. There were no open purchased or written foreign currency options at June 30, 2016.
During the period ended June 30, 2016, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2016.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2016.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Equity, and Small Company declare and pay dividends annually. Growth and Income declares and pays dividends semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Prior to May 1, 2016, Intermediate Bond declared and paid dividends semi-annually. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2016.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2016, certain counterparties had pledged $2,508,000 to Intermediate Bond in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2016, both Balanced and Intermediate Bond had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to gain additional exposure to the credit risk associated with various sectors within the credit markets.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2016, Balanced and Intermediate Bond had average notional amounts of $5,800,000 and $241,170,000, respectively, on credit default swaps to sell protection. There were no open credit default swaps to sell protection at June 30, 2016 for either Portfolio.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2016, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $166,141,246 and $469,396,000, respectively.
For the period ended June 30, 2016, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $177,736,575 and $1,175,543,333, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Summary Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2016.
At June 30, 2016, Balanced and Intermediate Bond had posted $300,000 and $8,232,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$226,109,823	$237,496,659
Global Equity	516,337,631	586,452,331
Growth and Income	2,031,656,685	2,190,924,883
Intermediate Bond	664,127,308	1,022,545,035
Small Company	192,057,780	230,520,054
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$239,011,489	$233,303,030
Intermediate Bond	7,390,274,757	6,869,543,747
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced(1)	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(1)	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Prior to January 1, 2016, the management fee was 0.600% on the first $10 billion; 0.550% on next $5 billion; and 0.525% thereafter.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and effective May 1, 2016, the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of each applicable Portfolio was an annual rate of 0.15%. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Class S shares of the respective Portfolios have adopted either a distribution plan or a shareholder services and distribution plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money
Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Class T Plan”). Under the Class T Plan, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that Government Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2016, the Distributor waived $220 of Class S specific distribution fees and Voya Investments waived $5,312 of management fees for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2016, amounts of waived fees that are subject to possible recoupment by Voya Investments, and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	June 30,
	2017	2018	2019	Total
Government Money Market	$1,135,492	$843,906	$302,589	$2,281,987
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	8.30%
	Intermediate Bond	7.91
	Small Company	7.54
Voya Insurance and Annuity Company	Global Equity	69.24
	Growth and Income	45.22
	Intermediate Bond	62.79
	Small Company	14.96
Voya Retirement Insurance and Annuity Company	Balanced	88.40
	Global Equity	20.35
	Government Money Market	89.44
	Growth and Income	48.51
	Intermediate Bond	25.02
	Small Company	52.69
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Global Equity(1)	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.05%	0.55%	N/A	0.80%	0.95%	N/A
Small Company	1.45%	0.95%	0.95%	1.20%	N/A	N/A

(1)
Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has further lowered the expense limits for Global Equity to 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% funds per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2016:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	1	$1,491,000	1.37%
Government Money Market	4	3,175,250	1.37
Growth and Income	5	1,021,800	1.37
Intermediate Bond	19	4,900,447	1.37
NOTE 9 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	34,256,000	148,981
Options Terminated in Closing Sell Transactions	(15,100,000)	(92,032)
Options Expired	(19,156,000)	(56,949)
Balance at 06/30/2016	—	$—

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	72,560,000	1,476,899
Options Terminated in Closing Sell Transactions	(59,760,000)	(1,432,764)
Balance at 06/30/2016	12,800,000	$44,135

Transactions in written foreign currency options for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	34,256,000	162,001
Options Terminated in Closing Purchase Transactions	(15,100,000)	(92,032)
Options Expired	(19,156,000)	(69,969)
Balance at 06/30/2016	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2016 were as follows:
	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2015	—	—	$—
Options Written	110,800,000	272,700,000	1,772,540
Options Terminated in Closing Purchase Transactions	(55,400,000)	(259,900,000)	(1,701,072)
Options Expired	(55,400,000)	—	(27,866)
Balance at 06/30/2016	—	12,800,000	$43,602

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	775,600,000	2,674,345
Balance at 06/30/2016	775,600,000	$2,674,345

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2016 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	775,600,000	2,642,029
Balance at 06/30/2016	775,600,000	$2,642,029

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2016	202,245	—	545,232	(2,028,015)	(1,280,538)	2,861,111	—	7,616,888	(28,186,719)	(17,708,720)
12/31/2015	202,625	—	636,456	(4,345,705)	(3,506,624)	2,953,398	—	9,483,192	(63,085,408)	(50,648,818)
Class S
6/30/2016	2,604	—	4,279	(20,273)	(13,390)	35,609	—	59,518	(275,807)	(180,680)
12/31/2015	7,630	—	5,259	(52,988)	(40,099)	110,214	—	77,986	(766,696)	(578,496)
Global Equity
Class ADV
6/30/2016	15,369	—	59,304	(315,695)	(241,022)	133,003	—	502,893	(2,684,741)	(2,048,845)
12/31/2015	2,646,676	702,530	—	(792,289)	2,556,917	24,874,315	6,554,145	—	(7,296,576)	24,131,884
Class I
6/30/2016	184,201	—	512,588	(1,388,075)	(691,286)	1,607,685	—	4,372,370	(11,920,291)	(5,940,236)
3/5/2015(1) - 12/31/2015	7,966,142	13,499,724	113,968	(3,032,541)	18,547,293	75,699,383	128,332,301	1,130,563	(28,447,844)	176,714,403
Class S
6/30/2016	166,415	—	1,566,724	(5,301,449)	(3,568,310)	1,441,534	—	13,379,827	(45,508,719)	(30,687,358)
12/31/2015	2,610,281	59,963,891	248,043	(18,562,769)	44,259,446	24,509,289	567,994,045	2,463,069	(174,600,717)	420,365,686
Class S2
6/30/2016	2,632	—	865	(118)	3,379	22,319	—	7,294	(1,021)	28,592
3/5/2015(1) - 12/31/2015	4,490	1,501,436	180	(1,473,347)	32,759	41,593	14,128,522	1,762	(13,863,380)	308,497
Class T
6/30/2016	489,908	—	129,793	(1,517,342)	(897,641)	4,181,105	—	1,095,449	(12,922,859)	(7,646,305)
3/5/2015(1) - 12/31/2015	353,809	10,731,841	42,425	(4,990,842)	6,137,233	3,286,196	100,986,795	416,187	(46,854,196)	57,834,982
Government Money Market
Class I
6/30/2016	51,997,315	—	334,602	(67,848,032)	(15,516,115)	51,997,315	—	334,602	(67,848,032)	(15,516,115)
12/31/2015	85,417,420	—	68,961	(161,137,105)	(75,650,724)	85,417,419	—	68,961	(161,137,104)	(75,650,724)
Class S
6/30/2016	985,152	—	208	(987,305)	(1,945)	985,152	—	208	(987,305)	(1,945)
12/31/2015	432	—	13	(21,769)	(21,324)	432	—	13	(21,769)	(21,324)
Growth and Income
Class ADV
6/30/2016	57,987	—	1,087,070	(2,913,159)	(1,768,102)	1,581,310	—	29,209,588	(78,746,919)	(47,956,021)
12/31/2015	324,618	—	2,653,379	(6,332,093)	(3,354,096)	9,477,145	—	75,090,624	(193,620,550)	(109,052,781)
Class I
6/30/2016	102,117	—	1,728,968	(4,403,835)	(2,572,750)	2,785,641	—	47,097,075	(120,022,833)	(70,140,117)
12/31/2015	290,105	—	4,555,997	(8,170,773)	(3,324,671)	8,980,255	—	130,438,190	(250,938,958)	(111,520,513)
Class S
6/30/2016	49,125	—	621,829	(1,854,955)	(1,184,001)	1,329,212	—	16,733,427	(50,235,735)	(32,173,096)
12/31/2015	146,571	—	1,583,103	(4,145,273)	(2,415,599)	4,428,772	—	44,833,477	(126,860,972)	(77,598,723)
Class S2
6/30/2016	649	—	339	(1,086)	(98)	17,407	—	9,031	(29,406)	(2,968)
12/31/2015	9,093	—	836	(7,833)	2,096	277,788	—	23,495	(239,987)	61,296
Intermediate Bond
Class ADV
6/30/2016	541,062	—	116,643	(1,351,293)	(693,588)	6,886,975	—	1,503,212	(17,122,786)	(8,732,599)
12/31/2015	1,033,309	11,624,777	802,976	(2,669,949)	10,791,113	13,340,754	149,184,469	9,986,767	(34,328,099)	138,183,891
Class I
6/30/2016	1,840,653	—	528,736	(5,914,055)	(3,544,666)	23,580,394	—	6,885,271	(75,558,329)	(45,092,664)
12/31/2015	23,872,350	12,071,020	3,491,776	(13,997,676)	25,437,470	310,214,545	156,568,603	43,830,561	(181,744,538)	328,869,171
Class S
6/30/2016	7,351,385	—	1,263,259	(16,416,506)	(7,801,862)	92,534,273	—	16,342,652	(209,467,389)	(100,590,464)
12/31/2015	9,216,475	20,259,748	8,416,637	(54,273,223)	(16,380,363)	118,762,167	260,842,115	105,043,748	(700,912,894)	(216,264,864)
Class S2
6/30/2016	229,299	—	10,372	(497,663)	(257,992)	2,920,990	—	133,715	(6,329,504)	(3,274,799)
12/31/2015	2,168,538	83,377	75,471	(384,423)	1,942,963	28,000,065	1,069,820	938,671	(4,970,407)	25,038,149

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2016	17,769	—	31,848	(38,893)	10,724	323,990	—	552,879	(697,089)	179,780
12/31/2015	42,791	—	42,062	(49,749)	35,104	879,068	—	833,677	(1,057,372)	655,373
Class I
6/30/2016	841,074	—	2,597,874	(2,313,490)	1,125,458	15,832,348	—	46,891,635	(44,294,982)	18,429,001
12/31/2015	2,254,931	—	3,651,238	(3,567,784)	2,338,385	47,197,903	—	74,959,919	(75,492,777)	46,665,045
Class R6
6/30/2016	7,016	—	—	(1)	7,015	129,155	—	—	(14)	129,141
11/24/2015(1) - 12/31/2015	147	—	—	—	147	3,000	—	—	—	3,000
Class S
6/30/2016	190,900	—	576,063	(655,176)	111,787	3,585,102	—	10,184,802	(12,168,177)	1,601,727
12/31/2015	898,027	—	824,447	(1,060,078)	662,396	18,183,436	—	16,604,357	(22,100,391)	12,687,402
Class S2
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(1,782)	(1,782)	—	—	—	(39,073)	(39,073)

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$160,027	$(160,027)	$—
BMO Capital Markets Corp	181,498	(181,498)	—
Citigroup Global Markets Inc.	1,054,482	(1,054,482)	—
Credit Suisse Securities (Europe) Limited	93,654	(93,654)	—
Deutsche Bank Securities Inc.	16,402	(16,402)	—
Goldman, Sachs & Co.	53,120	(53,120)	—
HSBC Bank PLC	1,874,073	(1,874,073)	—
J.P. Morgan Securities LLC	209,672	(209,672)	—
Jefferies LLC	171,651	(171,651)	—
JP Morgan Clearing Corp	452,399	(452,399)	—
JP Morgan Securities, Plc.	96,240	(96,240)	—
Merrill Lynch International	58,707	(58,707)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	51,263	(51,263)	—
Morgan Stanley & Co. LLC	332,913	(332,913)	—
RBC Capital Markets, LLC	634,255	(634,255)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Dominion Securities Inc	26,729	(26,729)	—
Scotia Capital (USA) INC	85,556	(85,556)	—
SG Americas Securities, LLC	649,441	(649,441)	—
Societe Generale	299,286	(299,286)	—
UBS AG	187,071	(187,071)	—
Total	$6,688,439	$(6,688,439)	$—

(1)
Collateral with a fair value of  $6,863,736 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$5,795	$(5,795)	$—
SG Americas Securities, LLC	10,115,532	(10,115,532)	—
Societe Generale	4,273,895	(4,273,895)	—
Total	$14,395,222	$(14,395,222)	$—

(1)
Collateral with a fair value of  $14,841,641 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$16,574,890	$(16,574,890)	$—
Jefferies LLC	1,391,235	(1,391,235)	—
RBC Capital Markets, LLC	1,519,385	(1,519,385)	—
SG Americas Securities, LLC	616,500	(616,500)	—
Total	$20,102,010	$(20,102,010)	$—

(1)
Collateral with a fair value of  $20,547,198 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,844,280	$(1,844,280)	$—
Citigroup Global Markets Inc.	49,090,641	(49,090,641)	—
Credit Suisse Securities (USA) LLC	298,485	(298,485)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Securities (USA) Inc.	1,887,048	(1,887,048)	—
J.P. Morgan Securities LLC	3,530,667	(3,530,667)	—
Jefferies LLC	728,782	(728,782)	—
Morgan Stanley & Co. LLC	1,424,487	(1,424,487)	—
Scotia Capital (USA) INC	1,282,522	(1,282,522)	—
SG Americas Securities, LLC	3,339,004	(3,339,004)	—
Total	$63,425,916	$(63,425,916)	$—

(1)
Collateral with a fair value of  $64,739,690 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,079,237	$(1,079,237)	$—
BNP Paribas	1,192,508	(1,192,508)	—
BNP Paribas Prime Brokerage, Inc.	1,111	(1,111)	—
Barclays Capital Inc.	4,481,447	(4,481,447)	—
Citigroup Global Markets Inc.	611,561	(611,561)	—
Credit Suisse Securities (USA) LLC	563,502	(563,502)	—
Deutsche Bank Securities Inc.	429,515	(429,515)	—
Goldman, Sachs & Co.	509,616	(509,616)	—
HSBC Bank PLC	1,634,931	(1,634,931)	—
JP Morgan Clearing Corp	5,383,236	(5,383,236)	—
Janney Montgomery Scott LLC	150,864	(150,864)	—
Jefferies LLC	11,354	(11,354)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	520,514	(520,514)	—
Morgan Stanley & Co. LLC	6,135,831	(6,135,831)	—
National Financial Services LLC	225,155	(225,155)	—
Nomura Securities International, Inc.	373,173	(373,173)	—
RBC Dominion Securities Inc	333,381	(333,381)	—
SG Americas Securities, LLC	525,680	(525,680)	—
Scotia Capital (USA) INC	1,473,814	(1,473,814)	—
UBS Securities LLC.	113,916	(113,916)	—
Wells Fargo Securities LLC	516,238	(516,238)	—
Total	$26,266,584	$(26,266,584)	$—

(1)
Collateral with a fair value of  $27,065,364 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Balanced	$7,676,406	$—	$9,561,178	$—
Global Equity	19,357,833	—	4,011,581	—
Government Money Market	334,810	—	59,269	9,705
Growth and Income	—	93,110,232	68,479,686	182,087,566
Intermediate Bond	24,866,802	—	159,807,871	—
Small Company	2,562,016	55,067,592	11,222,450	81,175,503
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Balanced	$7,676,062	$—	$—	$(3,888,063)	$(4,893,731)	Short-term	2017
Global Equity	19,356,238	—	—	(45,067,231)	(114,056,757)	Short-term	2016
					(16,197,601)	Short-term	2017
					(6,695,973)	Short-term	2018
					(59,900,001)	Short-term	None
					$(196,850,332)*
Government Money Market	104,857	2,379	—	—	—	—	—
Growth and Income	—	93,107,624	—	586,095,417	(35,231,984)*	Short-term	2016
Intermediate Bond	2,802,409	—	(19,905,658)	(56,396,730)	(152,830,543)	Short-term	2017
					(4,304,116)	Long-term	None
					$(157,134,659)*
Small Company	2,560,187	55,066,254	—	63,360,702	(1,570,776)	Short-term	2016
					(520,509)	Short-term	2017
					$(2,091,285)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2011.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS
On March 6, 2015, Global Equity (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities, for each of Voya Global Resources Portfolio (“Acquired 1 Portfolio”) and Voya International Value Portfolio (“Acquired 2 Portfolio”), collectively, “Acquired Portfolios,” which are not included in this report, each an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolios, voting separately, on February 17, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of Voya family of funds by, among other things, eliminating sector funds from the Voya family of funds. Furthermore, the Acquired Portfolios were expected to benefit from a reduction in gross and net expenses as shareholders of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$19,127,226
Net realized and unrealized loss on investments	$(71,422,278)
Net decrease in net assets resulting from operations	$(52,295,052)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 6, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolios’ Conversion Ratio
Acquired 1 Portfolio	$534,681	$169,240	$154,807	$(12,803)	1.8507
Acquired 2 Portfolio	$111,826	$169,240	$7,894*	$4,632	0.9631

*
Excludes $165,497,341 of capital loss carryforwards that were certain to expire due to limitations under Internal Revenue Code section 382 as a result of the merger.

The net assets of the Acquiring Portfolio after the acquisition were $815,746,881.
On August 14, 2015, Global Equity (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® DFA World Equity Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, shareholders of the Acquired Portfolio were expected to benefit from a reduction in gross and net expenses as shareholders of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$18,044,431
Net realized and unrealized loss on investments	$(56,943,168)
Net decrease in net assets resulting from operations	$(38,898,737)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$171,489	$734,035	$—	$(2,082)	1.0286
The net assets of the Acquiring Portfolio after the acquisition were $905,524,087.
On August 14, 2015, Intermediate Bond (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of Voya Aggregate Bond Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS (continued)

a plan of reorganization approved by the shareholders of the Acquired Portfolio on August 6, 2015. The reorganization could provide the Acquired Portfolio’s shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$148,621,340
Net realized and unrealized loss on investments	$(127,152,986)
Net increase in net assets resulting from operations	$21,468,354
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$567,665	$4,449,177	$—	$(1,127)	0.8214
The net assets of the Acquiring Portfolio after the acquisition were $5,016,842,393.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I*	$0.0000	August 1, 2016	Daily
Class S	$—	August 1, 2016	Daily
Intermediate Bond
Class ADV	$0.0310	August 1, 2016	Daily
Class I	$0.0369	August 1, 2016	Daily
Class S	$0.0339	August 1, 2016	Daily
Class S2	$0.0321	August 1, 2016	Daily

*
Amount rounds to $0.0000

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

Common Stock	54.2%
Exchange-Traded Funds	9.8%
Mutual Funds	8.5%
Corporate Bonds/Notes	8.0%
U.S. Treasury Obligations	5.6%
U.S. Government Agency Obligations	5.5%
Collateralized Mortgage Obligations	2.7%
Asset-Backed Securities	1.2%
Foreign Government Bonds	0.4%
Preferred Stock	0.0%
Purchased Options	0.0%
Rights	0.0%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 54.2%
		Consumer Discretionary: 7.0%
4,015	@	Amazon.com, Inc.	$2,873,214	0.7
71,226		Coach, Inc.	2,901,747	0.7
34,992		Comcast Corp. - Class A	2,281,128	0.5
39,389	@	Dish Network Corp. - Class A	2,063,984	0.5
21,187		Hasbro, Inc.	1,779,496	0.4
20,233		Home Depot, Inc.	2,583,552	0.6
21,612		McDonald’s Corp.	2,600,788	0.6
661,728		Other Securities(a)	12,941,009	3.0
			30,024,918	7.0
		Consumer Staples: 5.4%
36,374		Coca-Cola Co.	1,648,833	0.4
13,713		Costco Wholesale Corp.	2,153,490	0.5
10,188	@	Monster Beverage Corp.	1,637,313	0.4
20,635		PepsiCo, Inc.	2,186,072	0.5
20,075		Philip Morris International, Inc.	2,042,029	0.5
260,000	#	WH Group Ltd.	205,919	0.0
406,092		Other Securities(a)	13,166,426	3.1
			23,040,082	5.4
		Energy: 3.3%
15,066		Chevron Corp.	1,579,369	0.3
26,824		ENI S.p.A.	432,061	0.1
37,270	L	ENI SpA ADR	1,205,684	0.3
26,885		Royal Dutch Shell PLC - Class A	738,405	0.2
37,526		Royal Dutch Shell PLC - Class A ADR	2,072,186	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
11,815		Royal Dutch Shell PLC - Class B	$326,433	0.1
20,952		Schlumberger Ltd.	1,656,884	0.4
209,898		Other Securities(a)	6,208,424	1.4
			14,219,446	3.3
		Financials: 10.5%
38,656		JPMorgan Chase & Co.	2,402,084	0.5
140,338		Keycorp	1,550,735	0.4
68,897		Wells Fargo & Co.	3,260,895	0.8
2,157,804		Other Securities(a)	37,647,087	8.8
			44,860,801	10.5
		Health Care: 7.6%
8,953		AstraZeneca PLC	535,245	0.1
63,418	L	AstraZeneca PLC ADR	1,914,589	0.5
23,675		Bristol-Myers Squibb Co.	1,741,296	0.4
15,727		Danaher Corp.	1,588,427	0.4
23,910		Gilead Sciences, Inc.	1,994,572	0.5
26,111		Medtronic PLC	2,265,652	0.5
51,371		Merck & Co., Inc.	2,959,483	0.7
22,310		UnitedHealth Group, Inc.	3,150,172	0.7
224,420		Other Securities	16,369,186	3.8
			32,518,622	7.6
		Industrials: 5.5%
11,705		General Dynamics Corp.	1,629,804	0.4
997,880		Other Securities(a)	21,841,559	5.1
			23,471,363	5.5
		Information Technology: 9.1%
17,172	@	Adobe Systems, Inc.	1,644,906	0.4
4,526	@	Alphabet, Inc. - Class A	3,184,177	0.8
510	@	Alphabet, Inc. - Class C	352,971	0.1
52,499		Apple, Inc.	5,018,904	1.2
90,904		Cisco Systems, Inc.	2,608,036	0.6
20,127	@	Facebook, Inc.	2,300,114	0.5
70,104		Microsoft Corp.	3,587,222	0.8
33,969		Qualcomm, Inc.	1,819,719	0.4
24,772		Visa, Inc. - Class A	1,837,339	0.4
516,647		Other Securities(a)	16,827,571	3.9
			39,180,959	9.1
		Materials: 2.4%
34,728		Dow Chemical Co.	1,726,329	0.4
294,433		Other Securities	8,685,347	2.0
			10,411,676	2.4
		Telecommunication Services: 1.2%
74,080		AT&T, Inc.	3,200,997	0.8
436,651		Other Securities	1,874,885	0.4
			5,075,882	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.2%
47,444		Exelon Corp.	$1,725,064	0.4
27,062		PG&E Corp.	1,729,803	0.4
304,425		Other Securities(a)	6,170,972	1.4
			9,625,839	2.2
		Total Common Stock (Cost $225,121,741)	232,429,588	54.2
EXCHANGE-TRADED FUNDS: 9.8%
250,313		iShares MSCI Emerging Markets Index Fund	8,600,755	2.0
83,758		iShares Russell 1000 Value Index Fund	8,648,851	2.0
1,800		iShares S&P MidCap 400 Index Fund	268,902	0.1
370,707		PowerShares Senior Loan Portfolio	8,515,140	2.0
120,095		SPDR Barclays Capital High Yield Bond	4,287,391	1.0
103,573		SPDR Dow Jones International Real Estate	4,294,136	1.0
48,489		Vanguard REIT	4,299,520	1.0
57,228		Vanguard Total International Bond	3,187,600	0.7
		Total Exchange-Traded Funds (Cost $43,708,987)	42,102,295	9.8
MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,312,257		Voya Floating Rate Fund - Class P	12,820,747	3.0
2,206,150		Voya High Yield Bond Fund - Class P	17,141,783	4.0
			29,962,530	7.0
		Unaffiliated Investment Companies: 1.5%
1,245,941	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,379,216	1.5
		Total Mutual Funds (Cost $37,384,044)	36,341,746	8.5
PREFERRED STOCK: 0.0%
		Consumer Staples: 0.0%
1,748		Other Securities	213,625	0.0
		Total Preferred Stock (Cost $199,715)	213,625	0.0
RIGHTS: 0.0%
		Energy: 0.0%
6,006		Other Securities	1,953	0.0
		Total Rights (Cost $1,971)	1,953	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.0%
		Basic Materials: 0.1%
$67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	$68,669	0.0
27,000	#	Glencore Funding LLC, 2.500%, 01/15/19	26,089	0.0
84,000	#	Glencore Funding LLC, 2.875%, 04/16/20	79,029	0.0
255,000		Other Securities	262,780	0.1
			436,567	0.1
		Communications: 0.9%
798,000		AT&T, Inc., 2.300%-5.350%, 03/11/19-06/15/44	842,614	0.2
32,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	34,940	0.0
63,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	67,918	0.0
200,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	201,750	0.1
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,475	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,529	0.1
2,186,000		Other Securities	2,288,327	0.5
			3,663,553	0.9
		Consumer, Cyclical: 0.5%
63,000		McDonald’s Corp., 2.100%, 12/07/18	64,510	0.0
1,866,000		Other Securities	1,961,649	0.5
			2,026,159	0.5
		Consumer, Non-cyclical: 1.5%
151,000		AstraZeneca PLC, 1.750%, 11/16/18	153,047	0.0
43,000	#	BAT International Finance PLC, 1.850%, 06/15/18	43,483	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	64,432	0.0
200,000		Gilead Sciences, Inc., 3.500%-3.650%, 02/01/25-03/01/26	216,138	0.1
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	206,171	0.1
85,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	86,203	0.0
80,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	83,159	0.0
48,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	52,312	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$60,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	$63,765	0.0
40,000	#	Mylan NV, 2.500%, 06/07/19	40,560	0.0
61,000	#	Mylan NV, 3.150%, 06/15/21	62,015	0.0
40,000	#	Mylan NV, 3.750%, 12/15/20	41,749	0.0
64,000	#	Mylan NV, 3.950%, 06/15/26	64,873	0.1
130,000		Philip Morris International, Inc., 4.250%-5.650%, 05/16/18-11/10/44	142,335	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	44,375	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	86,270	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,366	0.0
4,775,000		Other Securities	4,989,198	1.2
			6,508,451	1.5
		Diversified: 0.0%
90,000		Other Securities	90,703	0.0
		Energy: 0.9%
15,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	14,061	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	84,207	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	203,990	0.0
50,000	#	YPF SA, 8.500%, 07/28/25	53,012	0.0
200,000	#	YPF SA, 8.875%, 12/19/18	216,000	0.1
3,372,000		Other Securities(a)	3,444,789	0.8
			4,016,059	0.9
		Financial: 2.9%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	214,951	0.1
200,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	208,436	0.0
150,000	#	Athene Global Funding, 2.875%, 10/23/18	148,888	0.0
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	203,277	0.0
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	206,448	0.1
32,000	#	BNP Paribas SA, 4.375%, 09/28/25	32,526	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	215,238	0.1
107,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	108,585	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	$250,265	0.1
100,000	#	HBOS PLC, 6.750%, 05/21/18	107,510	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	202,199	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	199,180	0.0
801,000		JPMorgan Chase & Co., 1.625%-6.125%, 03/01/18-12/29/49	826,823	0.2
45,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	45,642	0.0
200,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	213,663	0.1
80,000	#	New York Life Global Funding, 1.550%, 11/02/18	80,770	0.0
70,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	72,118	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	75,591	0.0
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	42,662	0.0
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	219,114	0.1
200,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	204,030	0.1
8,359,000		Other Securities	8,488,630	2.0
			12,366,546	2.9
		Industrial: 0.2%
25,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	26,307	0.0
911,000		Other Securities	957,868	0.2
			984,175	0.2
		Technology: 0.5%
106,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	108,662	0.0
104,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	107,008	0.0
110,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	114,223	0.1
102,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	106,020	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$105,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	$106,393	0.0
80,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	81,961	0.0
30,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	32,161	0.0
7,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	7,331	0.0
1,509,000		Other Securities	1,561,120	0.4
			2,224,879	0.5
		Utilities: 0.5%
60,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	61,819	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,573	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,046	0.1
123,000	#	Electricite de France SA, 2.350%, 10/13/20	125,777	0.0
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	209,250	0.1
130,000		Exelon Corp., 2.850%-3.400%, 06/15/20-04/15/26	135,302	0.0
37,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	39,631	0.0
1,153,000		Other Securities	1,229,879	0.3
			1,967,277	0.5
		Total Corporate Bonds/Notes (Cost $33,306,299)	34,284,369	8.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
72,457	#,+	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	72,862	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.442%, 01/15/28	183,621	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	29,385	0.0
72,792	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	78,103	0.0
13,528	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	13,531	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	$104,579	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	219,728	0.0
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	75,408	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.445%, 11/11/41	226,311	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.926%, 02/13/42	145,466	0.0
99,017	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	99,481	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	245,821	0.1
118,377	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	124,903	0.0
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	40,321	0.0
110,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	120,049	0.0
1,732,921 ^		COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	139,915	0.1
984,438 ^		COMM 2012-CCRE4 XA Mortgage Trust, 2.072%, 10/15/45	77,928	0.0
2,380,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	85,528	0.0
616,957 ^		COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	38,512	0.0
73,081	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	74,092	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	70,153	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$7,326	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	$7,327	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.466%, 05/15/36	54,912	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	26,985	0.0
110,000	#	DBUBS Mortgage Trust 2011-LC1A E, 5.884%, 11/10/46	116,526	0.0
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	37,643	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	94,345	0.0
170,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	170,192	0.1
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	67,079	0.0
160,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%-5.453%, 11/25/24	163,163	0.0
400,000		Fannie Mae Connecticut Avenue Securities, 5.453%-6.353%, 07/25/25-10/25/28	411,915	0.1
107,632 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	34,145	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	102,321	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	175,935	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	99,797	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	255,076	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$50,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	$51,205	0.0
260,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	270,452	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	99,294	0.0
60,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	62,123	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	96,645	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	98,932	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	104,329	0.1
80,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	78,120	0.0
21,935,329	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	97,617	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	85,022	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	101,529	0.1
1,900,855 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	151,853	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	41,265	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	89,901	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	$21,025	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,197	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	28,906	0.0
3,066,520 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	43,364	0.0
4,699,115 ^		JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	142,387	0.1
977,949 ^		JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.403%, 04/15/47	40,376	0.0
1,300,427	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	3,297	0.0
90,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	91,843	0.0
139,286	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	139,125	0.1
23,846	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	23,885	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	60,092	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	60,069	0.0
5,561,135	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	7,053	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.268%, 09/12/42	103,412	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	145,335	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	104,567	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	$102,802	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	88,991	0.0
70,139	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	70,982	0.0
1,345,392 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.740%, 01/15/59	132,775	0.1
479,286	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	36,030	0.0
581,452	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.538%, 03/15/48	35,699	0.0
1,555,739 ^		Wells Fargo Commercial Mortgage Trust 2014-LC16, 1.615%, 08/15/50	109,241	0.0
5,413,345		Other Securities	4,617,587	1.1
		Total Collateralized Mortgage Obligations (Cost $11,789,198)	11,749,385	2.7
FOREIGN GOVERNMENT BONDS: 0.4%
175,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	187,250	0.1
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	102,250	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,719	0.0
1,021,539		Other Securities(a)	1,176,184	0.3
			1,476,403	0.4
		Oil & Gas: 0.0%
49,000		Other Securities	30,865	0.0
		Total Foreign Government Bonds (Cost $1,511,942)	1,507,268	0.4
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.2%
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	40,356	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,767	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	163,816	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	113,104	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
$30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	$30,482	0.0
490,000		Other Securities	496,438	0.1
			963,963	0.2
		Home Equity Asset-Backed Securities: 0.1%
200,000		Other Securities	191,600	0.1
		Other Asset-Backed Securities: 0.9%
198,667	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
250,000	#	Atrium V 5A D, 4.336%, 07/20/20	250,057	0.1
11,408	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	11,465	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	240,870	0.1
500,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.056%, 08/01/21	478,530	0.1
96,297	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	95,217	0.0
200,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	196,962	0.1
47,768	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	48,483	0.0
88,419	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	89,850	0.0
250,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	250,064	0.1
90,475	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	90,869	0.0
94,416	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	95,681	0.0
330,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	312,051	0.1
37,862	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	38,040	0.0
45,105	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	44,992	0.0
250,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	250,009	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	$294,470	0.1
100,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	99,625	0.0
76,029	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	76,115	0.0
100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	100,650	0.0
250,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	240,832	0.0
100,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	101,506	0.0
100,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	99,882	0.0
50,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	49,833	0.0
486,807		Other Securities	427,671	0.1
			3,983,724	0.9
		Total Asset-Backed Securities (Cost $5,137,289)	5,139,287	1.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
		Federal Home Loan Mortgage Corporation: 1.5%##
5,858,346	^,W	2.500%-6.500%, due 12/15/17-09/01/45	6,494,126	1.5
		Federal National Mortgage Association: 2.3%##
2,976,000	W	3.500%, due 07/01/45	3,140,378	0.8
5,911,435		2.500%-7.500%, due 08/01/16-02/25/49	6,462,952	1.5
			9,603,330	2.3
		Government National Mortgage Association: 1.7%
2,603,000	W	3.000%, due 08/01/44	2,716,525	0.6
1,814,000	W	3.500%, due 07/01/44	1,925,462	0.5
2,598,013		3.000%-7.000%, due 05/16/32-10/20/60	2,800,101	0.6
			7,442,088	1.7
		Total U.S. Government Agency Obligations (Cost $23,015,112)	23,539,544	5.5
U.S. TREASURY OBLIGATIONS: 5.6%
		Treasury Inflation Indexed Protected Securities: 0.4%
1,583,917		0.625%, due 01/15/26	1,669,516	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: 1.1%
$3,583,000		2.500%, due 02/15/46	$3,734,439	0.9
1,030,000	L	1.625%-3.000%, due 05/15/26-11/15/45	1,043,514	0.2
			4,777,953	1.1
		U.S. Treasury Notes: 4.1%
6,609,000		0.625%, due 06/30/18	6,613,263	1.6
5,230,000		0.875%, due 06/15/19	5,256,150	1.2
2,140,000		1.375%, due 06/30/23	2,151,870	0.5
2,478,000		1.625%, due 02/15/26	2,507,523	0.6
982,000		0.875%-1.750%, due 12/31/17-01/31/23	988,196	0.2
			17,517,002	4.1
		Total U.S. Treasury Obligations (Cost $23,610,221)	23,964,471	5.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
3,300,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,582	0.0
3,100,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,463	0.0
3,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,906	0.0
3,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,734	0.0
			10,685	0.0
		Total Purchased Options (Cost $44,135)	10,685	0.0
		Total Long-Term Investments (Cost $404,830,654)	411,284,216	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Corporate Bonds/Notes: 0.0%
$65,000	AmerisourceBergen Corp., 1.150%, 05/15/17	$64,998	0.0
32,000	L-3 Communications Corp., 1.500%, 05/28/17	32,016	0.0
		97,014	0.0
	Securities Lending Collateralcc: 1.6%
1,630,153	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,630,171, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,662,756, due 08/15/16-11/15/45)	1,630,153	0.4
1,630,153	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,630,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,662,756, due 07/15/16-09/20/65)	1,630,153	0.4
1,630,153	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,630,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,662,756, due 07/07/16-02/01/49)	1,630,153	0.4
1,630,153	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,630,173, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,662,756, due 03/15/18-09/09/49)	1,630,153	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$343,124	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $343,128, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $349,986, due 12/01/16-02/20/66)	$343,124	0.0
		6,863,736	1.6
	U.S. Treasury Obligations: 1.1%
4,860,000	United States Treasury Note, 0.500%, 02/28/17 (Cost $4,859,193)	4,862,381	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
12,870,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $12,870,000)	12,870,000	3.0
	Total Short-Term Investments (Cost $24,690,038)	24,693,131	5.7
	Total Investments in Securities (Cost $429,520,692)	$435,977,347	101.6
	Liabilities in Excess of Other Assets	(6,975,580)	(1.6)
	Net Assets	$429,001,767	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

+
Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $432,197,048.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,642,157
Gross Unrealized Depreciation	(16,861,858)
Net Unrealized Appreciation	$3,780,299

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,671,935	$4,352,983	$—	$30,024,918
Consumer Staples	17,765,209	5,274,873	—	23,040,082
Energy	12,014,114	2,205,332	—	14,219,446
Financials	36,047,871	8,812,930	—	44,860,801
Health Care	27,963,255	4,555,367	—	32,518,622
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Industrials	18,899,348	4,572,015	—	23,471,363
Information Technology	37,173,365	2,007,594	—	39,180,959
Materials	8,003,925	2,407,751	—	10,411,676
Telecommunication Services	3,200,997	1,874,885	—	5,075,882
Utilities	8,194,350	1,431,489	—	9,625,839
Total Common Stock	194,934,369	37,495,219	—	232,429,588
Exchange-Traded Funds	42,102,295	—	—	42,102,295
Mutual Funds	36,341,746	—	—	36,341,746
Preferred Stock	—	213,625	—	213,625
Rights	1,953	—	—	1,953
Purchased Options	—	10,685	—	10,685
Corporate Bonds/Notes	—	34,284,369	—	34,284,369
Collateralized Mortgage Obligations	—	11,749,385	—	11,749,385
Short-Term Investments	12,870,000	11,823,131	—	24,693,131
Foreign Government Bonds	—	1,507,268	—	1,507,268
U.S. Treasury Obligations	—	23,964,471	—	23,964,471
Asset-Backed Securities	—	5,039,662	99,625	5,139,287
U.S. Government Agency Obligations	—	23,539,544	—	23,539,544
Total Investments, at fair value	$286,250,363	$149,627,359	$99,625	$435,977,347
Other Financial Instruments+
Centrally Cleared Swaps	—	271,342	—	271,342
Forward Foreign Currency Contracts	—	1,052	—	1,052
Futures	715,613	—	—	715,613
Total Assets	$286,965,976	$149,899,753	$99,625	$436,965,354
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(709,220)	$—	$(709,220)
Forward Foreign Currency Contracts	—	(2,421)	—	(2,421)
Futures	(683,206)	—	—	(683,206)
Written Options	—	(46,436)	—	(46,436)
Total Liabilities	$(683,206)	$(758,077)	$—	$(1,441,283)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$—	$13,134,373	$(287,322)	$(26,304)	$12,820,747	$106,838	$(85)	$—
Voya High Yield Bond Fund - Class P	13,431,216	4,517,962	(1,365,858)	558,463	17,141,783	462,803	(105,457)	—
	$13,431,216	$17,652,335	$(1,653,180)	$532,159	$29,962,530	$569,641	$(105,542)	$—

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

The financial statements for the above mutual fund can be found at www.sec.gov.
At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South Korean Won	104,798,600	Buy	07/15/16	$91,296	$90,935	$(361)
Deutsche Bank AG	Thai Baht	4,261,421	Buy	07/15/16	121,912	121,245	(667)
Deutsche Bank AG	Singapore Dollar	110,734	Buy	07/15/16	81,743	82,194	451
Goldman Sachs & Co.	Hong Kong Sar Dollar	83,689	Buy	07/15/16	10,798	10,789	(9)
Morgan Stanley	Indonesian Rupiah	841,602,000	Buy	07/15/16	63,493	63,675	182
							$(404)
Barclays Bank PLC	South Korean Won	104,798,600	Sell	07/15/16	$91,348	$90,935	$413
Deutsche Bank AG	Thai Baht	4,261,421	Sell	07/15/16	120,823	121,245	(422)
Deutsche Bank AG	Singapore Dollar	110,734	Sell	07/15/16	81,842	82,193	(351)
Goldman Sachs & Co.	Hong Kong Sar Dollar	83,689	Sell	07/15/16	10,795	10,789	6
Morgan Stanley	Indonesian Rupiah	841,602,000	Sell	07/15/16	63,065	63,676	(611)
							$(965)

At June 30, 2016, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	75	09/16/16	$8,605,500	$134,381
S&P Mid 400 E-Mini	57	09/16/16	8,510,100	(6,818)
U.S. Treasury 2-Year Note	47	09/30/16	10,308,422	31,485
U.S. Treasury 5-Year Note	167	09/30/16	20,401,398	350,892
U.S. Treasury Ultra Long Bond	16	09/21/16	2,982,000	198,855
			$50,807,420	$708,795
Short Contracts
S&P 500 E-Mini	(153)	09/16/16	(15,990,030)	(412,421)
U.S. Treasury 10-Year Note	(26)	09/21/16	(3,457,594)	(73,252)
U.S. Treasury Long Bond	(9)	09/21/16	(1,551,094)	(77,126)
U.S. Treasury Ultra 10-Year Note	(23)	09/21/16	(3,350,453)	(113,589)
			$(24,349,171)	$(676,388)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD612,000	$60,908	$60,908
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD729,000	93,700	93,700
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.593%	Chicago Mercantile Exchange	10/13/40	USD221,000	(34,703)	(34,703)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD1,071,000	(190,570)	(190,570)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD3,984,000	(24,646)	(24,646)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD7,138,000	(193,054)	(193,054)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.453%	Chicago Mercantile Exchange	10/13/20	USD715,000	(15,645)	(15,645)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD7,247,000	(205,231)	(205,231)
Receive a fixed rate equal to 1.785% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/22	USD1,701,000	69,322	69,322
Receive a fixed rate equal to 2.099% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/25	USD58,000	3,832	3,832
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD2,814,000	43,580	43,580
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,974)	(7,974)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,059)	(7,059)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,159)	(7,159)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,126)	(7,126)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD204,000	(4,269)	(4,269)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD2,814,000	(9,097)	(9,097)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD830,000	(2,687)	(2,687)
				$(437,878)	$(437,878)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD3,300,000	$4,018	$(106)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD3,100,000	3,706	(96)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD3,300,000	18,372	(23,586)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD3,100,000	17,506	(22,648)
Total Written Swaptions							$43,602	$(46,436)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$10,685
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,052
Equity contracts	Net Assets — Unrealized appreciation**	134,381
Interest rate contracts	Net Assets — Unrealized appreciation**	581,232
Interest rate contracts	Net Assets — Unrealized appreciation***	271,342
Total Asset Derivatives		$998,692

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,421
Equity contracts	Net Assets — Unrealized depreciation**	6,818
Interest rate contracts	Net Assets — Unrealized depreciation**	676,388
Interest rate contracts	Net Assets — Unrealized depreciation***	709,220
Interest rate contracts	Written Options, at fair value	46,436
Total Liability Derivatives		$1,441,283

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(37,075)	$—	$(37,075)
Equity contracts	—	—	(465,773)	—	—	(465,773)
Foreign exchange contracts	(62,320)	1,078,837	—	—	118,852	1,135,369
Interest rate contracts	(285,782)	—	442,234	9,412	525,691	691,555
Total	$(348,102)	$1,078,837	$(23,539)	$(27,663)	$644,543	$1,324,076

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$16,010	$—	$16,010
Equity contracts	—	—	145,417	—	—	145,417
Foreign exchange contracts	—	(6,472)	—	—	—	(6,472)
Interest rate contracts	(33,450)	—	(48,517)	(420,646)	(2,834)	(505,447)
Total	$(33,450)	$(6,472)	$96,900	$(404,636)	$(2,834)	$(350,492)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Barclays Bank PLC	Deutsche Bank AG	Goldman Sachs & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$—	$—	$10,685	$—	$10,685
Forward foreign currency contracts	413	451	6	182	$1,052
Total Assets	$413	$451	$10,691	$182	$11,737
Liabilities:
Forward foreign currency contracts	$361	$1,440	$9	$611	$2,421
Written options	—	—	46,436	—	46,436
Total Liabilities	$361	$1,440	$46,445	$611	$48,857
Net OTC derivative instruments by counterparty, at fair value	$52	$(989)	$(35,754)	$(429)	$(37,120)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$52	$(989)	$(35,754)	$(429)	$(37,120)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	19.4%
Information Technology	13.6%
Health Care	12.2%
Consumer Staples	11.8%
Consumer Discretionary	11.1%
Industrials	9.0%
Energy	7.0%
Materials	4.4%
Telecommunication Services	4.1%
Utilities	2.8%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 11.1%
24,13	@	Amazon.com, Inc.	$17,268,626	2.4
434,462		Coach, Inc.	17,699,982	2.4
114,272		Hasbro, Inc.	9,597,705	1.3
103,308		McDonald’s Corp.	12,432,085	1.7
1,090,000		Panasonic Corp.	9,377,859	1.3
129,235		Renault S.A.	9,756,965	1.3
34,186		Other Securities	5,153,040	0.7
			81,286,262	11.1
		Consumer Staples: 11.8%
289,160		Coca-Cola Co.	13,107,623	1.8
329,235		Diageo PLC	9,197,443	1.3
327,500		Japan Tobacco, Inc.	13,198,972	1.8
88,125		Kimberly-Clark Corp.	12,115,425	1.6
132,638		Kraft Heinz Co.	11,735,810	1.6
179,210		Nestle S.A.	13,884,892	1.9
131,855		Philip Morris International, Inc.	13,412,291	1.8
			86,652,456	11.8
		Energy: 7.0%
791,102		ENI S.p.A.	12,742,472	1.7
95,532		Occidental Petroleum Corp.	7,218,398	1.0
237,302		Royal Dutch Shell PLC - Class A ADR	13,103,816	1.8
145,405		Valero Energy Corp.	7,415,655	1.0
304,012		Other Securities	11,122,624	1.5
			51,602,965	7.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 19.4%
212,212		BB&T Corp.	$7,556,869	1.0
100,623		Crown Castle International Corp.	10,206,191	1.4
311,490		Danske Bank A/S	8,198,535	1.1
109,452		Deutsche Boerse AG	8,992,042	1.2
177,113		Hartford Financial Services Group, Inc.	7,860,275	1.1
3,035		Japan Retail Fund Investment Corp.	7,749,774	1.1
181,150		JPMorgan Chase & Co.	11,256,661	1.5
267,468		Liberty Property Trust	10,623,829	1.4
27,024		Partners Group	11,581,554	1.6
47,136		Simon Property Group, Inc.	10,223,798	1.4
100,089		T. Rowe Price Group, Inc.	7,303,494	1.0
336,144		Wells Fargo & Co.	15,909,695	2.2
5,129,884		Other Securities	25,035,903	3.4
			142,498,620	19.4
		Health Care: 12.2%
194,203		AstraZeneca PLC	11,610,197	1.6
164,321		Gilead Sciences, Inc.	13,707,658	1.9
155,838		Medtronic PLC	13,522,063	1.8
164,970		Novartis AG	13,616,385	1.9
53,999		Roche Holding AG	14,249,247	1.9
50,705		Shire PLC ADR	9,333,776	1.3
93,208		UnitedHealth Group, Inc.	13,160,969	1.8
			89,200,295	12.2
		Industrials: 9.0%
181,849		Deere & Co.	14,737,043	2.0
56,481		General Dynamics Corp.	7,864,414	1.1
545,200		LIXIL Group Corp.	8,953,194	1.2
331,833		Koninklijke Philips NV	8,241,531	1.1
576,600		Mitsubishi Corp.	10,152,389	1.4
91,017		Siemens AG	9,340,314	1.3
651,318		Other Securities	6,470,399	0.9
			65,759,284	9.0
		Information Technology: 13.6%
220,601		Apple, Inc.	21,089,456	2.9
724,997		Cisco Systems, Inc.	20,800,164	2.8
124,304	L	Lam Research Corp.	10,448,994	1.4
401,314		Microsoft Corp.	20,535,237	2.8
304,174		Qualcomm, Inc.	16,294,601	2.2
407,116		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,678,653	1.5
			99,847,105	13.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.4%
104,861		BASF SE	$8,040,644	1.1
275,518		Dow Chemical Co.	13,696,000	1.8
219,068		Nucor Corp.	10,824,150	1.5
			32,560,794	4.4
		Telecommunication Services: 4.1%
179,103		AT&T, Inc.	7,739,041	1.0
1,068,000		China Mobile Ltd.	12,339,902	1.7
624,638	L	Orange SA	10,156,974	1.4
			30,235,917	4.1
		Utilities: 2.8%
150,540		PG&E Corp.	9,622,517	1.3
1,515,188		Other Securities(a)	11,049,214	1.5
			20,671,731	2.8
		Total Common Stock (Cost $699,111,456)	700,315,429	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 2.0%
$3,524,938	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,524,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,595,437, due 07/15/16-09/20/65)	3,524,938	0.5
3,524,938	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $3,524,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $3,595,437, due 04/30/17-03/15/57)	3,524,938	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$3,524,938	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,524,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,595,437, due 07/07/16-02/01/49)	$3,524,938	0.5
741,889	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $741,898, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $756,727, due 06/01/22-11/20/45)	741,889	0.1
3,524,938	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $3,524,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,595,437, due 12/01/16-02/20/66)	3,524,938	0.4
		14,841,641	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
29,911,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $29,911,000)	29,911,000	4.1
	Total Short-Term Investments (Cost $44,752,641)	44,752,641	6.1
	Total Investments in Securities (Cost $743,864,097)	$745,068,070	101.5
	Liabilities in Excess of Other Assets	(11,025,145)	(1.5)
	Net Assets	$734,042,925	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $747,107,531.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$39,371,726
Gross Unrealized Depreciation	(41,411,187)
Net Unrealized Depreciation	$(2,039,461)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,998,398	$24,287,864	$—	$81,286,262
Consumer Staples	50,371,149	36,281,307	—	86,652,456
Energy	38,860,493	12,742,472	—	51,602,965
Financials	80,940,812	61,557,808	—	142,498,620
Health Care	49,724,466	39,475,829	—	89,200,295
Industrials	22,601,457	43,157,827	—	65,759,284
Information Technology	99,847,105	—	—	99,847,105
Materials	24,520,150	8,040,644	—	32,560,794
Telecommunication Services	7,739,041	22,496,876	—	30,235,917
Utilities	9,622,517	11,049,214	—	20,671,731
Total Common Stock	441,225,588	259,089,841	—	700,315,429
Short-Term Investments	29,911,000	14,841,641	—	44,752,641
Total Investments, at fair value	$471,136,588	$273,931,482	$—	$745,068,070
Other Financial Instruments+
Futures	800,554	—	—	800,554
Total Assets	$471,937,142	$273,931,482	$—	$745,868,624

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Global Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	424	09/16/16	$17,695,640	$800,554
			$17,695,640	$800,554

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$800,554
Total Asset Derivatives		$800,554

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$755,454
Total	$755,454

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$767,082
Total	$767,082

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

U.S. Government Agency Debt	37.4%
U.S. Treasury Debt	24.2%
Investment Companies	9.1%
U.S. Treasury Repurchase Agreement	7.2%
Assets in Excess of Other Liabilities	22.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
Investment Companies: 9.1%
$24,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.292%, due 07/01/16	$24,000,000	4.5
22,000,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.296%, due 07/01/16	22,000,000	4.2
2,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.268%, due 07/01/16	2,000,000	0.4
	Total Investment Companies (Cost $48,000,000)	48,000,000	9.1
U.S. Government Agency Debt: 37.4%
1,000,000	Fannie Mae Discount Notes, 0.285%, due 08/10/16	999,689	0.2
1,250,000	Fannie Mae Discount Notes, 0.289%, due 08/01/16	1,249,699	0.2
950,000	Fannie Mae Discount Notes, 0.306%, due 09/06/16	949,470	0.2
1,425,000	Fannie Mae Discount Notes, 0.357%, due 09/19/16	1,423,892	0.3
2,000,000	Fannie Mae Discount Notes, 0.423%, due 11/14/16	1,996,864	0.4
2,225,000	Fannie Mae, 0.468%, due 07/20/17	2,224,763	0.4
1,500,000	Fannie Mae, 0.625%, due 08/26/16	1,500,549	0.3
2,250,000	Fannie Mae, 1.250%, due 09/28/16	2,254,392	0.4
350,000	Fannie Mae, 1.375%, due 11/15/16	351,053	0.1
200,000	Fannie Mae, 5.375%, due 06/12/17	208,710	0.0
1,603,000	Fannie Mae, 5.375%, due 07/15/16	1,606,142	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
$900,000	Federal Farm Credit Banks, 0.404%, due 02/21/17	$899,831	0.2
9,000,000	Federal Farm Credit Banks, 0.414%, due 04/03/17	8,996,651	1.7
26,000,000	Federal Farm Credit Banks, 0.450%, due 10/21/16	25,999,999	4.9
20,250,000	Federal Farm Credit Banks, 0.460%, due 12/19/16	20,250,954	3.8
10,750,000	Federal Farm Credit Banks, 0.490%, due 03/22/17	10,751,179	2.0
500,000	Federal Farm Credit Banks, 0.500%, due 07/03/17	499,695	0.1
1,100,000	Federal Farm Credit Banks, 0.730%, due 06/19/17	1,099,047	0.2
3,200,000	Federal Farm Credit Discount Notes, 0.521%, due 12/27/16	3,191,885	0.6
6,250,000	Federal Farm Credit Discount Notes, 0.593%, due 02/22/17	6,226,236	1.2
1,500,000	Federal Farm Credit Discount Notes, 0.650%, due 02/03/17	1,494,213	0.3
11,000,000	Federal Home Loan Bank Discount Notes, 0.346%, due 08/05/16	10,996,364	2.1
6,000,000	Federal Home Loan Bank Discount Notes, 0.418%, due 09/14/16	5,994,875	1.1
7,250,000	Federal Home Loan Bank Discount Notes, 0.630%, due 12/05/16	7,230,397	1.4
7,750,000	Federal Home Loan Banks, 0.405%, due 11/10/16	7,749,722	1.5
1,400,000	Federal Home Loan Banks, 0.443%, due 01/27/17	1,400,000	0.3
375,000	Federal Home Loan Banks, 0.446%, due 03/17/17	374,916	0.1
3,250,000	Federal Home Loan Banks, 0.467%, due 06/01/17	3,250,000	0.6
6,250,000	Federal Home Loan Banks, 0.477%, due 03/01/17	6,250,000	1.2
3,000,000	Federal Home Loan Banks, 0.481%, due 05/16/17	2,999,253	0.6
1,250,000	Federal Home Loan Banks, 2.000%, due 09/09/16	1,253,705	0.2
300,000	Federal Home Loan Mortgage Corp., 0.452%, due 01/13/17	300,055	0.1
850,000	Federal Home Loan Mortgage Corp., 0.493%, due 04/27/17	850,347	0.2

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
$665,000	Federal Home Loan Mortgage Corp., 5.125%, due 10/18/16	$674,197	0.1
1,000,000	Freddie Mac Discount Notes, 0.333%, due 08/19/16	999,564	0.2
1,500,000	Freddie Mac Discount Notes, 0.357%, due 09/13/16	1,498,921	0.3
3,450,000	Freddie Mac Discount Notes, 0.403%, due 10/17/16	3,445,912	0.7
7,750,000	Freddie Mac Discount Notes, 0.459%, due 11/25/16	7,735,759	1.5
7,500,000	Freddie Mac Discount Notes, 0.459%, due 12/14/16	7,484,437	1.4
9,750,000	Freddie Mac Discount Notes, 0.469%, due 09/15/16	9,740,532	1.8
15,500,000	Freddie Mac Discount Notes, 0.490%, due 10/04/16	15,480,367	2.9
3,250,000	Freddie Mac Discount Notes, 0.498%, due 10/03/16	3,245,861	0.6
400,000	Freddie Mac Discount Notes, 0.511%, due 01/05/17	398,956	0.1
2,500,000	Freddie Mac Discount Notes, 0.510%, due 12/01/16	2,494,687	0.5
600,000	Freddie Mac, 2.000%, due 08/25/16	601,423	0.1
	Total U.S. Government Agency Debt (Cost $196,625,163)	196,625,163	37.4
U.S. Treasury Debt: 24.2%
86,750,000	United States Treasury Bill, 0.271%, due 09/29/16	86,692,235	16.5
28,000,000	United States Treasury Floating Rate Note, 0.334%, due 04/30/17	27,999,659	5.3
Principal Amount†		Value	Percentage of Net Assets
U.S. Treasury Debt: (continued)
$12,500,000	United States Treasury Note, 1.000%, due 10/31/16	$12,526,558	2.4
	Total U.S. Treasury Debt (Cost $127,218,452)	127,218,452	24.2
U.S. Treasury Repurchase Agreement: 7.2%
37,717,000	Deutsche Bank Repurchase Agreement dated 6/30/2016, 0.400%, due 7/1/16, $37,717,419 to be received upon repurchase (Collateralized by $37,055,900, Note, 1.750%, Market Value plus accrued interest $38,471,347 due 1/31/23), 0.400%, due 07/01/16	37,717,000	7.2
	Total U.S. Treasury Repurchase Agreement (Cost $37,717,000)	37,717,000	7.2
	Total Investments in Securities (Cost $409,560,615)	$409,560,615	77.9
	Assets in Excess of Other Liabilities	116,215,117	22.1
	Net Assets	$525,775,732	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$127,218,452	$—	$127,218,452
U.S. Treasury Repurchase Agreement	—	37,717,000	—	37,717,000
Investment Companies	48,000,000	—	—	48,000,000
U.S. Government Agency Debt	—	196,625,163	—	196,625,163
Total Investments, at fair value	$48,000,000	$361,560,615	$—	$409,560,615

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2016.
Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$37,717,000	$(37,717,000)	$—
Totals	$37,717,000	$(37,717,000)	$—

(1)
Collateral with a fair value of  $38,471,347 has been pledged in connection with the above repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	19.9%
Financials	16.0%
Health Care	14.3%
Consumer Discretionary	12.3%
Consumer Staples	10.3%
Industrials	9.7%
Energy	7.4%
Utilities	3.4%
Telecommunication Services	3.0%
Materials	2.9%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 12.3%
152,689	@	Amazon.com, Inc.	$109,267,302	3.1
2,078,390		Coach, Inc.	84,673,609	2.4
1,312,623		Comcast Corp. - Class A	85,569,893	2.4
949,229	@	Dish Network Corp. - Class A	49,739,600	1.4
430,868		Hasbro, Inc.	36,188,603	1.0
598,239		McDonald’s Corp.	71,992,081	2.0
			437,431,088	12.3
		Consumer Staples: 10.3%
2,301,523		Coca-Cola Co.	104,328,037	2.9
539,919		Kimberly-Clark Corp.	74,228,064	2.1
1,046,229		Kraft Heinz Co.	92,570,342	2.6
934,140		Philip Morris International, Inc.	95,020,721	2.7
			366,147,164	10.3
		Energy: 7.4%
1,309,838		Anadarko Petroleum Corp.	69,748,874	1.9
838,784		Baker Hughes, Inc.	37,854,322	1.1
612,841		Occidental Petroleum Corp.	46,306,266	1.3
953,196		Royal Dutch Shell PLC - Class A ADR	52,635,483	1.5
1,121,653		Valero Energy Corp.	57,204,303	1.6
			263,749,248	7.4
		Financials: 16.0%
1,716,205		BB&T Corp.	61,114,060	1.7
495,808		Chubb Ltd.	64,807,064	1.8
904,219		Comerica, Inc.	37,190,527	1.1
621,020		Crown Castle International Corp.	62,990,059	1.8
952,376		Discover Financial Services	51,037,830	1.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
1,301,866		Hartford Financial Services Group, Inc.	$57,776,813	1.6
574,638		Prudential Financial, Inc.	40,994,675	1.2
232,306		Simon Property Group, Inc.	50,387,171	1.4
702,973		T. Rowe Price Group, Inc.	51,295,940	1.5
1,906,391		Wells Fargo & Co.	90,229,486	2.5
			567,823,625	16.0
		Health Care: 14.3%
574,083		Amgen, Inc.	87,346,728	2.5
1,166,688		Gilead Sciences, Inc.	97,325,113	2.8
876,029		Medtronic PLC	76,013,036	2.1
1,394,836		Merck & Co., Inc.	80,356,502	2.3
373,714		Shire PLC ADR	68,793,273	1.9
676,563		UnitedHealth Group, Inc.	95,530,696	2.7
			505,365,348	14.3
		Industrials: 9.7%
1,306,627		Chicago Bridge & Iron Co. NV	45,248,493	1.3
567,840		Cummins, Inc.	63,847,929	1.8
635,482		Deere & Co.	51,499,461	1.5
520,282		General Dynamics Corp.	72,444,066	2.0
634,555		JB Hunt Transport Services, Inc.	51,354,536	1.4
343,021		Roper Technologies, Inc.	58,505,662	1.7
			342,900,147	9.7
		Information Technology: 19.9%
1,389,248		Activision Blizzard, Inc.	55,055,898	1.5
1,729,449		Apple, Inc.	165,335,324	4.7
4,936,859		Cisco Systems, Inc.	141,638,485	4.0
795,733		Fidelity National Information Services, Inc.	58,629,608	1.7
937,542	L	Lam Research Corp.	78,809,781	2.2
2,556,125		Microsoft Corp.	130,796,916	3.7
1,370,002		Qualcomm, Inc.	73,391,007	2.1
			703,657,019	19.9
		Materials: 2.9%
1,233,394		Dow Chemical Co.	61,312,016	1.7
814,124		Nucor Corp.	40,225,867	1.2
			101,537,883	2.9
		Telecommunication Services: 3.0%
2,448,221		AT&T, Inc.	105,787,629	3.0
		Utilities: 3.4%
434,449		NextEra Energy, Inc.	56,652,150	1.6
1,019,437		PG&E Corp.	65,162,413	1.8
			121,814,563	3.4
		Total Common Stock (Cost $2,988,452,617)	3,516,213,714	99.2

See Accompanying Notes to Financial Statements

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
$30,000,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,988,452,617)	3,516,213,714	99.2
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.6%
4,666,221	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,666,275, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $4,759,601, due 01/01/30-06/20/46)	4,666,221	0.1
4,879,996	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $4,880,049, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $4,977,596, due 08/15/16-11/15/45)	4,879,996	0.1
4,879,996	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,880,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,977,596, due 07/15/16-09/20/65)	4,879,996	0.2
4,879,996	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $4,880,056, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $4,977,596, due 03/15/18-09/09/49)	4,879,996	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,240,989	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,241,005, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,275,847, due 04/15/18-01/15/29)	$1,240,989	0.0
		20,547,198	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
27,996,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $27,996,000)	27,996,000	0.8
	Total Short-Term Investments (Cost $48,543,198)	48,543,198	1.4
	Total Investments in Securities (Cost $3,036,995,815)	$3,564,756,912	100.6
	Liabilities in Excess of Other Assets	(20,232,269)	(0.6)
	Net Assets	$3,544,524,643	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $3,053,955,208.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$576,103,968
Gross Unrealized Depreciation	(65,302,264)
Net Unrealized Appreciation	$510,801,704

See Accompanying Notes to Financial Statements

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$3,516,213,714	$—	$—	$3,516,213,714
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	27,996,000	20,547,198	—	48,543,198
Total Investments, at fair value	$3,544,209,714	$20,547,198	$—	$3,564,756,912

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(591,216)
Total	$(591,216)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

U.S. Government Agency Obligations	33.7%
Corporate Bonds/Notes	28.6%
U.S. Treasury Obligations	16.7%
Mutual Funds	13.2%
Collateralized Mortgage Obligations	10.9%
Asset-Backed Securities	7.0%
Foreign Government Bonds	0.2%
Municipal Bonds	0.1%
Purchased Options	0.0%
Liabilities in Excess of Other Assets*	(10.4)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 0.6%
$4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	$4,612,068	0.1
6,047,000	#	Glencore Funding LLC, 2.875%, 04/16/20	5,689,187	0.1
18,687,000		Other Securities(a)	19,201,620	0.4
			29,502,875	0.6
		Communications: 2.9%
32,840,000		AT&T, Inc., 2.800%-5.350%, 02/17/21-06/15/44	34,688,554	0.7
3,235,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	3,532,164	0.1
4,297,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	4,632,467	0.1
8,530,000		Time Warner Cable, Inc., 5.350%-5.875%, 11/15/40-12/15/43	9,588,374	0.2
10,337,000		Time Warner, Inc., 4.050%-6.500%, 12/15/23-07/15/45	11,534,691	0.2
8,166,000		Verizon Communications, Inc., 5.150%, 09/15/23	9,528,603	0.2
22,298,000		Verizon Communications, Inc., 3.000%-5.050%, 11/01/21-08/21/54	23,948,857	0.5
40,988,000		Other Securities	41,584,199	0.9
			139,037,909	2.9
		Consumer, Cyclical: 1.5%
2,914,000		General Motors Co., 6.600%, 04/01/36	3,352,700	0.1
9,861,000		General Motors Financial Co., Inc., 3.100%-4.300%, 01/15/19-07/13/25	10,204,477	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
$200,000	#	Nemak SA de CV, 5.500%, 02/28/23	$208,500	0.0
56,015,958		Other Securities	58,340,712	1.2
			72,106,389	1.5
		Consumer, Non-cyclical: 5.8%
15,610,000		AbbVie, Inc., 2.850%-4.450%, 11/06/22-05/14/46	15,878,987	0.3
20,689,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	22,187,628	0.5
3,932,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,438,100	0.1
4,120,000	#	BAT International Finance PLC, 3.500%, 06/15/22	4,424,344	0.1
3,170,000		Gilead Sciences, Inc., 3.500%, 02/01/25	3,384,701	0.1
8,840,000		Gilead Sciences, Inc., 3.650%, 03/01/26	9,629,651	0.2
3,691,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	3,836,772	0.0
4,001,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	4,360,386	0.1
3,660,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	3,889,672	0.1
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,886,323	0.1
4,260,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	4,502,066	0.1
16,093,000		Laboratory Corp. of America Holdings, 2.200%-3.200%, 08/23/17-02/01/22	16,443,727	0.3
18,487,000		Medtronic, Inc., 3.150%-4.375%, 03/15/22-03/15/35	20,226,333	0.4
3,675,000	#	Mylan NV, 3.150%, 06/15/21	3,736,163	0.1
2,830,000	#	Mylan NV, 3.750%, 12/15/20	2,953,742	0.0
3,845,000	#	Mylan NV, 3.950%, 06/15/26	3,897,480	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,150,000	0.1
139,308,000		Other Securities	147,798,470	3.1
			279,624,545	5.8
		Diversified: 0.1%
6,320,000		Other Securities	6,369,359	0.1
		Energy: 3.4%
12,878,000		BP Capital Markets PLC, 2.315%-3.119%, 02/13/20-05/04/26	13,210,120	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
$17,738,000		Chevron Corp., 2.100%-2.954%, 11/17/20-05/16/26	$18,263,784	0.4
22,168,000		Shell International Finance BV, 2.250%-4.375%, 11/10/20-05/10/46	23,020,887	0.5
110,468,000		Other Securities(a)	110,073,346	2.3
			164,568,137	3.4
		Financial: 10.1%
5,820,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	5,957,224	0.1
5,220,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	5,440,164	0.1
9,320,000	#	Athene Global Funding, 2.875%, 10/23/18	9,250,939	0.2
22,462,000		Bank of America Corp., 2.625%-4.750%, 10/19/20-04/21/45	23,527,148	0.5
6,475,000	#	Barclays Bank PLC, 6.050%, 12/04/17	6,785,528	0.1
7,140,000		Barclays PLC, 3.250%, 01/12/21	7,135,338	0.2
3,247,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,300,387	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,477,575	0.1
17,240,000		Citigroup, Inc., 4.450%-5.500%, 09/13/25-05/18/46	18,061,002	0.4
12,027,000		Citizens Bank NA/ Providence RI, 2.450%, 12/04/19	12,196,184	0.2
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,876,254	0.1
6,508,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	6,604,396	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 11.000%, 12/29/49	1,638,862	0.0
4,514,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,740,829	0.1
6,922,000		Credit Suisse/New York NY, 1.750%, 01/29/18	6,929,351	0.1
3,550,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	3,585,117	0.1
10,171,000		Goldman Sachs Group, Inc./The, 2.750%- 4.250%, 09/15/20- 10/21/25	10,499,905	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$16,266,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 07/19/18-05/22/45	$17,506,837	0.4
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,444,167	0.1
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,437,386	0.1
3,000,000	#	International Lease Finance Corp., 6.750%, 09/01/16	3,016,173	0.0
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,782,212	0.1
25,533,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20-12/29/49	26,745,912	0.6
5,649,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	5,806,980	0.1
2,908,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	2,949,509	0.1
5,580,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	5,961,203	0.1
11,530,000		Morgan Stanley, 3.875%-4.000%, 07/23/25-04/23/27	12,150,301	0.3
5,950,000	#	New York Life Global Funding, 1.550%, 11/02/18	6,007,287	0.1
2,661,000	#	Nordea Bank AB, 6.125%, 12/29/49	2,524,624	0.1
5,330,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	5,491,243	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	645,000	0.0
4,844,000		Santander Bank NA, 2.000%, 01/12/18	4,843,060	0.1
4,782,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	4,951,751	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,709,115	0.1
2,720,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	2,777,634	0.1
3,101,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,226,653	0.1
6,858,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	7,155,644	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$5,165,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	$5,269,065	0.1
3,328,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	3,476,951	0.1
15,322,000		Wells Fargo & Co., 3.900%-5.900%, 06/03/26-12/29/49	16,210,539	0.3
197,749,400		Other Securities	200,205,697	4.1
			487,301,146	10.1
		Industrial: 0.6%
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	300,300	0.0
2,180,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,294,003	0.1
953,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	979,505	0.0
25,193,000		Other Securities	26,167,821	0.5
			29,741,629	0.6
		Technology: 2.2%
13,200,000		Apple, Inc., 1.550%-4.650%, 02/07/20-02/23/46	13,997,085	0.3
6,299,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	6,481,192	0.1
6,663,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	6,918,793	0.2
6,175,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	6,418,332	0.1
5,155,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	5,223,412	0.1
3,867,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	3,961,792	0.1
2,470,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,647,924	0.1
770,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	806,354	0.0
11,691,000		Microsoft Corp., 3.500%-4.450%, 02/12/35-11/03/45	12,845,023	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$10,437,000		Oracle Corp., 4.125%-4.300%, 07/08/34-05/15/45	$10,943,647	0.2
35,837,000		Other Securities	36,316,735	0.7
			106,560,289	2.2
		Utilities: 1.4%
3,540,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	3,647,301	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,524,522	0.1
4,321,000	#	Electricite de France SA, 2.350%, 10/13/20	4,418,573	0.1
4,622,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,950,684	0.1
48,558,000		Other Securities	50,772,195	1.0
			66,313,275	1.4
		Total Corporate Bonds/Notes (Cost $1,337,478,011)	1,381,125,553	28.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
9,081,790		Alternative Loan Trust 2005-10CB 1A1, 0.953%, 05/25/35	7,025,832	0.2
6,734,646		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	5,872,808	0.1
3,341,338		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	3,072,656	0.1
4,003,113		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,615,008	0.1
1,054,581 ^		Alternative Loan Trust 2005-J3 2A2, 4.547%, 05/25/35	135,391	0.0
2,222,388		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,691,559	0.0
6,574,062		Alternative Loan Trust 2006-HY11 A1, 0.573%, 06/25/36	4,980,304	0.1
3,517,156		Alternative Loan Trust 2007-21CB, 0.853%, 09/25/37	2,008,626	0.0
3,563,455		Alternative Loan Trust 2007-23CB, 0.953%, 09/25/37	1,960,194	0.0
1,811,438	#,+	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	1,821,584	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.442%, 01/15/28	$2,599,690	0.1
5,390,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.875%, 09/27/44	4,964,429	0.1
3,240,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	3,259,396	0.1
4,860,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	4,826,048	0.1
5,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	5,050,113	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	2,145,110	0.0
169,738		Banc of America Funding 2006 J Trust 4A1, 3.017%, 01/20/47	143,455	0.0
438,439		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	381,675	0.0
2,209,326	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	2,370,531	0.1
358,857	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	358,950	0.0
21,214		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.416%, 09/10/47	21,197	0.0
178,148		Banc of America Mortgage 2003-F Trust 3A1, 3.075%, 07/25/33	178,164	0.0
996,246		Banc of America Mortgage 2005-J Trust 2A4, 2.929%, 11/25/35	920,791	0.0
3,214,153	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.673%, 02/17/51	3,237,974	0.1
20,280,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	972,872	0.0
134,391	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.207%, 03/26/37	129,653	0.0
1,880,058		Bear Stearns ALT-A Trust 2005-10 22A1, 2.943%, 01/25/36	1,557,275	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$930,044		Bear Stearns ALT-A Trust 2005-4 23A1, 2.913%, 05/25/35	$896,745	0.0
1,082,702		Bear Stearns ALT-A Trust 2005-7 22A1, 2.902%, 09/25/35	909,464	0.0
2,374,103		Bear Stearns ALT-A Trust 2006-6 31A1, 2.907%, 11/25/36	1,787,096	0.1
1,863,099		Bear Stearns ALT-A Trust 2006-6 32A1, 2.826%, 11/25/36	1,286,062	0.0
396,371		Bear Stearns ARM Trust 2004-6 2A1, 2.960%, 09/25/34	363,644	0.0
29,869		Bear Stearns ARM Trust 2005-12 13A1, 3.169%, 02/25/36	28,278	0.0
389,975		Bear Stearns ARM Trust 2005-2 A2, 2.924%, 03/25/35	393,529	0.0
2,055,542		Bear Stearns ARM Trust 2005-9 A1, 2.660%, 10/25/35	1,986,331	0.1
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	5,605,309	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,388,885	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,380,432	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,347,487	0.0
947,756	#	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.997%, 06/11/41	951,202	0.0
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	3,947,942	0.1
3,860,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	3,797,365	0.1
308,155		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.878%, 01/26/36	240,412	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$209,231		Bear Stearns Structured Products, Inc. Trust 2007-R6 2A1, 2.690%, 12/26/46	$161,104	0.0
83,802		Bear Sterns ARM Trust 2003-8 4A1, 2.937%, 01/25/34	83,520	0.0
3,962,498	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,180,966	0.1
2,730,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	2,751,884	0.1
710,425		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	728,838	0.0
1,847,216		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,869,845	0.1
301,670		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 2.870%, 10/25/35	298,950	0.0
3,348,972		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.028%, 09/25/37	3,058,323	0.1
209,347		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.861%, 08/25/35	206,150	0.0
5,895,192		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	5,958,788	0.1
596,437		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	500,969	0.0
16,013,228 ^		COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	1,292,899	0.0
65,166,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	2,341,805	0.1
45,885,978 ^		COMM 2012-CCRE5 XA Mortgage Trust, 1.910%, 12/10/45	3,354,150	0.1
22,343,290	#,^	COMM 2012-LC4 Mortgage Trust, 2.515%, 12/10/44	1,963,345	0.0
82,641,809 ^		COMM 2013-LC13 XA Mortgage Trust, 1.377%, 08/10/46	4,548,440	0.1
60,779,108 ^		COMM 2014-UBS2 XA Mortgage Trust, 1.400%, 03/10/47	4,183,608	0.1
9,296,089	#,^	COMM 2015-PC1 Mortgage Trust, 0.939%, 07/10/50	419,135	0.0
6,884,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.237%, 12/10/49	6,924,639	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$950,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	$952,081	0.0
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.138%, 09/15/39	3,256,451	0.1
124,546	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	124,551	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,583,119	0.0
450,000	#	DBUBS 2011-LC2 D Mortgage Trust, 5.687%, 07/10/44	468,398	0.0
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	3,585,468	0.1
10,335,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	9,750,573	0.2
6,480,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	6,487,312	0.1
4,758,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	4,835,768	0.1
8,530,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%-5.453%, 11/25/24	8,713,760	0.2
20,205,000		Fannie Mae Connecticut Avenue Securities, 4.853%-6.453%, 01/25/24-10/25/28	20,798,096	0.4
20,293,375 ^		First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 4.247%, 01/25/36	3,064,480	0.1
2,821,330 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	895,037	0.0
11,985,833 ^		Freddie Mac Series K006 BX1, 5.532%, 02/25/20	2,088,618	0.0
17,841,405 ^		Freddie Mac Series K015 X3, 2.896%, 08/25/39	2,249,492	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,470,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 4.703%, 11/25/23	$1,474,293	0.0
9,627,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	9,850,472	0.2
9,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	9,480,929	0.2
8,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	8,482,719	0.2
1,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 4.553%, 08/25/24	1,690,366	0.0
3,760,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	3,850,607	0.1
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	6,241,193	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	2,780,245	0.1
4,180,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	4,327,921	0.1
2,827,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	2,732,146	0.1
16,890,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	16,709,559	0.3
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	3,495,032	0.1
4,530,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	4,423,530	0.1
5,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.803%, 09/25/28	6,129,616	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$626,970,990	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	$2,709,267	0.0
54,002,142 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.465%, 11/10/45	4,846,417	0.1
4,400,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	3,740,950	0.1
7,600,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	7,716,240	0.1
44,944,448 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	3,590,473	0.1
16,874,057 ^		GS Mortgage Securities Trust 2013-GC16 XA, 1.624%, 11/10/46	996,681	0.0
1,290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	1,330,794	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,848,878	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	469,556	0.0
4,240,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003- CIBC6, 5.379%, 07/12/37	4,205,150	0.1
1,350,428	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.772%, 10/15/37	1,348,251	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC9 E, 5.501%, 06/12/41	3,768,374	0.1
1,250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006- LDP8, 5.549%, 05/15/45	1,204,392	0.0
40,410,838 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	2,450,857	0.1
89,678,154 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	1,268,139	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$34,246		JP Morgan Mortgage Trust 2005-A1 6T1, 2.954%, 02/25/35	$32,586	0.0
5,149,142		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	4,124,639	0.1
48,806		JP Morgan Mortgage Trust 2005-S3 1A2, 5.750%, 01/25/36	41,633	0.0
312,790		JP Morgan Mortgage Trust 2007-A1 5A5, 2.827%, 07/25/35	312,766	0.0
2,762,656 ^		JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.342%, 10/15/48	180,578	0.0
5,805,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%-5.097%, 01/12/37	5,686,412	0.1
37,727,648	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	95,643	0.0
851,026	#	LB-UBS Commercial Mortgage Trust 2004-C7 J, 5.153%, 10/15/36	854,705	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	3,459,430	0.1
960,341	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	959,230	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.518%, 02/15/40	2,764,530	0.1
440,342		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	465,615	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,438,226	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	978,749	0.0
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,596,784	0.1
452,210		LB-UBS Commercial Mortgage Trust 2006-C4 AJ, 5.991%, 06/15/38	453,304	0.0
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	2,157,543	0.0
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	5,969,202	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$22,526,290	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.903%, 11/15/38	$59,812	0.0
117,690,161	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	149,266	0.0
3,660,781		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	3,401,321	0.1
4,025,299		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	3,069,141	0.1
7,454,445		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	5,986,432	0.1
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.839%, 08/15/45	3,847,988	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.776%, 06/12/47	1,018,005	0.0
2,900,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	2,887,907	0.1
1,220,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,216,316	0.0
3,505,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	3,665,091	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	3,418,159	0.1
629,755	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	630,871	0.0
968,659	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.812%, 07/15/33	1,073,274	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,485,152	0.1
33,461	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.813%, 02/19/30	32,894	0.0
2,381,113	#	RBSSP Resecuritization Trust 2011-3 2A1, 0.696%, 02/26/37	2,241,332	0.0
259,339	#	Reperforming Loan REMIC Trust 2005-R2 1AF1, 0.793%, 06/25/35	231,220	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$32,967,145	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	$2,783,512	0.1
663,902		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	663,308	0.0
10,222,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.030%, 05/15/43	10,204,249	0.2
5,102,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	5,091,845	0.1
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	997,995	0.0
2,250,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ, 5.413%, 12/15/43	2,248,144	0.1
5,210,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.147%, 02/15/51	5,025,559	0.1
16,422		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.940%, 02/27/34	16,095	0.0
32,694		WaMu Mortgage Pass Through Certificates Series 2002-AR6 A, 1.837%, 06/25/42	31,429	0.0
51,493		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.800%, 08/25/42	49,134	0.0
73,446		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.093%, 01/25/45	68,951	0.0
1,704,926		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 1.899%, 10/25/36	1,441,577	0.0
497,831		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.190%, 07/25/46	444,154	0.0
544,881		WaMu Mortgage Pass Through Certificates Series 2006-AR9 2A, 2.178%, 08/25/46	483,661	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,086,298	WaMu Mortgage Pass Through Certificates Series 2007-HY1 3A3, 4.198%, 02/25/37	$985,279	0.0
116,174,339	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.438%, 08/25/45	5,750,049	0.1
1,504,368	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	1,312,706	0.0
2,619,734	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.248%, 12/25/36	2,236,221	0.1
5,833,824	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	5,089,604	0.1
6,264,627	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	5,386,490	0.1
3,958,700	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.365%, 07/25/37	3,220,192	0.1
4,763,783	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	4,181,039	0.1
516,259	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	478,616	0.0
6,311,191	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.397%, 08/25/46	4,261,778	0.1
4,172,458	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	2,986,921	0.1
176,596	Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 2.952%, 12/25/34	178,032	0.0
567,675	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.086%, 05/25/35	566,473	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$158,943		Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 2.785%, 10/25/33	$159,589	0.0
2,902,846		Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 2.855%, 03/25/36	2,719,409	0.1
1,316,478		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.194%, 04/25/36	1,213,690	0.0
2,259,018		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.823%, 07/25/37	1,927,933	0.0
130,523		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 2.841%, 01/25/35	131,530	0.0
28,728,983	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	2,159,687	0.0
59,767,588		Other Securities	51,904,146	1.1
		Total Collateralized Mortgage Obligations (Cost $527,980,981)	528,839,830	10.9
MUNICIPAL BONDS: 0.1%
		California: 0.1%
2,800,000		Other Securities	3,966,430	0.1
		Total Municipal Bonds (Cost $2,810,261)	3,966,430	0.1
FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,177,000	0.0
300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	300,600	0.0
6,926,000		Other Securities	7,128,618	0.2
		Total Foreign Government Bonds (Cost $8,342,571)	8,606,218	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.7%
		Federal Home Loan Mortgage Corporation: 9.3%##
25,660,377		3.000%, due 09/01/45	26,634,902	0.6
25,980,553		3.500%, due 01/01/45	27,408,263	0.6
5,000,000 ^		4.000%, due 11/15/38	736,368	0.0
1,645,817 ^		4.000%, due 04/15/43	271,228	0.0
22,414,707		4.000%, due 09/01/45	24,013,397	0.5
11,843,671		4.000%, due 09/01/45	12,707,915	0.3
20,700,781		4.000%, due 10/01/45	22,168,064	0.5
9,738,110		4.250%, due 05/15/44	11,626,386	0.2
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation (continued)
$5,349,968 ^		4.500%, due 12/15/40	$681,100	0.0
23,129,538		4.500%, due 04/15/41	28,195,124	0.6
5,886,771 ^		4.500%, due 08/15/42	678,406	0.0
2,617,435 ^		5.000%, due 02/15/40	465,997	0.0
3,342,631 ^		5.000%, due 12/15/43	559,749	0.0
793,727 ^		5.176%, due 03/15/33	887,006	0.0
1,716,035 ^		5.500%, due 12/15/18	58,828	0.0
10,633,817		5.500%, due 12/15/34	12,464,618	0.3
18,565,184 ^		5.508%, due 08/15/43	3,707,879	0.1
3,013,668 ^		5.558%, due 05/15/36	257,562	0.0
4,539,225 ^		5.608%, due 07/15/40	713,780	0.0
23,169,461 ^		5.608%, due 01/15/41	3,476,376	0.1
10,785,218 ^		5.658%, due 09/15/44	1,889,418	0.0
31,415,861 ^		5.708%, due 03/15/44	5,316,129	0.1
20,699,127 ^		5.708%, due 03/15/44	3,634,698	0.1
13,513,049 ^		5.758%, due 07/15/39	2,189,645	0.0
13,713,635 ^		5.758%, due 10/15/39	2,421,459	0.1
767,726 ^		6.000%, due 04/15/33	162,318	0.0
2,859,357 ^		6.043%, due 06/15/36	479,984	0.0
10,867,193 ^		6.108%, due 05/15/41	2,267,654	0.1
25,265,421 ^		6.108%, due 11/15/41	5,707,987	0.1
3,611,721 ^		6.158%, due 09/15/33	728,814	0.0
8,038,129 ^		6.158%, due 03/15/35	1,071,825	0.0
4,809,502 ^		6.158%, due 12/15/39	570,406	0.0
13,758,621 ^		6.158%, due 01/15/40	1,577,579	0.0
19,408,237 ^		6.158%, due 09/15/42	4,069,094	0.1
12,092,620 ^		6.258%, due 11/15/25	1,491,815	0.0
11,007,042 ^		6.258%, due 04/15/40	1,831,103	0.0
11,714,064 ^		6.288%, due 10/15/35	2,510,951	0.1
2,327,838 ^		22.946%, due 01/15/36	1,398,705	0.0
212,165,197		0.792%-18.534%, due 10/01/17-11/01/45	231,031,806	4.8
			448,064,338	9.3
		Federal National Mortgage Association: 13.9%##
9,367,711		2.500%, due 06/01/30	9,705,209	0.2
8,094,005 ^		3.000%, due 10/25/32	829,606	0.0
20,541,003		3.000%, due 07/01/43	21,368,287	0.4
15,581,962		3.000%, due 04/01/45	16,285,764	0.3
11,674,000	W	3.000%, due 07/01/45	12,115,876	0.3
686,181 ^		3.500%, due 08/25/43	116,403	0.0
175,722,000	W	3.500%, due 07/01/45	185,427,887	3.8
508,416 ^		4.000%, due 11/25/18	14,741	0.0
18,493,871		4.000%, due 12/01/39	19,835,347	0.4
6,894,883 ^		4.000%, due 09/25/41	760,710	0.0
966,822 ^		4.000%, due 08/25/43	173,902	0.0
21,593,587		4.000%, due 07/01/45	23,267,977	0.5
1,161,767 ^		5.000%, due 05/25/18	32,661	0.0
8,159,907		5.000%, due 06/25/40	9,814,999	0.2
19,922,975 ^		5.000%, due 01/25/41	2,335,042	0.1
7,567,865 ^		5.000%, due 04/25/42	1,244,917	0.0
6,817,987 ^		5.500%, due 11/25/40	1,241,612	0.0
51,635,674 ^		5.500%, due 03/25/45	10,743,282	0.2
20,037,859 ^		5.617%, due 11/25/40	3,146,485	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association (continued)
$21,463,764 ^		5.647%, due 10/25/42	$3,887,053	0.1
27,416,756 ^		5.647%, due 12/25/42	4,906,708	0.1
559,139 ^		5.697%, due 03/25/42	102,932	0.0
14,481,886 ^		5.697%, due 11/25/42	3,149,273	0.1
13,622,731 ^		5.697%, due 02/25/43	3,534,486	0.1
17,636,548 ^		5.747%, due 06/25/33	3,649,233	0.1
9,233,811 ^		5.967%, due 06/25/40	1,681,681	0.0
4,709,693 ^		5.997%, due 02/25/42	696,738	0.0
1,434,055 ^		6.000%, due 08/25/33	321,669	0.0
17,010,780 ^		6.147%, due 09/25/40	3,428,113	0.1
5,677,241 ^		6.147%, due 10/25/40	1,008,468	0.0
11,306,124 ^		6.167%, due 06/25/40	1,715,710	0.0
10,479,086 ^		6.227%, due 10/25/35	2,034,500	0.1
1,562,598 ^		6.247%, due 08/25/26	230,158	0.0
5,627,512 ^		6.287%, due 01/25/37	1,119,647	0.0
13,653,831 ^		6.297%, due 10/25/35	2,694,328	0.1
293,323,906		0.513%-31.184%, due 08/01/16-11/01/45	322,017,596	6.6
			674,639,000	13.9
		Government National Mortgage Association: 10.5%
182,539,000	W	3.000%, due 08/01/44	190,500,123	3.9
24,261,787		3.000%, due 02/20/46	25,407,738	0.5
113,689,000	W	3.500%, due 07/01/44	120,674,658	2.5
47,314,095		3.500%, due 05/20/46	50,320,651	1.0
9,012,152 ^		4.000%, due 08/16/26	928,953	0.0
3,821,105 ^		4.500%, due 12/20/37	103,337	0.0
3,271,655 ^		4.500%, due 05/20/40	263,549	0.0
2,389,527 ^		5.000%, due 11/20/39	318,223	0.0
9,544,454 ^		5.000%, due 01/20/40	2,224,389	0.1
6,037,881 ^		5.000%, due 03/20/40	990,820	0.0
2,855,343 ^		5.000%, due 10/20/40	302,141	0.0
9,392,889 ^		5.152%, due 06/20/44	1,892,421	0.0
19,813,023 ^		5.158%, due 04/16/44	3,487,463	0.1
5,627,818 ^		5.402%, due 06/20/40	848,133	0.0
26,476,270 ^		5.500%, due 11/20/43	5,523,464	0.1
23,939,687 ^		5.500%, due 12/16/43	4,469,611	0.1
20,801,842 ^		5.602%, due 07/20/39	3,622,391	0.1
25,186,228 ^		5.658%, due 05/16/40	3,895,979	0.1
21,110,930 ^		5.752%, due 05/20/37	3,996,561	0.1
3,450,663 ^		5.752%, due 06/20/38	300,786	0.0
7,407,720 ^		5.752%, due 04/20/39	1,403,999	0.0
23,877,609 ^		5.758%, due 12/16/39	3,235,387	0.1
25,452,267 ^		5.758%, due 04/16/44	4,471,765	0.1
3,966,989 ^		5.852%, due 05/20/39	371,515	0.0
3,486,319 ^		5.952%, due 04/20/38	605,936	0.0
9,654,000		6.000%, due 05/20/39	12,859,979	0.3
24,223,605 ^		6.000%, due 05/16/44	5,706,970	0.1
2,763,973 ^		6.058%, due 05/16/38	531,684	0.0
8,086,886 ^		6.058%, due 01/16/39	1,402,197	0.0
11,800,154 ^		6.172%, due 08/20/40	2,828,687	0.1
4,904,838 ^		6.208%, due 09/16/40	1,037,301	0.0
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association (continued)
$10,878,516 ^		6.222%, due 06/20/41	$2,253,402	0.1
2,109,545 ^		6.328%, due 02/16/35	436,599	0.0
2,771,824 ^		6.552%, due 04/20/36	173,478	0.0
46,762,701		0.842%-23.678%, due 03/16/32-10/20/60	52,109,322	1.1
			509,499,612	10.5
		Total U.S. Government Agency Obligations (Cost $1,586,681,199)	1,632,202,950	33.7
U.S. TREASURY OBLIGATIONS: 16.7%
		Treasury Inflation Indexed Protected Securities: 2.1%
96,618,914		0.625%, due 01/15/26	101,840,490	2.1
		U.S. Treasury Bonds: 2.9%
48,290,000	L	1.625%, due 05/15/26	48,910,623	1.0
90,270,000		2.500%, due 02/15/46	94,085,352	1.9
437,000		Other Securities	477,854	0.0
			143,473,829	2.9
		U.S. Treasury Notes: 11.7%
147,633,000		0.625%, due 06/30/18	147,728,224	3.1
158,411,000		0.875%, due 06/15/19	159,203,055	3.3
179,525,000		1.125%, due 06/30/21	180,496,230	3.7
74,971,000		1.375%, due 06/30/23	75,386,864	1.6
1,515,000		1.000%-1.750%, due 12/31/17-02/15/26	1,542,883	0.0
			564,357,256	11.7
		Total U.S. Treasury Obligations (Cost $799,125,343)	809,671,575	16.7
ASSET-BACKED SECURITIES: 7.0%
		Automobile Asset-Backed Securities: 1.4%
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5 D, 2.350%, 12/10/18	2,686,397	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1 D, 2.090%, 02/08/19	4,856,583	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	4,345,073	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	5,560,113	0.1
2,570,000	#	MMCA Auto Owner Trust 2014-A B, 1.920%, 12/16/19	2,582,696	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
$2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	$2,381,020	0.0
3,135,000		Santander Drive Auto Receivables Trust 2013-2 D, 2.570%, 03/15/19	3,151,128	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4 D, 3.920%, 01/15/20	2,842,123	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	10,750,391	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,228,385	0.1
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,187,033	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,879,744	0.0
14,020,000		Other Securities	14,142,142	0.3
			68,592,828	1.4
		Home Equity Asset-Backed Securities: 0.2%
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.368%, 03/25/35	2,113,478	0.1
6,701,150		Other Securities	6,257,290	0.1
			8,370,768	0.2
		Other Asset-Backed Securities: 5.4%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.382%, 05/08/20	2,713,086	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	2,376,899	0.1
2,577,573	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	—	—
2,000,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	2,135,918	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/45	2,347,847	0.0
12,699,767	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
2,500,000	#	Apidos Cinco CDO Ltd. 2007-12A C, 2.876%, 05/14/20	2,461,340	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$3,500,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	$3,319,988	0.1
6,750,000	#	Atrium V 5A B, 1.326%, 07/20/20	6,564,307	0.1
1,750,000	#	Atrium V 5A D, 4.336%, 07/20/20	1,750,401	0.1
889,828	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	894,280	0.0
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	9,634,790	0.2
7,567,098	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 0.898%, 10/23/21	7,446,198	0.2
3,000,000	#	Canaras Summit CLO Ltd. 2007-1A B, 1.127%, 06/19/21	2,900,526	0.1
7,000,000	#	Canaras Summit CLO Ltd. 2007-1A C, 1.447%, 06/19/21	6,665,225	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd. 2006- 9A B, 1.056%, 08/01/21	4,067,505	0.1
5,103,743	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	5,046,530	0.1
10,400,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	10,242,014	0.2
4,200,000	#	CIFC Funding 2012-1AR A1R, 1.776%, 08/14/24	4,212,923	0.1
3,000,000	#	Clydesdale CLO Ltd. 2006-1A B, 1.306%, 12/19/18	2,907,552	0.1
6,500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.028%, 07/15/21	6,252,129	0.1
3,710,010	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	3,765,496	0.1
4,332,516	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	4,402,645	0.1
814,225	#	Flagship CLO V 2006- 1A B, 0.997%, 09/20/19	806,324	0.0
1,500,000	#	Flagship CLO V 2006- 1A C, 1.347%, 09/20/19	1,462,484	0.0
5,937,105	#	Fraser Sullivan CLO II Ltd. 2006-2A C, 1.367%, 12/20/20	5,909,515	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$3,250,000	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.147%, 12/20/20	$3,242,665	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.147%, 12/20/20	1,452,023	0.0
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.033%, 04/19/21	1,491,267	0.0
4,125,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	4,124,608	0.1
2,875,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 1.887%, 05/01/22	2,787,842	0.0
1,055,910	#	GSC Group CDO Fund VIII Ltd. 2007-8A B, 1.383%, 04/17/21	1,055,626	0.0
5,000,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.534%, 10/28/19	4,997,230	0.1
3,825,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	3,824,545	0.1
5,050,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	5,051,298	0.1
6,414,710	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	6,442,614	0.1
6,495,802	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	6,582,845	0.2
1,133,684	#	Hillmark Funding Ltd. 2006-1A A1, 0.904%, 05/21/21	1,112,939	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 3.597%, 06/17/32	2,809,045	0.1
4,250,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	4,018,838	0.1
4,100,000	#	KKR Financial CLO 2007-1A D Ltd., 2.876%, 05/15/21	4,100,627	0.1
3,800,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	3,799,810	0.1
1,750,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.078%, 04/15/21	1,655,675	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$1,500,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.088%, 10/25/20	$1,474,784	0.0
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 5.886%, 07/26/21	3,902,880	0.1
2,749,741	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	2,762,632	0.0
2,946,870	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	2,939,503	0.1
7,170,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	7,170,265	0.1
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	12,635,161	0.3
4,650,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	4,649,935	0.1
2,500,000	#	Ocean Trails CLO I 2006-1A B, 1.381%, 10/12/20	2,384,005	0.0
8,200,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	8,048,860	0.2
4,580,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	4,562,825	0.1
3,050,000	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	3,066,203	0.1
562,615	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	563,249	0.0
2,319,938	#	SpringCastle America Funding LLC 2014-AA 4, 2.700%, 05/25/23	2,328,504	0.0
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,660,085	0.1
2,500,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	2,408,318	0.1
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.034%, 07/28/21	999,588	0.0
4,700,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	4,770,766	0.1
4,000,000	#	Telos CLO 2006-1A D Ltd., 2.329%, 10/11/21	3,928,156	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$1,400,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	$1,398,347	0.0
2,010,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	2,003,269	0.0
26,894,121		Other Securities	24,750,340	0.5
			260,243,094	5.4
		Total Asset-Backed Securities (Cost $336,648,621)	337,206,690	7.0

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 13.2%
		Affiliated Investment Companies: 13.2%
8,349,493		Voya Emerging Markets Corporate Debt Fund - Class P	82,242,507	1.7
13,045,475		Voya Emerging Markets Hard Currency Debt Fund - Class P	126,280,198	2.6
8,165,367	@	Voya Emerging Markets Local Currency Debt Fund - Class P	61,566,870	1.3
2,256,332		Voya Floating Rate Fund Class P	22,044,368	0.5
11,821,309		Voya High Yield Bond Fund - Class P	91,851,573	1.9
11,917,036		Voya Investment Grade Credit Fund Class P	131,325,736	2.7
12,006,451		Voya Securitized Credit Fund Class P	121,745,418	2.5
		Total Mutual Funds (Cost $657,075,891)	637,056,670	13.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
199,300,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	216,324	0.0
188,500,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	210,566	0.0
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions (continued)
199,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	$115,123	0.0
188,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	105,431	0.0
			647,444	0.0
		Total Purchased Options (Cost $2,674,345)	647,444	0.0
		Total Long-Term Investments (Cost $5,258,817,223)	5,339,323,360	110.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.4%
$7,000,000	Corning Inc., 0.770%, 07/21/16	6,996,938	0.2
7,000,000	Mondelez International 09/12/16, 0.870%, 09/12/16	6,987,741	0.1
2,500,000	Monsanto 08/22/16, 0.810%, 08/22/16	2,497,070	0.1
		16,481,749	0.4
	Securities Lending Collateralcc: 1.3%
15,375,716	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $15,375,885, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $15,683,231, due 08/15/16-11/15/45)	15,375,716	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$15,375,716	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $15,375,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $15,683,230, due 07/15/16-09/20/65)	$15,375,716	0.3
14,702,334	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $14,702,535, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $14,996,381, due 07/07/16-02/01/49)	14,702,334	0.3
15,375,716	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $15,375,906, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $15,683,230, due 03/15/18-09/09/49)	15,375,716	0.3
3,910,208	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $3,910,259, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,020,040, due 04/15/18-01/15/29)	3,910,208	0.1
		64,739,690	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Obligations: 0.0%
$150,000	United States Treasury Note, 0.500%, 02/28/17 (Cost $149,839)	$150,074	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,007,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $1,007,000)	1,007,000	0.0
	Total Short-Term Investments (Cost $82,378,631)	82,378,513	1.7
	Total Investments in Securities (Cost $5,341,195,854)	$5,421,701,873	112.1
	Liabilities in Excess of Other Assets	(584,004,472)	(12.1)
	Net Assets	$4,837,697,401	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

+
Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $5,342,789,927.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,956,618
Gross Unrealized Depreciation	(58,044,672)
Net Unrealized Appreciation	$78,911,946

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$637,056,670	$—	$—	$637,056,670
Purchased Options	—	647,444	—	647,444
Corporate Bonds/Notes	—	1,381,125,553	—	1,381,125,553
Collateralized Mortgage Obligations	—	528,839,830	—	528,839,830
Municipal Bonds	—	3,966,430	—	3,966,430
Short-Term Investments	1,007,000	81,371,513	—	82,378,513
U.S. Government Agency Obligations	—	1,632,202,950	—	1,632,202,950
Foreign Government Bonds	—	8,606,218	—	8,606,218
Asset-Backed Securities	—	332,643,865	4,562,825	337,206,690
U.S. Treasury Obligations	—	809,671,575	—	809,671,575
Total Investments, at fair value	$638,063,670	$4,779,075,378	$4,562,825	$5,421,701,873
Other Financial Instruments+
Centrally Cleared Swaps	—	22,610,692	—	22,610,692
Forward Foreign Currency Contracts	—	251,000	—	251,000
Futures	25,031,493	—	—	25,031,493
Total Assets	$663,095,163	$4,801,937,070	$4,562,825	$5,469,595,058
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(39,768,770)	$—	$(39,768,770)
Forward Foreign Currency Contracts	—	(1,071,611)	—	(1,071,611)
Futures	(1,608,808)	—	—	(1,608,808)
Written Options	—	(2,813,803)	—	(2,813,803)
Total Liabilities	$(1,608,808)	$(43,654,184)	$—	$(45,262,992)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	96,391,981	2,949,941	(11,699,762)	4,209,412	91,851,573	$2,948,050	$(979,762)	$—
Voya Floating Rate Fund - Class P	21,237,356	516,470	—	290,543	22,044,368	$516,470	—	—
Voya Emerging Markets Corporate Debt Fund - Class P	75,893,382	1,870,109	—	4,479,015	82,242,507	1,870,109	—	—
Voya Emerging Markets Hard Currency Debt Fund - Class P	114,426,869	3,581,309	—	8,272,020	126,280,198	3,581,309	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	56,096,074	—	—	5,470,796	61,566,870	—	—	—
Voya Investment Grade Credit Fund - Class P	121,933,330	2,299,555	—	7,092,852	131,325,737	2,299,276	—	—
Voya Securitized Credit Fund - Class P	117,360,889	2,699,522	—	1,685,007	121,745,418	2,699,522	—	—
	$603,339,880	$13,916,906	$(11,699,762)	$31,499,646	$637,056,670	$13,914,736	$(979,762)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	08/12/16	$812,959	$796,627	$(16,332)
Deutsche Bank AG	Singapore Dollar	1,301,141	Buy	07/15/16	960,492	965,790	5,298
							$(11,034)
Barclays Bank PLC	Turkish Lira	11,701,978	Sell	08/12/16	$3,855,665	$4,029,561	$(173,896)
Barclays Bank PLC	Hungarian Forint	884,306,740	Sell	08/12/16	3,152,228	3,107,762	44,466
BNP Paribas Bank	Russian Ruble	225,086,922	Sell	08/12/16	3,375,376	3,481,849	(106,473)
Citigroup, Inc.	South African Rand	56,586,342	Sell	08/12/16	3,531,547	3,810,713	(279,166)
Citigroup, Inc.	Philippine Peso	30,666,070	Sell	07/15/16	662,763	651,190	11,573
Deutsche Bank AG	Brazilian Real	10,946,559	Sell	08/12/16	3,019,740	3,365,526	(345,786)
Deutsche Bank AG	Thai Baht	142,019,697	Sell	07/15/16	4,062,929	4,040,696	22,233
Goldman Sachs & Co.	Romanian New Leu	2,063,414	Sell	08/12/16	517,632	506,518	11,114
Goldman Sachs & Co.	Mexican Peso	78,679,027	Sell	08/12/16	4,251,089	4,286,936	(35,847)
Goldman Sachs & Co.	Polish Zloty	13,782,743	Sell	08/12/16	3,526,778	3,489,978	36,800
JPMorgan Chase & Co.	Colombian Peso	6,651,495,118	Sell	08/12/16	2,153,981	2,257,211	(103,230)
JPMorgan Chase & Co.	Malaysian Ringgit	20,214,909	Sell	07/15/16	5,153,578	5,034,062	119,516
Morgan Stanley	Indonesian Rupiah	50,194,746,125	Sell	07/15/16	3,786,854	3,797,735	(10,881)
							$(809,577)

At June 30, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,280	09/21/16	$170,220,007	$4,330,486
U.S. Treasury 5-Year Note	4,814	09/30/16	588,097,785	10,829,144
U.S. Treasury Ultra Long Bond	879	09/21/16	163,823,625	9,871,863
			$922,141,417	$25,031,493
Short Contracts
U.S. Treasury 2-Year Note	(765)	09/30/16	(167,786,012)	(472,323)
U.S. Treasury Long Bond	(232)	09/21/16	(39,983,750)	(1,136,485)
			$(207,769,762)	$(1,608,808)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD 50,908,000	$5,066,535	$5,066,535
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD 29,003,000	3,727,843	3,727,843
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD 40,443,000	6,347,191	6,347,191
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD 35,916,000	(6,390,778)	(6,390,778)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD 444,148,000	(12,012,373)	(12,012,373)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD 225,664,000	4,995,625	4,995,625
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD 497,453,000	(14,087,624)	(14,087,624)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD 112,415,000	(4,548,609)	(4,548,609)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD 159,717,000	2,473,498	2,473,498
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(486,406)	(486,406)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(430,647)	(430,647)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(436,730)	(436,730)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD 21,169,000	(434,723)	(434,723)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD 12,444,000	(260,435)	(260,435)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD 159,717,000	(516,332)	(516,332)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD 50,700,000	(164,113)	(164,113)
				$(17,158,078)	$(17,158,078)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD 199,300,000	$242,693	$(6,383)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD 188,500,000	225,339	(5,804)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD 199,300,000	1,109,546	(1,424,458)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD 188,500,000	1,064,451	(1,377,158)
					Total Written Swaptions		$2,642,029	$(2,813,803)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$647,444
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	251,000
Interest rate contracts	Net Assets — Unrealized appreciation**	25,031,493
Interest rate contracts	Net Assets — Unrealized appreciation***	22,610,692
Total Asset Derivatives		$48,540,629
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,071,611
Interest rate contracts	Net Assets — Unrealized depreciation**	1,608,808
Interest rate contracts	Net Assets — Unrealized depreciation***	39,768,770
Interest rate contracts	Written options, at fair value	2,813,803
Total Liability Derivatives		$45,262,992

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,534,129)	$(1,534,129)
Equity contracts	—	(879,283)	—	(879,283)
Foreign exchange contracts	(1,968,608)	—	—	(1,968,608)
Interest rate contracts	—	12,425,392	(6,275,543)	6,149,849
Total	$(1,968,608)	$11,546,109	$(7,809,672)	$1,767,829

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$665,712	$—	$665,712
Foreign exchange contracts	—	(822,033)	—	—	—	(822,033)
Interest rate contracts	(2,026,901)	—	24,171,413	(15,974,191)	(171,774)	8,025,448
Total	$(2,026,901)	$(822,033)	$24,171,413	$(15,308,479)	$(171,774)	$7,869,127

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$—	$—	$—	$—	$647,444	$—	$—	$647,444
Forward foreign currency contracts	44,466	—	11,573	27,531	47,914	119,516	—	251,000
Total Assets	$44,466	$—	$11,573	$27,531	$695,358	$119,516	$—	$898,444
Liabilities:
Forward foreign currency contracts	$173,896	$106,473	$295,498	$345,786	$35,847	$103,230	$10,881	$1,071,611
Written options	—	—	—	—	2,813,803	—	—	2,813,803
Total Liabilities	$173,896	$106,473	$295,498	$345,786	$2,849,650	$103,230	$10,881	$3,885,414
Net OTC derivative instruments by counterparty, at fair value	$(129,430)	$(106,473)	$(283,925)	$(318,255)	$(2,154,292)	$16,286	$(10,881)	$(2,986,970)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(129,430)	$(106,473)	$(283,925)	$(318,255)	$(2,154,292)	$16,286	$(10,881)	$(2,986,970)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	24.9%
Information Technology	18.2%
Industrials	15.6%
Consumer Discretionary	13.5%
Health Care	9.8%
Materials	5.5%
Energy	3.4%
Consumer Staples	2.8%
Exchange-Traded Funds	1.9%
Utilities	1.8%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 13.5%
111,400		Cheesecake Factory	$5,362,796	0.9
112,457	@	Dave & Buster’s Entertainment, Inc.	5,261,863	0.9
71,374		Jack in the Box, Inc.	6,132,454	1.0
69,425		Marriott Vacations Worldwide Corp.	4,754,918	0.8
125,920	@	Meritage Homes Corp.	4,727,037	0.8
90,280		Monro Muffler Brake, Inc.	5,738,197	0.9
1,589,808		Other Securities(a)	49,168,359	8.2
			81,145,624	13.5
		Consumer Staples: 2.8%
367,275	@,L	Amplify Snack Brands, Inc.	5,417,306	0.9
105,145		Pinnacle Foods, Inc.	4,867,162	0.8
131,790		Other Securities(a)	6,274,886	1.1
			16,559,354	2.8
		Energy: 3.4%
151,675	@	Carrizo Oil & Gas, Inc.	5,437,549	0.9
1,105,616		Other Securities(a)	14,692,021	2.5
			20,129,570	3.4
		Financials: 24.9%
149,118		Great Western Bancorp, Inc.	4,703,182	0.8
261,325		Kennedy-Wilson Holdings, Inc.	4,954,722	0.8
147,350		MB Financial, Inc.	5,345,858	0.9
394,550		OM Asset Management Plc	5,267,243	0.9
113,380		Pinnacle Financial Partners, Inc.	5,538,613	0.9
118,798		QTS Realty Trust, Inc.	6,650,312	1.1
493,835		Radian Group, Inc.	5,145,761	0.9
134,400		Selective Insurance Group	5,135,424	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
128,320		Simmons First National Corp.	$5,926,459	1.0
310,415		Sterling Bancorp/DE	4,873,515	0.8
312,525		Talmer Bancorp, Inc.	5,991,104	1.0
176,650		Webster Financial Corp.	5,997,268	1.0
2,725,608		Other Securities	83,478,954	13.9
			149,008,415	24.9
		Health Care: 9.8%
93,825		Hill-Rom Holdings, Inc.	4,733,471	0.8
95,625	@	Masimo Corp.	5,021,747	0.9
82,075	@	NuVasive, Inc.	4,901,519	0.8
147,420	@	Team Health Holdings, Inc.	5,995,571	1.0
1,303,199		Other Securities(a)	37,827,058	6.3
			58,479,366	9.8
		Industrials: 15.6%
137,351	@	Atlas Air Worldwide Holdings, Inc.	5,689,078	1.0
150,600		Barnes Group, Inc.	4,987,872	0.8
108,550	@	Beacon Roofing Supply, Inc.	4,935,768	0.8
106,025		Clarcor, Inc.	6,449,501	1.1
154,787	@	On Assignment, Inc.	5,719,380	1.0
60,375		Orbital ATK, Inc.	5,140,328	0.9
47,464	@	Teledyne Technologies, Inc.	4,701,309	0.8
177,225		Tetra Tech, Inc.	5,448,783	0.9
97,250		Watts Water Technologies, Inc.	5,665,785	0.9
82,950		Woodward, Inc.	4,781,238	0.8
1,021,075		Other Securities	39,632,323	6.6
			93,151,365	15.6
		Information Technology: 18.2%
175,246	@	Blackhawk Network Holdings, Inc.	5,868,989	1.0
126,016	@	Cardtronics, Inc.	5,016,697	0.8
127,600	@	Commvault Systems, Inc.	5,511,044	0.9
463,126		Cypress Semiconductor Corp.	4,885,979	0.8
117,395	@	Electronics for Imaging, Inc.	5,052,681	0.8
47,500		Littelfuse, Inc.	5,614,025	0.9
169,910	@	Microsemi Corp.	5,552,659	0.9
230,565	@	Netscout Systems, Inc.	5,130,071	0.9
210,269	@	Q2 Holdings, Inc.	5,891,737	1.0
173,700	@	QLIK Technologies, Inc.	5,138,046	0.9
1,919,272		Other Securities(a)	55,595,126	9.3
			109,257,054	18.2
		Materials: 5.5%
280,075		Commercial Metals Co.	4,733,268	0.8
120,600		HB Fuller Co.	5,305,194	0.9
86,375		Minerals Technologies, Inc.	4,906,100	0.8
273,825		Olin Corp.	6,801,813	1.2
393,298		Other Securities	10,922,064	1.8
			32,668,439	5.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.8%
197,755	Other Securities	$11,038,970	1.8
	Total Common Stock (Cost $504,663,091)	571,438,157	95.5
EXCHANGE-TRADED FUNDS: 1.9%
99,650	iShares Russell 2000 ETF	11,456,761	1.9
	Total Exchange-Traded Funds (Cost $11,459,649)	11,456,761	1.9
	Total Long-Term Investments (Cost $516,122,740)	582,894,918	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateralcc: 4.5%
$6,428,096	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $6,428,166, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $6,556,658, due 08/15/16-11/15/45)	6,428,096	1.1
6,428,096	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $6,428,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,556,658, due 07/15/16-09/20/65)	6,428,096	1.1
6,146,790	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $6,146,874, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $6,269,726, due 07/07/16-02/01/49)	6,146,790	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$6,428,096	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $6,428,175, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $6,556,658, due 03/15/18-09/09/49)	$6,428,096	1.1
1,634,286	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,634,307, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,680,191, due 04/15/18-01/15/29)	1,634,286	0.2
		27,065,364	4.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
18,242,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $18,242,000)	18,242,000	3.1
	Total Short-Term Investments (Cost $45,307,364)	45,307,364	7.6
	Total Investments in Securities (Cost $561,430,104)	$628,202,282	105.0
	Liabilities in Excess of Other Assets	(29,696,515)	(5.0)
	Net Assets	$598,505,767	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $563,189,254.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$98,283,253
Gross Unrealized Depreciation	(33,270,225)
Net Unrealized Appreciation	$65,013,028

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$571,438,157	$—	$—	$571,438,157
Exchange-Traded Funds	11,456,761	—	—	11,456,761
Short-Term Investments	18,242,000	27,065,364	—	45,307,364
Total Investments, at fair value	$601,136,918	$27,065,364	$—	$628,202,282

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

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Custodian
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New York, New York 10286
Legal Counsel
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Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 54.2%
		Consumer Discretionary: 7.0%
9,231		Abercrombie & Fitch Co.	164,404	0.0
4,015	@	Amazon.com, Inc.	2,873,214	0.7
1,549	@	AMC Networks, Inc.	93,591	0.0
4,303		American Eagle Outfitters, Inc.	68,547	0.0
25,477		Barratt Developments PLC	138,443	0.0
4,318		Berkeley Group Holdings PLC	145,810	0.0
6,308		Big Lots, Inc.	316,094	0.1
5,000		Bridgestone Corp.	160,685	0.0
7,279		Brunswick Corp.	329,884	0.1
11,207	@	Burlington Stores, Inc.	747,619	0.2
1,447		Carter's, Inc.	154,062	0.0
5,353		Cheesecake Factory	257,693	0.1
756		Churchill Downs, Inc.	95,528	0.0
3,465		Cinemark Holdings, Inc.	126,334	0.0
71,226		Coach, Inc.	2,901,747	0.7
34,992		Comcast Corp. – Class A	2,281,128	0.5
1,108	L	Cracker Barrel Old Country Store, Inc.	189,989	0.0
1,399		Daimler AG	83,714	0.0
3,081		Dana Holding Corp.	32,535	0.0
39,389	@	Dish Network Corp. - Class A	2,063,984	0.5
11,552		Dollar General Corp.	1,085,888	0.3
2,339		Domino's Pizza, Inc.	307,298	0.1
6,004	L	Flight Centre Travel Group Ltd.	142,838	0.0
19,084		Foot Locker, Inc.	1,046,948	0.2
6,900		Fuji Heavy Industries Ltd.	237,176	0.1
3,684	L	GameStop Corp.	97,921	0.0
16,924		Gentex Corp.	261,476	0.1
21,187		Hasbro, Inc.	1,779,496	0.4
20,233		Home Depot, Inc.	2,583,552	0.6
3,589		Hugo Boss AG	204,043	0.1
4,957		InterContinental Hotels Group PLC	182,816	0.1
814		International Speedway Corp.	27,228	0.0
31,720		Interpublic Group of Cos., Inc.	732,732	0.2
8,400		Isuzu Motors Ltd.	103,463	0.0
55,053		ITV PLC	132,000	0.0
2,238		Jack in the Box, Inc.	192,289	0.1
2,098		Lear Corp.	213,492	0.1
6,328	@	LKQ Corp.	200,598	0.1
2,798		LVMH Moet Hennessy Louis Vuitton SE	421,758	0.1
6,900		Mazda Motor Corp.	91,310	0.0
21,612		McDonald's Corp.	2,600,788	0.6
19,900		Mitsubishi Motors Corp.	91,865	0.0
9,019		New York Times Co.	109,130	0.0
2,250		Next PLC	148,672	0.0
5,600		NOK Corp.	95,232	0.0
55	@	NVR, Inc.	97,919	0.0
38,100		Panasonic Corp.	327,795	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
9,184		Persimmon PLC	178,094	0.1
3,441		Pool Corp.	323,557	0.1
3,727		Renault S.A.	281,380	0.1
9,760		SES S.A. - Luxembourg	208,939	0.1
34,700		Singapore Press Holdings Ltd.	102,253	0.0
145,000		SJM Holdings Ltd.	88,783	0.0
1,155	@	Skechers USA, Inc.	34,327	0.0
12,724		Starbucks Corp.	726,795	0.2
53,788		Taylor Wimpey PLC	95,425	0.0
1,771		Thor Industries, Inc.	114,654	0.0
3,789	@	Toll Brothers, Inc.	101,962	0.0
12,200		Toyota Motor Corp.	601,442	0.2
452	@	Ulta Salon Cosmetics & Fragrance, Inc.	110,125	0.0
1,368		Vail Resorts, Inc.	189,099	0.0
3,982		Wendy's Company	38,307	0.0
7,100		Yokohama Rubber Co., Ltd.	89,048	0.0
			30,024,918	7.0

		Consumer Staples: 5.4%
1,173		Anheuser-Busch InBev Worldwide, Inc.	155,114	0.0
7,040	@	Blue Buffalo Pet Products, Inc.	164,314	0.0
4,886		British American Tobacco PLC	316,756	0.1
2,033		Casey's General Stores, Inc.	267,360	0.1
9,492		Church & Dwight Co., Inc.	976,632	0.2
28,366		Coca-Cola Amatil Ltd.	175,104	0.0
36,374		Coca-Cola Co.	1,648,833	0.4
13,713		Costco Wholesale Corp.	2,153,490	0.5
12,344		Dean Foods Co.	223,303	0.0
2,030		Delhaize Group	214,439	0.1
18,993		Diageo PLC	530,585	0.1
15,716		Flowers Foods, Inc.	294,675	0.1
5,779	L	ICA Gruppen AB	193,684	0.0
6,322		Imperial Brands PLC	342,861	0.1
3,178		Ingredion, Inc.	411,265	0.1
10,600		Japan Tobacco, Inc.	427,203	0.1
9,229		Kimberly-Clark Corp.	1,268,803	0.3
10,772		Koninklijke Ahold NV	237,875	0.1
17,359		Kraft Heinz Co.	1,535,924	0.4
2,300		Lawson, Inc.	183,620	0.0
14,475		Mead Johnson Nutrition Co.	1,313,606	0.3
10,188	@	Monster Beverage Corp.	1,637,313	0.4
14,227		Nestle S.A.	1,102,284	0.3
20,635		PepsiCo, Inc.	2,186,072	0.5
20,075		Philip Morris International, Inc.	2,042,029	0.5
5,027		Pinnacle Foods, Inc.	232,700	0.1
925	@	Post Holdings, Inc.	76,488	0.0
955		Reckitt Benckiser Group PLC	95,760	0.0
3,000		Seven & I Holdings Co., Ltd.	125,784	0.0
1,691	@	Sprouts Farmers Market, Inc.	38,724	0.0
3,281		Svenska Cellulosa AB SCA	105,421	0.0
4,458		Swedish Match AB	155,576	0.0

See Accompanying Notes to Financial Statements

1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,285	@	TreeHouse Foods, Inc.	234,555	0.1
2,151		Unilever NV	100,043	0.0
1,988		Unilever PLC	95,256	0.0
12,581		Wal-Mart Stores, Inc.	918,665	0.2
6,853		Wesfarmers Ltd.	206,665	0.1
260,000	#	WH Group Ltd.	205,919	0.1
861	@	WhiteWave Foods Co.	40,415	0.0
79,400		Wilmar International Ltd.	193,284	0.0
84,322		WM Morrison Supermarkets PLC	211,683	0.1
			23,040,082	5.4

		Energy: 3.3%
12,655		Anadarko Petroleum Corp.	673,879	0.2
12,972		Baker Hughes, Inc.	585,426	0.1
29,190		BP PLC	170,865	0.0
26,809		Canadian Natural Resources Ltd.	826,521	0.2
15,066		Chevron Corp.	1,579,369	0.4
4,560	@	Dril-Quip, Inc.	266,441	0.1
26,824		ENI S.p.A.	432,061	0.1
37,270	L	ENI SpA ADR	1,205,684	0.3
1,056		EQT Corp.	81,766	0.0
11,221		Nabors Industries Ltd.	112,771	0.0
21,544	L	Noble Corp. PLC	177,522	0.0
13,219		Occidental Petroleum Corp.	998,828	0.2
16,717		QEP Resources, Inc.	294,721	0.1
8,094		Repsol SA	103,756	0.0
12,795		Rowan Companies PLC	225,960	0.0
26,885		Royal Dutch Shell PLC - Class A	738,405	0.2
37,526		Royal Dutch Shell PLC - Class A ADR	2,072,186	0.5
11,815		Royal Dutch Shell PLC - Class B	326,433	0.1
20,952		Schlumberger Ltd.	1,656,884	0.4
8,434		Superior Energy Services	155,270	0.0
9,046		Total S.A.	433,812	0.1
21,586		Valero Energy Corp.	1,100,886	0.3
			14,219,446	3.3

		Financials: 10.5%
25,438		3i Group PLC	186,642	0.0
26,909		Aberdeen Asset Management PLC	100,960	0.0
6,561		Admiral Group PLC	178,395	0.0
993	@	Affiliated Managers Group, Inc.	139,785	0.0
16,200		AIA Group Ltd.	97,422	0.0
73	@	Alleghany Corp.	40,119	0.0
2,380		Allianz SE	339,526	0.1
8,865		Aon PLC	968,324	0.2
3,999		Arthur J. Gallagher & Co.	190,352	0.0
53,300		Ascendas Real Estate Investment Trust	98,644	0.0
5,080		Aspen Insurance Holdings Ltd.	235,610	0.1
8,135		Assicurazioni Generali S.p.A.	95,931	0.0
18,897		Australia & New Zealand Banking Group Ltd.	344,305	0.1
83,567		Banco Santander SA	324,298	0.1
5,878		Bancorpsouth, Inc.	133,372	0.0
40,375		BB&T Corp.	1,437,754	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
2,506		Blackrock, Inc.	858,380	0.2
735		Camden Property Trust	64,989	0.0
167,700		CapitaLand Commercial Trust	184,450	0.0
9,827		Care Capital Properties, Inc.	257,566	0.1
11,471		Chubb Ltd.	1,499,374	0.3
7,193		CNP Assurances	106,124	0.0
2,142		Commonwealth Bank of Australia	120,231	0.0
5,861	@	Communications Sales & Leasing, Inc.	169,383	0.0
6,081		Corporate Office Properties Trust SBI MD	179,815	0.0
22,703		Credit Agricole SA	190,863	0.0
61,500		CaixaBank SA	135,545	0.0
14,988		Crown Castle International Corp.	1,520,233	0.4
19,500		Dai-ichi Life Insurance Co., Ltd.	218,291	0.1
14,295		Danske Bank A/S	376,250	0.1
7,649		DCT Industrial Trust, Inc.	367,458	0.1
3,926		Deutsche Boerse AG	322,541	0.1
29,213		Dexus Property Group	198,230	0.1
20,676		Discover Financial Services	1,108,027	0.3
17,702		DNB ASA	211,889	0.1
2,623		Duke Realty Corp.	69,929	0.0
4,607		East-West Bancorp., Inc.	157,467	0.0
4,118		Endurance Specialty Holdings Ltd.	276,565	0.1
2,832		Equinix, Inc.	1,098,051	0.3
2,743		Eurazeo SA	162,732	0.0
2,139		Everest Re Group Ltd.	390,731	0.1
7,682		First American Financial Corp.	308,970	0.1
7,059		First Industrial Realty Trust, Inc.	196,381	0.0
29,871		Gaming and Leisure Properties, Inc.	1,029,952	0.2
3,119		Hanover Insurance Group, Inc.	263,930	0.1
32,189		Hartford Financial Services Group, Inc.	1,428,548	0.3
64,226		Henderson Group PLC	182,593	0.0
4,381		Highwoods Properties, Inc.	231,317	0.1
6,650		Hospitality Properties Trust	191,520	0.0
61,002		HSBC Holdings PLC	377,943	0.1
4,279		Intercontinental Exchange, Inc.	1,095,253	0.3
123		Japan Retail Fund Investment Corp.	314,077	0.1
3,158		Jones Lang LaSalle, Inc.	307,747	0.1
38,656		JPMorgan Chase & Co.	2,402,084	0.6
140,338		Keycorp	1,550,735	0.4
13,229		Land Securities Group PLC	184,089	0.0
12,240		LaSalle Hotel Properties	288,619	0.1
48,217		Lazard Ltd.	1,435,902	0.3
27,175		Liberty Property Trust	1,079,391	0.3
35,000		Link REIT	239,337	0.1
673		MarketAxess Holdings, Inc.	97,854	0.0

See Accompanying Notes to Financial Statements

2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,999		Mid-America Apartment Communities, Inc.	425,494	0.1
45,900		Mitsubishi UFJ Financial Group, Inc.	205,763	0.1
6,300		MS&AD Insurance Group Holdings, Inc.	163,234	0.0
155,500		Mizuho Financial Group, Inc.	223,774	0.1
210,000		New World Development Ltd.	213,857	0.1
4,810	L	New York Community Bancorp., Inc.	72,102	0.0
5,700		NKSJ Holdings, Inc.	151,690	0.0
29,357		Nordea Bank AB	249,054	0.1
4,113		Old Republic International Corp.	79,340	0.0
2,242		Omega Healthcare Investors, Inc.	76,116	0.0
14,800		Oversea-Chinese Banking Corp.	96,230	0.0
7,906		PacWest Bancorp	314,501	0.1
731		Partners Group	313,281	0.1
39,165		Platinum Asset Management Ltd.	170,097	0.0
4,354		Primerica, Inc.	249,223	0.1
2,944		PrivateBancorp, Inc.	129,624	0.0
2,766		Prosperity Bancshares, Inc.	141,038	0.0
21,524		Prudential Financial, Inc.	1,535,522	0.4
20,438		QBE Insurance Group Ltd.	161,452	0.0
2,401		Raymond James Financial, Inc.	118,369	0.0
486		Regency Centers Corp.	40,693	0.0
1,630		RenaissanceRe Holdings Ltd.	191,427	0.0
2,101		Sampo OYJ	85,924	0.0
8,900		SBI Holdings, Inc.	88,627	0.0
5,099		SEI Investments Co.	245,313	0.1
3,143	@	Signature Bank	392,624	0.1
7,021		Simon Property Group, Inc.	1,522,855	0.4
34,400		Singapore Exchange Ltd.	195,953	0.1
13,106	@	SLM Corp.	80,995	0.0
3,386		Societe Generale	105,935	0.0
2,673		Sovran Self Storage, Inc.	280,451	0.1
4,823	@	Stifel Financial Corp.	151,683	0.0
9,100		Sumitomo Mitsui Financial Group, Inc.	262,763	0.1
144,600		Suntec Real Estate Investment Trust	191,070	0.1
3,127	@	SVB Financial Group	297,565	0.1
20,963		T. Rowe Price Group, Inc.	1,529,670	0.4
4,920		Taubman Centers, Inc.	365,064	0.1
19,357		TD Ameritrade Holding Corp.	551,191	0.1
3,680		Umpqua Holdings Corp.	56,930	0.0
53,596	L	UnipolSai SpA	80,883	0.0
6,572		Urban Edge Properties	196,240	0.0
6,426		Waddell & Reed Financial, Inc.	110,656	0.0
3,986		Washington Federal, Inc.	96,700	0.0
3,681		Webster Financial Corp.	124,970	0.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,308		Weingarten Realty Investors	339,133	0.1
68,897		Wells Fargo & Co.	3,260,895	0.8
6,117		Westpac Banking Corp.	135,648	0.0
36,000		Wharf Holdings Ltd.	219,691	0.1
44,000		Wheelock & Co., Ltd.	206,696	0.1
			44,860,801	10.5

		Health Care: 7.6%
12,577		AbbVie, Inc.	778,642	0.2
2,010	@	Abiomed, Inc.	219,673	0.1
486		Actelion Ltd. - Reg	81,841	0.0
4,686	@	Akorn, Inc.	133,481	0.0
1,771	@	Align Technology, Inc.	142,654	0.0
5,375	@	Allergan plc	1,242,109	0.3
9,394		Amgen, Inc.	1,429,297	0.3
8,953		AstraZeneca PLC	535,244	0.1
63,418	L	AstraZeneca PLC ADR	1,914,589	0.5
1,028		Bayer AG	103,247	0.0
6,145		Becton Dickinson & Co.	1,042,131	0.3
4,050	@	Biogen, Inc.	979,371	0.2
46,780	@	Boston Scientific Corp.	1,093,249	0.3
23,675		Bristol-Myers Squibb Co.	1,741,296	0.4
2,775	@	Centene Corp.	198,052	0.1
3,836	@	Charles River Laboratories International, Inc.	316,240	0.1
378		Cooper Cos., Inc.	64,853	0.0
983		CSL Ltd.	82,899	0.0
10,100		Daiichi Sankyo Co., Ltd.	245,381	0.1
15,727		Danaher Corp.	1,588,427	0.4
13,879	@	Edwards Lifesciences Corp.	1,384,153	0.3
23,910		Gilead Sciences, Inc.	1,994,572	0.5
7,224		GlaxoSmithKline PLC	155,136	0.0
1,796		Hill-Rom Holdings, Inc.	90,608	0.0
4,556	@	Hologic, Inc.	157,638	0.0
457	@	Idexx Laboratories, Inc.	42,437	0.0
181	@	Intuitive Surgical, Inc.	119,715	0.0
10,900		Medipal Holdings Corp.	179,205	0.1
2,606	@	Mednax, Inc.	188,753	0.1
26,111		Medtronic PLC	2,265,651	0.5
51,371		Merck & Co., Inc.	2,959,483	0.7
376	@	Mettler Toledo International, Inc.	137,210	0.0
1,337	@	Molina Healthcare, Inc.	66,716	0.0
11,010		Novartis AG	908,749	0.2
6,188		Novo Nordisk A/S	333,242	0.1
5,500		Otsuka Holdings Co. Ltd.	253,456	0.1
8,143		Owens & Minor, Inc.	304,385	0.1
1,979	@	Quintiles Transnational Holdings, Inc.	129,268	0.0
1,900		Resmed, Inc.	120,137	0.0
3,415		Roche Holding AG	901,150	0.2
2,390		Sanofi	198,569	0.1
5,068		Shire PLC	313,217	0.1
5,530		Shire PLC ADR	1,017,962	0.2
4,026		STERIS PLC	276,788	0.1
4,100		Suzuken Co., Ltd.	129,053	0.0
225		Teleflex, Inc.	39,895	0.0
2,667		Teva Phaemaceutical Industries Ltd.	134,977	0.0
1,328	@	United Therapeutics Corp.	140,662	0.0
22,310		UnitedHealth Group, Inc.	3,150,172	0.7
1,811	@	VCA, Inc.	122,442	0.0

See Accompanying Notes to Financial Statements

3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,454	@	WellCare Health Plans, Inc.	370,545	0.1
			32,518,622	7.6

		Industrials: 5.5%
3,496		Adecco Group AG	176,332	0.0
10,500		Amada Holdings Co., Ltd.	106,597	0.0
34,348		Aurizon Holdings Ltd.	124,625	0.0
1,906		Carlisle Cos., Inc.	201,426	0.0
11,334		CK Hutchison Holdings Ltd.	124,679	0.0
3,430		Clarcor, Inc.	208,647	0.0
12,591		Cummins, Inc.	1,415,732	0.3
3,563		Curtiss-Wright Corp.	300,183	0.1
14,481		Deere & Co.	1,173,540	0.3
33,111		Delta Air Lines, Inc.	1,206,234	0.3
7,273	L	Deutsche Lufthansa AG	85,513	0.0
1,330		Equifax, Inc.	170,772	0.0
5,138		Airbus Group SE	294,511	0.1
18,465		Fortune Brands Home & Security, Inc.	1,070,416	0.3
11,705		General Dynamics Corp.	1,629,804	0.4
296	@	Genesee & Wyoming, Inc.	17,449	0.0
2,588		Herman Miller, Inc.	77,355	0.0
9,268		Honeywell International, Inc.	1,078,054	0.3
2,317		Huntington Ingalls Industries, Inc.	389,325	0.1
214,600		Hutchison Port Holdings Trust	97,214	0.0
4,163		IDEX Corp.	341,782	0.1
12,921		Ingersoll-Rand PLC - Class A	822,809	0.2
14,441	@	JetBlue Airways Corp.	239,143	0.1
16,199		LIXIL Group Corp.	266,018	0.1
1,181	@	Kirby Corp.	73,683	0.0
1,881	@	KLX, Inc.	58,311	0.0
12,800		Komatsu Ltd.	222,357	0.1
14,684		Koninklijke Philips NV	364,697	0.1
3,006		Boskalis Westminster NV	102,573	0.0
653		Lennox International, Inc.	93,118	0.0
21,635		Lincoln Electric Holdings, Inc.	1,278,196	0.3
4,201		Lockheed Martin Corp.	1,042,562	0.2
4,255		Manpowergroup, Inc.	273,767	0.1
6,168		Masco Corp.	190,838	0.0
4,037		Metso OYJ	94,910	0.0
20,600		Mitsubishi Corp.	362,711	0.1
9,000		Mitsubishi Electric Corp.	107,445	0.0
2,357		MSC Industrial Direct Co.	166,310	0.0
232		Nordson Corp.	19,397	0.0
4,841		Northrop Grumman Corp.	1,076,057	0.3
16,000		NSK Ltd.	117,119	0.0
554	@	Old Dominion Freight Line	33,412	0.0
4,539		Orbital ATK, Inc.	386,450	0.1
1,968		Osram Licht AG	102,252	0.0
7,140		Parker Hannifin Corp.	771,477	0.2
3,655		Regal-Beloit Corp.	201,208	0.0
6,110		Roper Technologies, Inc.	1,042,122	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,741		Royal Mail PLC	179,662	0.1
5,283		Schneider Electric SE	308,215	0.1
5,393		Siemens AG	553,438	0.1
11,069		SKF AB - B Shares	177,358	0.1
7,766		Stanley Black & Decker, Inc.	863,735	0.2
2,379	@	Teledyne Technologies, Inc.	235,640	0.1
8,079		Timken Co.	247,702	0.1
4,089		Toro Co.	360,650	0.1
7,649		Trinity Industries, Inc.	142,042	0.0
25,139		Volvo AB - B Shares	249,739	0.1
288,000		Yangzijiang Shipbuilding Holdings Ltd.	193,164	0.1
17,037		Zardoya Otis SA	160,886	0.0
			23,471,363	5.5

		Information Technology: 9.1%
17,172	@	Adobe Systems, Inc.	1,644,906	0.4
4,526	@	Alphabet, Inc. - Class A	3,184,177	0.7
510	@	Alphabet, Inc. - Class C	352,971	0.1
13,136		Amphenol Corp.	753,087	0.2
2,209	@	Ansys, Inc.	200,467	0.1
52,499		Apple, Inc.	5,018,904	1.2
38,052		Applied Materials, Inc.	912,106	0.2
14,471	@	ARRIS International PLC	303,312	0.1
4,957	@	Arrow Electronics, Inc.	306,838	0.1
3,858		Avnet, Inc.	156,288	0.0
1,973		Belden, Inc.	119,110	0.0
5,415		Broadcom Ltd.	841,491	0.2
3,246		Broadridge Financial Solutions, Inc. ADR	211,639	0.1
15,207		Brocade Communications Systems, Inc.	139,600	0.0
14,200		Brother Industries Ltd.	152,314	0.0
1,604	@	Cadence Design Systems, Inc.	38,977	0.0
2,497		Cap Gemini SA	215,474	0.1
782		CDK Global, Inc.	43,393	0.0
90,904		Cisco Systems, Inc.	2,608,036	0.6
2,582	@	Commvault Systems, Inc.	111,517	0.0
10,096		Computershare Ltd.	69,813	0.0
2,853		Convergys Corp.	71,325	0.0
918	@	CoStar Group, Inc.	200,730	0.1
14,423		Telefonaktiebolaget LM Ericsson	110,806	0.0
20,127	@	Facebook, Inc.	2,300,114	0.5
433		Fair Isaac Corp.	48,933	0.0
2,614	@	Fortinet, Inc.	82,576	0.0
2,000		Fuji Film Holdings Corp.	77,601	0.0
1,403	@	Gartner, Inc.	136,666	0.0
67,600	L	GungHo Online Entertainment, Inc.	183,172	0.0
54,900		Hitachi Ltd.	230,023	0.1
8,937		Ingram Micro, Inc.	310,829	0.1
14,543	@	Integrated Device Technology, Inc.	292,751	0.1
16,415		Intersil Corp.	222,259	0.1
8,859		Intuit, Inc.	988,753	0.2
4,355		j2 Global, Inc.	275,105	0.1
1,149		Jack Henry & Associates, Inc.	100,273	0.0
16,822	L	Lam Research Corp.	1,414,057	0.3
5,187	@	Manhattan Associates, Inc.	332,642	0.1

See Accompanying Notes to Financial Statements

4

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,087		Maxim Integrated Products	110,175	0.0
6,416	@	Microsemi Corp.	209,675	0.1
70,104		Microsoft Corp.	3,587,222	0.8
5,300		Mixi, Inc.	219,130	0.1
8,444		National Instruments Corp.	231,366	0.1
3,135	@	Netscout Systems, Inc.	69,754	0.0
6,862	@,L	NeuStar, Inc.	161,326	0.0
1,505		Nice Ltd.	95,768	0.0
3,500		Oracle Corp. Japan	186,631	0.1
28,510	@	PayPal Holdings, Inc.	1,040,900	0.2
3,516		Plantronics, Inc.	154,704	0.0
10,671	@	Polycom, Inc.	120,049	0.0
1,176	@	PTC, Inc.	44,194	0.0
33,969		Qualcomm, Inc.	1,819,719	0.4
16,559	@	Red Hat, Inc.	1,202,183	0.3
15,724	@	Salesforce.com, Inc.	1,248,643	0.3
1,224		SAP SE	91,929	0.0
5,600		Seiko Epson Corp.	89,777	0.0
2,269		SYNNEX Corp.	215,147	0.1
844	@	Synopsys, Inc.	45,643	0.0
1,381	@	Tech Data Corp.	99,225	0.0
2,200		Tokyo Electron Ltd.	185,919	0.1
13,863	@	Trimble Navigation Ltd.	337,703	0.1
1,579	@	Tyler Technologies, Inc.	263,235	0.1
1,723	@	Ultimate Software Group, Inc.	362,330	0.1
3,451	@	Vantiv, Inc.	195,327	0.0
24,772		Visa, Inc. - Class A	1,837,339	0.4
1,612	@,L	WebMD Health Corp.	93,673	0.0
8,800		Yokogawa Electric Corp.	99,238	0.0
			39,180,959	9.1

		Materials: 2.4%
2,794		Air Liquide SA	291,085	0.1
1,669		Albemarle Corp.	132,368	0.0
351		Ashland, Inc.	40,284	0.0
6,837		BASF SE	524,255	0.1
23,345		BHP Billiton Ltd.	325,342	0.1
7,696		BHP Billiton PLC	97,408	0.0
1,576		Cabot Corp.	71,960	0.0
3,916		Carpenter Technology Corp.	128,954	0.0
16,555		Commercial Metals Co.	279,779	0.1
22,199	@	Crown Holdings, Inc.	1,124,823	0.3
34,728		Dow Chemical Co.	1,726,329	0.4
15,721		Eastman Chemical Co.	1,067,456	0.3
12,800		JSR Corp.	169,512	0.0
4,035		Koninklijke DSM NV	232,782	0.1
3,250		Minerals Technologies, Inc.	184,600	0.0
33,000		Mitsubishi Gas Chemical Co., Inc.	172,158	0.0
30,000		Mitsubishi Materials Corp.	71,831	0.0
16,355		Nucor Corp.	808,101	0.2
7,597		Olin Corp.	188,709	0.0
6,296		Packaging Corp. of America	421,391	0.1
2,694		Reliance Steel & Aluminum Co.	207,169	0.1
2,653		RPM International, Inc.	132,517	0.0
18,408		Sealed Air Corp.	846,216	0.2
4,400		Shin-Etsu Chemical Co., Ltd.	257,789	0.1
13,391		Steel Dynamics, Inc.	328,080	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
23,000		Sumitomo Chemical Co., Ltd.	94,899	0.0
4,230		UPM-Kymmene OYJ	77,709	0.0
459		Valspar Corp.	49,586	0.0
6,279		Worthington Industries, Inc.	265,602	0.1
2,927		Yara International ASA	92,982	0.0
			10,411,676	2.4

		Telecommunication Services: 1.2%
74,080		AT&T, Inc.	3,200,997	0.8
59,228		Bezeq Israeli Telecommunication Corp., Ltd.	117,326	0.0
20,077		Deutsche Telekom AG	342,360	0.1
24,224		Orange SA	393,896	0.1
6,201		Nippon Telegraph & Telephone Corp.	290,795	0.1
11,700		NTT DoCoMo, Inc.	315,532	0.1
277,000		PCCW Ltd.	186,130	0.0
8,317		Telenor ASA	137,672	0.0
29,904		Vodafone Group PLC	91,174	0.0
			5,075,882	1.2

		Utilities: 2.2%
1,526		Alliant Energy Corp.	60,582	0.0
1,778		Atmos Energy Corp.	144,587	0.0
5,134		Black Hills Corp.	323,647	0.1
7,920		Electricite de France SA	96,032	0.0
86,662		Enel S.p.A.	384,733	0.1
30,902		EDP - Energias de Portugal SA	94,609	0.0
47,444		Exelon Corp.	1,725,064	0.4
15,928	L	Gas Natural SDG S.A.	316,613	0.1
9,484		Great Plains Energy, Inc.	288,314	0.1
2,852		Idacorp, Inc.	232,010	0.1
5,353		National Fuel Gas Co.	304,479	0.1
10,152		NextEra Energy, Inc.	1,323,821	0.3
3,298		OGE Energy Corp.	108,009	0.0
2,240		ONE Gas, Inc.	149,162	0.0
27,062		PG&E Corp.	1,729,803	0.4
3,048		Questar Corp.	77,328	0.0
20,554		Southern Co.	1,102,311	0.3
14,009		Suez	218,507	0.1
8,944	@	Talen Energy Corp.	121,191	0.0
14,000		Toho Gas Co., Ltd.	114,558	0.0
50,000		Tokyo Gas Co., Ltd.	206,438	0.0
8,562		UGI Corp.	387,430	0.1
2,079		Westar Energy, Inc.	116,611	0.0
			9,625,839	2.2

	Total Common Stock
	(Cost $225,121,741)		232,429,588	54.2

EXCHANGE-TRADED FUNDS: 9.8%
250,313		iShares MSCI Emerging Markets Index Fund	8,600,755	2.0
83,758		iShares Russell 1000 Value Index Fund	8,648,851	2.0
1,800		iShares S&P MidCap 400 Index Fund	268,902	0.1
370,707		PowerShares Senior Loan Portfolio	8,515,140	2.0
120,095		SPDR Barclays Capital High Yield Bond	4,287,391	1.0
103,573		SPDR Dow Jones International Real Estate	4,294,136	1.0

See Accompanying Notes to Financial Statements

5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
48,489	Vanguard REIT	4,299,520	1.0
57,228	Vanguard Total International Bond	3,187,600	0.7

	Total Exchange-Traded Funds
	(Cost $43,708,987)	42,102,295	9.8

MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,312,257	Voya Floating Rate Fund Class P	12,820,747	3.0
2,206,150	Voya High Yield Bond Fund - Class P	17,141,783	4.0
		29,962,530	7.0

		Unaffiliated Investment Companies: 1.5%
1,245,941	@ Credit Suisse Commodity Return Strategy Fund - Class I	6,379,216	1.5

	Total Mutual Funds
	(Cost $37,384,044)	36,341,746	8.5

PREFERRED STOCK: 0.0%
		Consumer Staples: 0.0%
1,748	Henkel AG & Co. KGaA	213,625	0.0

	Total Preferred Stock
	(Cost $199,715)	213,625	0.0

RIGHTS: 0.0%
	Energy: 0.0%
6,006	@ Repsol SA	1,953	0.0

	Total Rights
	(Cost $1,971)	1,953	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.0%
		Basic Materials: 0.1%
30,000	Albemarle Corp., 3.000%, 12/01/19	30,430	0.0
60,000	ArcelorMittal, 6.500%, 03/01/21	61,950	0.0
29,000	Barrick Gold Corp., 4.100%, 05/01/23	30,708	0.0
105,000	Eastman Chemical Co., 2.700%, 01/15/20	108,086	0.1
67,000	# Georgia-Pacific LLC, 2.539%, 11/15/19	68,669	0.0
27,000	# Glencore Funding LLC, 2.500%, 01/15/19	26,089	0.0
84,000	# Glencore Funding LLC, 2.875%, 04/16/20	79,029	0.0
31,000	Goldcorp, Inc., 3.700%, 03/15/23	31,606	0.0
		436,567	0.1

		Communications: 0.9%
73,000	21st Century Fox America, Inc., 3.000%, 09/15/22	76,332	0.0
69,000	21st Century Fox America, Inc., 6.900%, 03/01/19	78,555	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
85,000		AT&T, Inc., 2.300%, 03/11/19	86,881	0.0
96,000		AT&T, Inc., 2.800%, 02/17/21	98,614	0.0
69,000		AT&T, Inc., 3.600%, 02/17/23	72,331	0.0
51,000		AT&T, Inc., 3.800%, 03/15/22	54,399	0.0
139,000		AT&T, Inc., 4.125%, 02/17/26	149,611	0.1
161,000		AT&T, Inc., 4.800%, 06/15/44	166,518	0.1
118,000		AT&T, Inc., 5.150%, 03/15/42	127,488	0.1
79,000		AT&T, Inc., 5.350%, 09/01/40	86,772	0.0
50,000		CBS Corp., 4.600%, 01/15/45	49,784	0.0
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	90,188	0.0
23,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	23,345	0.0
55,000		CenturyLink, Inc., 6.750%, 12/01/23	54,244	0.0
32,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	34,940	0.0
63,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	67,918	0.0
119,000		Cisco Systems, Inc., 1.650%, 06/15/18	120,582	0.1
142,000		Comcast Corp., 3.150%, 03/01/26	151,215	0.1
120,000		DISH DBS Corp., 5.875%, 07/15/22	117,000	0.1
42,000		eBay, Inc., 2.500%, 03/09/18	42,784	0.0
62,000		eBay, Inc., 2.875%, 08/01/21	64,108	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	86,341	0.0
200,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	201,750	0.1
70,000		Netflix, Inc., 5.750%, 03/01/24	73,325	0.0
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,475	0.0
39,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	39,845	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	106,625	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,529	0.1
54,000		Thomson Reuters Corp., 6.500%, 07/15/18	59,237	0.0
94,000		Time Warner Cable, Inc., 5.350%, 12/15/43	108,169	0.0
71,000		Time Warner Cable, Inc., 5.875%, 11/15/40	77,618	0.0
60,000		Time Warner, Inc., 4.050%, 12/15/23	66,279	0.0
60,000		Time Warner, Inc., 4.850%, 07/15/45	65,541	0.0

See Accompanying Notes to Financial Statements

6

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
100,000	T-Mobile USA, Inc., 5.250%, 09/01/18	102,125	0.0
120,000	Verizon Communications, Inc., 3.000%, 11/01/21	125,974	0.1
64,000	Verizon Communications, Inc., 3.500%, 11/01/24	68,312	0.0
61,000	Verizon Communications, Inc., 3.650%, 09/14/18	64,133	0.0
44,000	Verizon Communications, Inc., 4.862%, 08/21/46	48,247	0.0
78,000	Verizon Communications, Inc., 5.012%, 08/21/54	83,195	0.0
84,000	Verizon Communications, Inc., 5.050%, 03/15/34	93,556	0.0
56,000	Verizon Communications, Inc., 5.150%, 09/15/23	65,344	0.0
85,000	Walt Disney Co/The, 1.500%, 09/17/18	86,324	0.0
		3,663,553	0.9

	Consumer, Cyclical: 0.5%
60,000	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	62,035	0.0
86,000	American Honda Finance Corp., 1.500%, 03/13/18	86,864	0.1
81,000	CVS Health Corp., 2.800%, 07/20/20	84,390	0.0
53,000	CVS Health Corp., 3.500%, 07/20/22	57,148	0.0
65,000	CVS Health Corp., 5.125%, 07/20/45	80,911	0.0
35,000	Daimler Finance North America LLC, 1.500%, 07/05/19	34,948	0.0
49,000	Ford Motor Co., 4.750%, 01/15/43	51,921	0.0
200,000	Ford Motor Credit Co. LLC, 4.134%, 08/04/25	214,942	0.1
143,000	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	170,699	0.1
49,000	General Motors Co., 6.600%, 04/01/36	56,377	0.0
48,000	General Motors Financial Co., Inc., 3.100%, 01/15/19	49,065	0.0
80,000	General Motors Financial Co., Inc., 3.200%, 07/06/21	80,322	0.0
70,000	General Motors Financial Co., Inc., 4.200%, 03/01/21	73,314	0.0
23,000	General Motors Financial Co., Inc., 4.300%, 07/13/25	23,652	0.0
54,000	General Motors Financial Co., Inc., 2.400%, 05/09/19	54,102	0.0
37,000	Kohl's Corp., 5.550%, 07/17/45	34,600	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
80,000	Lowe's Cos, Inc., 3.700%, 04/15/46	82,540	0.0
63,000	McDonald's Corp., 2.100%, 12/07/18	64,510	0.0
70,000	McDonald's Corp., 4.875%, 12/09/45	81,957	0.0
112,000	MDC Holdings, Inc., 6.000%, 01/15/43	86,520	0.1
42,000	Newell Rubbermaid, Inc., 2.150%, 10/15/18	42,468	0.0
40,000	Newell Rubbermaid, Inc., 2.875%, 12/01/19	41,140	0.0
60,000	Newell Rubbermaid, Inc., 4.200%, 04/01/26	65,152	0.0
113,000	Toll Brothers Finance Corp., 6.750%, 11/01/19	127,690	0.1
53,000	Toyota Motor Credit Corp., 1.450%, 01/12/18	53,398	0.0
50,000	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	50,937	0.0
70,000	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	71,274	0.0
43,000	Whirlpool Corp., 1.650%, 11/01/17	43,283	0.0
		2,026,159	0.5

	Consumer, Non-cyclical: 1.5%
86,000	Abbott Laboratories, 2.000%, 03/15/20	87,256	0.0
64,000	AbbVie, Inc., 2.500%, 05/14/20	65,574	0.0
60,000	AbbVie, Inc., 2.850%, 05/14/23	60,676	0.0
30,000	AbbVie, Inc., 3.200%, 11/06/22	31,068	0.0
80,000	AbbVie, Inc., 3.200%, 05/14/26	81,054	0.0
90,000	AbbVie, Inc., 4.450%, 05/14/46	91,703	0.0
90,000	Actavis Funding SCS, 2.350%, 03/12/18	91,264	0.0
59,000	Aetna, Inc., 2.800%, 06/15/23	60,408	0.0
103,000	Aetna, Inc., 4.375%, 06/15/46	107,080	0.1
55,000	Aetna, Inc., 1.900%, 06/07/19	55,760	0.0
49,000	Altria Group, Inc., 9.700%, 11/10/18	58,416	0.0
51,000	Amsurg Corp., 5.625%, 07/15/22	52,594	0.0
59,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	61,204	0.0
327,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	350,687	0.1
57,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	64,337	0.0
151,000	AstraZeneca PLC, 1.750%, 11/16/18	153,047	0.1
70,000	Automatic Data Processing, Inc., 3.375%, 09/15/25	76,606	0.0

See Accompanying Notes to Financial Statements

7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
43,000	#	BAT International Finance PLC, 1.850%, 06/15/18	43,482	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	64,432	0.0
64,000		Becton Dickinson & Co., 2.675%, 12/15/19	65,880	0.0
64,000		Becton Dickinson and Co., 1.800%, 12/15/17	64,550	0.0
59,000		Becton Dickinson and Co., 5.000%, 05/15/19	64,430	0.0
32,000		Biogen, Inc., 4.050%, 09/15/25	34,528	0.0
42,000		Cardinal Health, Inc., 1.950%, 06/15/18	42,507	0.0
61,000		Cardinal Health, Inc., 2.400%, 11/15/19	62,566	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	105,807	0.1
42,000		Celgene Corp., 2.125%, 08/15/18	42,650	0.0
30,000		Danaher Corp., 3.350%, 09/15/25	33,145	0.0
40,000		Express Scripts Holding Co., 3.400%, 03/01/27	40,133	0.0
60,000		Express Scripts Holding Co., 3.000%, 07/15/23	60,179	0.0
100,000		General Mills, Inc., 2.200%, 10/21/19	102,480	0.1
85,000		Gilead Sciences, Inc., 1.850%, 09/04/18	86,535	0.0
80,000		Gilead Sciences, Inc., 3.500%, 02/01/25	85,418	0.0
120,000		Gilead Sciences, Inc., 3.650%, 03/01/26	130,719	0.1
80,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	83,160	0.0
48,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	52,312	0.0
60,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	63,765	0.0
20,000		Humana, Inc., 3.150%, 12/01/22	20,567	0.0
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	206,171	0.1
64,000		JM Smucker Co., 1.750%, 03/15/18	64,531	0.0
70,000		Johnson & Johnson, 2.450%, 03/01/26	72,481	0.0
85,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	86,203	0.0
42,000		Kroger Co., 2.000%, 01/15/19	42,710	0.0
122,000		Kroger Co., 2.300%, 01/15/19	124,553	0.1
64,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	64,472	0.0
150,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	153,351	0.1
60,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	62,149	0.0
43,000		McKesson Corp., 1.400%, 03/15/18	43,092	0.0
74,000		McKesson Corp., 2.284%, 03/15/19	75,710	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
40,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	41,834	0.0
86,000		Medtronic, Inc., 1.375%, 04/01/18	86,566	0.0
94,000		Medtronic, Inc., 3.150%, 03/15/22	100,405	0.1
99,000		Medtronic, Inc., 3.500%, 03/15/25	108,096	0.1
68,000		Medtronic, Inc., 4.375%, 03/15/35	76,832	0.0
160,000		Merck & Co., Inc., 2.350%, 02/10/22	164,966	0.1
40,000		Molson Coors Brewing Co., 1.450%, 07/15/19	40,098	0.0
40,000	#	Mylan NV, 2.500%, 06/07/19	40,560	0.0
61,000	#	Mylan NV, 3.150%, 06/15/21	62,015	0.0
40,000	#	Mylan NV, 3.750%, 12/15/20	41,749	0.0
64,000	#	Mylan NV, 3.950%, 06/15/26	64,874	0.0
115,000		Mylan, Inc., 2.600%, 06/24/18	116,516	0.1
110,000		Novartis Capital Corp., 4.000%, 11/20/45	125,821	0.1
64,000		PepsiCo, Inc., 1.250%, 04/30/18	64,359	0.0
89,000		PepsiCo, Inc., 4.450%, 04/14/46	104,209	0.1
97,000		Pfizer, Inc., 1.450%, 06/03/19	97,846	0.0
46,000		Pfizer, Inc., 2.750%, 06/03/26	47,523	0.0
84,000		Pfizer, Inc., 4.400%, 05/15/44	95,643	0.0
70,000		Philip Morris International, Inc., 4.250%, 11/10/44	77,138	0.0
60,000		Philip Morris International, Inc., 5.650%, 05/16/18	65,197	0.0
47,000		Procter & Gamble Co, 1.600%, 11/15/18	48,017	0.0
63,000		Reynolds American, Inc., 2.300%, 06/12/18	64,050	0.0
10,000		Reynolds American, Inc., 4.450%, 06/12/25	11,194	0.0
30,000		Reynolds American, Inc., 5.700%, 08/15/35	36,642	0.0
71,000		Reynolds American, Inc., 5.850%, 08/15/45	91,132	0.0
79,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	73,865	0.0
86,000		Sanofi, 1.250%, 04/10/18	86,582	0.0
56,000		St Jude Medical, Inc., 2.800%, 09/15/20	57,791	0.0
64,000		St Jude Medical, Inc., 2.000%, 09/15/18	64,766	0.0
43,000		Stryker Corp., 1.300%, 04/01/18	43,029	0.0
30,000		Sysco Corp., 1.900%, 04/01/19	30,381	0.0
30,000		Sysco Corp., 2.500%, 07/15/21	30,695	0.0
60,000		Sysco Corp., 2.600%, 10/01/20	62,020	0.0

See Accompanying Notes to Financial Statements

8

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
42,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	42,502	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	44,375	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	86,270	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,366	0.0
50,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	51,125	0.0
			6,508,451	1.5

		Diversified: 0.0%
90,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	90,703	0.0

		Energy: 0.9%
70,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	74,327	0.0
8,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	8,423	0.0
55,000		Antero Resources Corp., 5.375%, 11/01/21	54,175	0.0
110,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	115,813	0.0
70,000		BP Capital Markets PLC, 2.315%, 02/13/20	71,694	0.0
56,000		BP Capital Markets PLC, 3.062%, 03/17/22	57,915	0.0
50,000		BP Capital Markets PLC, 3.119%, 05/04/26	50,929	0.0
15,000		BP Capital Markets PLC, 1.674%, 02/13/18	15,119	0.0
34,000		Cenovus Energy, Inc., 3.800%, 09/15/23	31,637	0.0
82,000		Chevron Corp., 2.100%, 05/16/21	83,684	0.0
119,000		Chevron Corp., 2.419%, 11/17/20	122,837	0.1
120,000		Chevron Corp., 2.954%, 05/16/26	124,067	0.1
85,000		Chevron Corp., 1.790%, 11/16/18	86,167	0.0
43,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	43,159	0.0
21,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	22,624	0.0
70,000	L	ConocoPhillips Co., 4.950%, 03/15/26	79,500	0.0
79,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	70,560	0.0
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	130,794	0.1
15,000		Enbridge, Inc., 3.500%, 06/10/24	14,385	0.0
129,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	146,140	0.1
21,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	22,031	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
45,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	47,040	0.0
60,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	64,943	0.0
65,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	65,184	0.0
64,000		Exxon Mobil Corp., 1.708%, 03/01/19	65,065	0.0
58,000		Exxon Mobil Corp., 2.222%, 03/01/21	59,846	0.0
60,000		Exxon Mobil Corp., 2.726%, 03/01/23	62,728	0.0
71,000		Exxon Mobil Corp., 3.043%, 03/01/26	75,267	0.0
34,000		FMC Technologies, Inc., 3.450%, 10/01/22	32,472	0.0
15,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	14,061	0.0
100,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	109,354	0.0
25,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	25,366	0.0
89,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	89,945	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	75,306	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	84,207	0.0
16,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	16,420	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	31,132	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	75,870	0.0
83,000		Occidental Petroleum Corp., 3.500%, 06/15/25	87,849	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	59,936	0.0
45,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	44,014	0.0
41,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	41,407	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	203,990	0.1
129,000		Shell International Finance BV, 1.625%, 11/10/18	130,353	0.1
60,000		Shell International Finance BV, 2.250%, 11/10/20	61,627	0.0
110,000		Shell International Finance BV, 3.250%, 05/11/25	115,589	0.0
20,000		Shell International Finance BV, 4.375%, 05/11/45	21,739	0.0

See Accompanying Notes to Financial Statements

9

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
145,000		Shell International Finance BV, 4.000%, 05/10/46	148,386	0.1
64,000		Statoil ASA, 1.950%, 11/08/18	64,892	0.0
100,000		Statoil ASA, 2.450%, 01/17/23	101,371	0.0
23,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	23,279	0.0
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	39,807	0.0
90,000		Transocean, Inc., 5.050%, 10/15/22	64,125	0.0
125,000		Williams Partners L.P., 3.600%, 03/15/22	118,496	0.1
50,000	#	YPF SA, 8.500%, 07/28/25	53,013	0.0
200,000	#	YPF SA, 8.875%, 12/19/18	216,000	0.1
			4,016,059	0.9

		Financial: 2.9%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	214,951	0.1
200,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	208,435	0.1
277,000		Aegon NV, 1.740%, 07/29/49	158,582	0.1
19,000		American International Group, Inc., 3.750%, 07/10/25	19,410	0.0
7,000		American International Group, Inc., 8.175%, 05/15/68	8,816	0.0
128,000		American Express Credit Corp., 1.800%, 07/31/18	129,172	0.1
77,000		American Tower Corp., 3.500%, 01/31/23	79,804	0.0
38,000		Aon PLC, 2.800%, 03/15/21	39,077	0.0
150,000	#	Athene Global Funding, 2.875%, 10/23/18	148,888	0.1
90,000		Bank of America Corp., 1.950%, 05/12/18	90,570	0.0
84,000		Bank of America Corp., 2.600%, 01/15/19	86,007	0.0
47,000		Bank of America Corp., 2.625%, 10/19/20	47,802	0.0
103,000		Bank of America Corp., 3.875%, 08/01/25	109,838	0.0
17,000		Bank of America Corp., 3.950%, 04/21/25	17,317	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	71,218	0.0
25,000		Bank of America Corp., 4.250%, 10/22/26	25,995	0.0
25,000		Bank of America Corp., 4.200%, 08/26/24	25,899	0.0
47,000		Bank of America Corp., 4.000%, 04/01/24	50,268	0.0
30,000		Bank of America Corp., 4.750%, 04/21/45	30,791	0.0
120,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	121,981	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
83,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	86,132	0.0
128,000		Bank of Nova Scotia/The, 1.700%, 06/11/18	129,214	0.1
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	203,277	0.1
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	206,448	0.1
200,000		Barclays PLC, 3.250%, 01/12/21	199,869	0.1
86,000		BB&T Corp., 1.450%, 01/12/18	86,357	0.0
70,000		Berkshire Hathaway, Inc., 2.750%, 03/15/23	72,418	0.0
32,000	#	BNP Paribas SA, 4.375%, 09/28/25	32,526	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	215,238	0.1
80,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	82,235	0.0
86,000		Citigroup, Inc., 2.050%, 12/07/18	86,734	0.0
84,000		Citigroup, Inc., 2.500%, 07/29/19	85,628	0.0
90,000		Citigroup, Inc., 4.450%, 09/29/27	92,732	0.0
106,000		Citigroup, Inc., 4.750%, 05/18/46	106,628	0.0
25,000		Citigroup, Inc., 4.000%, 08/05/24	25,754	0.0
38,000		Citigroup, Inc., 5.500%, 09/13/25	42,694	0.0
40,000		Citigroup, Inc., 6.675%, 09/13/43	51,567	0.0
500,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	507,033	0.1
107,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	108,585	0.0
260,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	272,216	0.1
116,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	128,976	0.1
114,000		Corporate Office Properties L.P., 3.700%, 06/15/21	115,419	0.0
52,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	51,013	0.0
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	77,449	0.0
250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	250,265	0.1
132,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	130,449	0.1

See Accompanying Notes to Financial Statements

10

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
107,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	108,669	0.0
70,000		Duke Realty L.P., 3.250%, 06/30/26	71,157	0.0
136,000		Equity One, Inc., 3.750%, 11/15/22	138,482	0.1
116,000		Fifth Third Bancorp, 4.500%, 06/01/18	122,385	0.0
95,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	96,336	0.0
91,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	93,181	0.0
50,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	50,768	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	108,886	0.0
90,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	91,965	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	94,567	0.0
64,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	66,356	0.0
42,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	43,934	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	94,086	0.0
52,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	67,387	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	107,510	0.0
25,000		HCP, Inc., 3.875%, 08/15/24	25,192	0.0
25,000		HCP, Inc., 4.000%, 06/01/25	25,262	0.0
105,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	107,063	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	202,199	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	199,180	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	411,368	0.1
74,000		JPMorgan Chase & Co., 1.625%, 05/15/18	74,376	0.0
86,000		JPMorgan Chase & Co., 1.700%, 03/01/18	86,499	0.0
89,000		JPMorgan Chase & Co., 2.550%, 10/29/20	90,994	0.0
80,000		JPMorgan Chase & Co., 2.550%, 03/01/21	81,683	0.0
70,000		JPMorgan Chase & Co., 3.875%, 09/10/24	72,551	0.0
84,000		JPMorgan Chase & Co., 3.900%, 07/15/25	90,879	0.0
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	76,489	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	77,437	0.0
109,000		JPMorgan Chase & Co., 6.000%, 12/29/49	111,589	0.0
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	64,325	0.0
250,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	253,081	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
45,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	45,642	0.0
200,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	213,663	0.1
168,000		Morgan Stanley, 2.450%, 02/01/19	171,261	0.1
60,000		Morgan Stanley, 3.875%, 01/27/26	64,008	0.0
55,000		Morgan Stanley, 3.875%, 04/29/24	58,998	0.0
45,000		Morgan Stanley, 3.950%, 04/23/27	45,490	0.0
90,000		Morgan Stanley, 4.000%, 07/23/25	96,601	0.0
70,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	72,887	0.0
80,000	#	New York Life Global Funding, 1.550%, 11/02/18	80,770	0.0
50,000		Omega Healthcare Investors, 4.375%, 08/01/23	49,870	0.0
25,000		Principal Financial Group, Inc., 3.400%, 05/15/25	25,658	0.0
70,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	72,118	0.0
108,000		Regions Financial Corp., 2.000%, 05/15/18	108,236	0.0
60,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	59,112	0.0
129,000		Royal Bank of Canada, 1.500%, 01/16/18	129,563	0.1
60,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	60,189	0.0
175,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	172,977	0.1
70,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	69,599	0.0
70,000		Santander UK PLC, 2.375%, 03/16/20	70,182	0.0
127,000		Santander UK PLC, 2.500%, 03/14/19	128,357	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	75,591	0.0
22,000		Senior Housing Properties Trust, 6.750%, 12/15/21	24,945	0.0
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	255,628	0.1
100,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	101,077	0.0
60,000		Synchrony Financial, 3.000%, 08/15/19	61,228	0.0
127,000		Toronto-Dominion Bank, 2.250%, 11/05/19	130,388	0.1
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	219,114	0.1

See Accompanying Notes to Financial Statements

11

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	42,661	0.0
128,000		US Bancorp, 1.950%, 11/15/18	130,563	0.1
120,000		US Bancorp, 2.350%, 01/29/21	123,962	0.0
90,000		Visa, Inc., 3.150%, 12/14/25	96,385	0.0
53,000		Visa, Inc., 4.150%, 12/14/35	60,097	0.0
30,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	30,461	0.0
200,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	204,030	0.1
107,000		Wells Fargo & Co., 1.500%, 01/16/18	107,624	0.0
60,000		Wells Fargo & Co., 3.900%, 05/01/45	63,220	0.0
105,000		Wells Fargo & Co., 4.100%, 06/03/26	112,325	0.0
63,000		Wells Fargo & Co., 4.300%, 07/22/27	68,086	0.0
65,000		Wells Fargo & Co., 5.900%, 12/29/49	66,950	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	59,517	0.0
			12,366,546	2.9

		Industrial: 0.2%
57,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	58,714	0.0
115,000		General Electric Co., 4.375%, 09/16/20	128,167	0.1
241,000		General Electric Co., 5.000%, 12/29/49	256,364	0.1
57,000		Ingersoll-Rand Global Holding Co. Ltd, 6.875%, 08/15/18	63,388	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	87,093	0.0
34,000		John Deere Capital Corp., 1.300%, 03/12/18	34,189	0.0
53,000		Lockheed Martin Corp., 1.850%, 11/23/18	53,767	0.0
80,000		Lockheed Martin Corp., 2.500%, 11/23/20	82,613	0.0
90,000		Lockheed Martin Corp., 3.800%, 03/01/45	92,266	0.0
25,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	26,307	0.0
47,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	47,327	0.0
50,000		Tyco International Finance SA, 3.900%, 02/14/26	53,980	0.0
			984,175	0.2

		Technology: 0.5%
64,000		Apple, Inc., 1.000%, 05/03/18	64,152	0.0
97,000		Apple, Inc., 1.550%, 02/07/20	97,778	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
86,000		Apple, Inc., 4.650%, 02/23/46	97,131	0.0
50,000		Applied Materials, Inc., 3.900%, 10/01/25	55,668	0.0
106,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	108,662	0.1
104,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	107,008	0.0
110,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	114,223	0.1
102,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	106,019	0.0
44,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	45,182	0.0
85,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	89,929	0.0
105,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	106,393	0.0
80,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	81,961	0.0
30,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	32,161	0.0
7,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	7,331	0.0
107,000		Intel Corp., 1.350%, 12/15/17	107,659	0.1
72,000		Intel Corp., 2.600%, 05/19/26	73,222	0.0
107,000		International Business Machines Corp., 1.125%, 02/06/18	107,486	0.0
120,000		International Business Machines Corp., 2.875%, 11/09/22	127,339	0.1
48,000		KLA-Tencor Corp., 4.125%, 11/01/21	51,168	0.0
50,000		Lam Research Corp., 3.450%, 06/15/23	51,724	0.0
42,000		Microsoft Corp., 1.300%, 11/03/18	42,456	0.0
50,000		Microsoft Corp., 3.500%, 02/12/35	51,625	0.0
30,000		Microsoft Corp., 4.200%, 11/03/35	33,767	0.0
97,000		Microsoft Corp., 4.450%, 11/03/45	109,375	0.1
50,000		Oracle Corp., 3.850%, 07/15/36	50,262	0.0
83,000		Oracle Corp., 4.125%, 05/15/45	85,834	0.0
75,000		Oracle Corp., 4.300%, 07/08/34	80,060	0.0
59,000		Oracle Corp., 5.750%, 04/15/18	63,887	0.0

See Accompanying Notes to Financial Statements

12

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
60,000		Seagate HDD Cayman, 4.875%, 06/01/27	43,575	0.0
33,000		Xerox Corp., 2.750%, 09/01/20	31,842	0.0
			2,224,879	0.5

		Utilities: 0.5%
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	50,851	0.0
60,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	61,819	0.0
50,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	53,892	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,573	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,046	0.0
123,000	#	Electricite de France SA, 2.350%, 10/13/20	125,777	0.1
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	209,250	0.1
53,000		Entergy Texas, Inc., 7.125%, 02/01/19	60,069	0.0
60,000		Exelon Corp., 2.850%, 06/15/20	61,956	0.0
70,000		Exelon Corp., 3.400%, 04/15/26	73,346	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	80,015	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/23	121,951	0.1
70,000		Georgia Power Co., 1.950%, 12/01/18	71,227	0.0
49,000		Indiana Michigan Power Co., 7.000%, 03/15/19	55,706	0.0
37,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	39,631	0.0
244,000		Metropolitan Edison Co., 7.700%, 01/15/19	275,626	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	30,038	0.0
109,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	112,514	0.1
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	28,512	0.0
58,000		Nisource Finance Corp., 5.950%, 06/15/41	72,425	0.0
83,000		Southwestern Electric Power Co., 5.550%, 01/15/17	84,904	0.0
67,000		TransAlta Corp., 4.500%, 11/15/22	61,138	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	71,011	0.0
			1,967,277	0.5

	Total Corporate Bonds/Notes
	(Cost $33,306,299)		34,284,369	8.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
145,081		Alternative Loan Trust 2005-10CB 1A1, 0.953%, 05/25/35	112,238	0.0
105,541		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	92,035	0.0
124,122		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	114,141	0.0
228,919		Alternative Loan Trust 2005-J2 1A12, 0.853%, 04/25/35	180,340	0.1
30,416		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	23,151	0.0
208,234		Alternative Loan Trust 2006-19CB A12, 0.853%, 08/25/36	124,642	0.0
190,467		Alternative Loan Trust 2006-HY11 A1, 0.573%, 06/25/36	144,292	0.1
53,039		Alternative Loan Trust 2007-21CB, 0.853%, 09/25/37	30,290	0.0
54,037		Alternative Loan Trust 2007-23CB, 0.953%, 09/25/37	29,725	0.0
174,070		Alternative Loan Trust 2007-2CB 2A1, 1.053%, 03/25/37	101,380	0.0
71,088		American Home Mortgage Assets Trust 2006-3 2A11, 1.377%, 10/25/46	49,750	0.0
72,457	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	72,862	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.442%, 01/15/28	183,621	0.1
120,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	120,718	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	119,162	0.0
150,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	151,201	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	29,385	0.0
72,792	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	78,103	0.0
13,528	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	13,531	0.0
32,648		Banc of America Mortgage 2005-J Trust 2A4, 2.929%, 11/25/35	30,176	0.0

See Accompanying Notes to Financial Statements

13

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	104,579	0.0
103,889		Bear Stearns ALT-A Trust 2005-7, 3.005%, 09/25/35	93,367	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	219,728	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	75,408	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.445%, 11/11/41	226,311	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.926%, 02/13/42	145,466	0.1
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	119,937	0.0
99,017	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	99,482	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	245,821	0.1
118,377	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	124,903	0.0
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	40,321	0.0
240,359		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.955%, 03/25/36	220,252	0.1
129,781		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.028%, 09/25/37	118,517	0.0
130,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	130,122	0.0
110,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	120,050	0.0
1,732,921	^	COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	139,915	0.1
984,438	^	COMM 2012-CCRE4 XA Mortgage Trust, 2.072%, 10/15/45	77,928	0.0
2,380,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	85,528	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
616,957	^	COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	38,512	0.0
73,081	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	74,092	0.0
40,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.237%, 12/10/49	40,236	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	70,153	0.0
7,326	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	7,327	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.466%, 05/15/36	54,912	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	26,985	0.0
110,000	#	DBUBS Mortgage Trust 2011-LC1A E, 5.884%, 11/10/46	116,526	0.0
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	37,643	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	94,345	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%, 11/25/24	102,194	0.0
60,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.453%, 11/25/24	60,969	0.0
170,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	170,192	0.1
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	67,079	0.0
100,000		Fannie Mae Connecticut Avenue Securities, 5.453%, 07/25/25	101,137	0.0
200,000		Fannie Mae Connecticut Avenue Securities, 6.153%, 04/25/28	206,371	0.1
100,000		Fannie Mae Connecticut Avenue Securities, 6.353%, 10/25/28	104,407	0.0
32,240		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	26,813	0.0
107,632		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 0.753%, 12/25/36	54,835	0.0

See Accompanying Notes to Financial Statements

14

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
107,632	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	34,145	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	102,321	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	175,935	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	99,797	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	255,077	0.1
50,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	51,205	0.0
260,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	270,452	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	99,294	0.0
60,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	62,123	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	96,645	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	98,932	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	104,329	0.0
80,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	78,120	0.0
21,935,329	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	97,617	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	85,022	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	101,529	0.0
1,900,855	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	151,853	0.1
128,044		HomeBanc Mortgage Trust 2004-1 2A, 1.313%, 08/25/29	119,409	0.0
68,032		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.663%, 04/25/46	49,885	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	41,265	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	89,901	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	21,025	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,197	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	28,905	0.0
150,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, 5.927%, 06/15/49	150,195	0.1
3,066,520	^	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	43,364	0.0
4,699,115	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	142,387	0.1
977,949	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.403%, 04/15/47	40,376	0.0
1,300,427	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	3,297	0.0
90,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	91,843	0.0
139,286	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	139,125	0.1
14,517		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	15,350	0.0
170,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	175,874	0.1
130,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	130,884	0.1
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	129,852	0.0
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	49,935	0.0
23,846	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	23,885	0.0

See Accompanying Notes to Financial Statements

15

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	60,092	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	60,069	0.0
5,561,135	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	7,053	0.0
56,872		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	43,363	0.0
116,186		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	93,305	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.268%, 09/12/42	103,412	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	145,335	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	104,567	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	102,802	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	88,991	0.0
41,303		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	36,741	0.0
70,139	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	70,982	0.0
15,089		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	15,075	0.0
130,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.030%, 05/15/43	129,774	0.0
190,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	189,622	0.1
18,100		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	18,080	0.0
65,323		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 1.899%, 10/25/36	55,233	0.0
50,967		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 3.672%, 08/25/36	46,042	0.0
82,440		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	71,923	0.0
19,502		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	16,985	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
82,610		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	71,031	0.0
160,076		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.365%, 07/25/37	130,214	0.1
398,697		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.427%, 06/25/46	275,777	0.1
169,369		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 0.956%, 08/25/45	147,812	0.1
57,805		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	41,381	0.0
1,555,739	^	Wells Fargo Commercial Mortgage Trust 2014-LC16, 1.615%, 08/15/50	109,241	0.0
1,345,392	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.740%, 01/15/59	132,775	0.1
74,384		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.194%, 04/25/36	68,576	0.0
34,965		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.823%, 07/25/37	29,840	0.0
97,498		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.786%, 12/28/37	88,107	0.0
479,286	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	36,030	0.0
581,452	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.538%, 03/15/48	35,699	0.0

	Total Collateralized Mortgage Obligations
	(Cost $11,789,198)		11,749,385	2.7

FOREIGN GOVERNMENT BONDS: 0.3%
175,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	187,250	0.1
50,000		Brazil Government International Bond, 8.750%, 02/04/25	63,750	0.0
200,000		Colombia Government International Bond, 2.625%, 03/15/23	194,000	0.1
66,000	L	Colombia Government International Bond, 8.125%, 05/21/24	85,305	0.0
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	102,250	0.0

See Accompanying Notes to Financial Statements

16

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
29,000		Guatemala Government Bond, 8.125%, 10/06/34	37,410	0.0
62,000		Hungary Government International Bond, 5.375%, 02/21/23	68,802	0.0
100,000		Indonesia Government International Bond, 8.500%, 10/12/35	143,200	0.0
55,000		Lebanon Government International Bond, 6.000%, 01/27/23	53,493	0.0
49,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	30,865	0.0
15,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	6,484	0.0
125,000		Petroleos Mexicanos, 4.500%, 01/23/26	120,612	0.0
19,000		Petroleos Mexicanos, 4.875%, 01/18/24	19,318	0.0
50,000		Philippine Government International Bond, 9.500%, 02/02/30	85,715	0.0
30,000		Poland Government International Bond, 3.250%, 04/06/26	30,638	0.0
50,000		Romanian Government International Bond, 4.375%, 08/22/23	53,596	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,719	0.0
147,000		Turkey Government International Bond, 7.375%, 02/05/25	181,819	0.1
23,539		Uruguay Government International Bond, 7.625%, 03/21/36	32,042	0.0

	Total Foreign Government Bonds
	(Cost $1,511,942)		1,507,268	0.3

ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.2%
70,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	71,231	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	91,483	0.0
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	40,380	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	30,056	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	50,511	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,545	0.0
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	40,356	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,767	0.1
50,000		Santander Drive Auto Receivables Trust 2013-4 D, 3.920%, 01/15/20	51,209	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	163,816	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	113,104	0.0
110,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	111,023	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	30,482	0.0
			963,963	0.2

		Home Equity Asset-Backed Securities: 0.1%
200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	191,600	0.1

		Other Asset-Backed Securities: 0.9%
198,667	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
250,000	#	Atrium V 5A D, 4.336%, 07/20/20	250,057	0.1
11,408	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	11,465	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	240,870	0.1
500,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.056%, 08/01/21	478,530	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 1.053%, 07/25/33	15,062	0.0
96,297	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	95,218	0.0
200,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	196,962	0.0
47,768	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	48,483	0.0
88,419	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	89,850	0.0
169,770		FBR Securitization Trust 2005-3 AV24, 1.133%, 10/25/35	147,225	0.0
250,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	250,064	0.1
90,475	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	90,869	0.0
94,416	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	95,681	0.0
330,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	312,051	0.1

See Accompanying Notes to Financial Statements

17

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
37,862	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	38,040	0.0
45,105	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	44,992	0.0
250,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	250,009	0.1
300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	294,470	0.1
100,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	99,625	0.0
300,587		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.693%, 03/25/36	265,384	0.1
76,029	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	76,115	0.0
100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	100,650	0.0
250,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	240,832	0.1
100,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	101,506	0.0
100,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	99,882	0.0
50,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	49,832	0.0
			3,983,724	0.9

	Total Asset-Backed Securities
	(Cost $5,137,289)		5,139,287	1.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
		Federal Home Loan Mortgage Corporation: 1.5%##
25,485		2.500%, due 05/01/30	26,477	0.0
26,884		2.500%, due 05/01/30	27,913	0.0
36,232		2.500%, due 06/01/30	37,620	0.0
468,064		3.000%, due 04/15/33	481,893	0.1
54,817		3.000%, due 03/01/45	57,133	0.0
53,198		3.000%, due 03/01/45	55,716	0.0
65,471		3.000%, due 04/01/45	68,131	0.0
109,391		3.500%, due 03/01/45	116,294	0.0
237,000	W	3.500%, due 07/01/45	249,868	0.1
425,667		4.000%, due 12/01/41	457,890	0.1
95,632		4.000%, due 12/01/42	103,335	0.0
23,494		4.000%, due 09/01/45	25,209	0.0
22,707		4.000%, due 09/01/45	24,364	0.0
23,861		4.000%, due 09/01/45	25,563	0.0
71,931		4.000%, due 09/01/45	77,061	0.0
37,104		4.000%, due 09/01/45	39,811	0.0
436,964		4.250%, due 05/15/44	521,693	0.1
436,964		4.250%, due 05/15/44	521,133	0.1
466,437		4.500%, due 08/01/41	512,295	0.1
857,664		4.500%, due 09/01/41	942,529	0.2
32,397		4.500%, due 01/15/42	36,158	0.0
39,033		5.000%, due 12/15/17	39,875	0.0
125,618		5.000%, due 02/15/35	139,428	0.0
132,288	^	5.176%, due 03/15/33	147,834	0.0
165,408		5.500%, due 12/15/32	186,584	0.1
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
48,314		5.500%, due 09/15/34	54,496	0.0
368,068		5.500%, due 02/15/36	413,145	0.1
153,182		5.500%, due 06/15/37	174,155	0.1
9,474		5.500%, due 07/01/37	10,699	0.0
155,179		5.500%, due 07/15/37	174,880	0.1
212,292		6.000%, due 01/15/29	244,938	0.1
239,624		6.000%, due 07/15/32	274,547	0.1
195,386		6.000%, due 10/15/37	217,247	0.1
7,117		6.500%, due 12/01/31	8,212	0.0
			6,494,126	1.5

		Federal National Mortgage Association: 2.3%##
46,035		2.500%, due 05/01/30	47,762	0.0
99,368		2.500%, due 06/01/30	102,948	0.0
62,945		2.500%, due 06/01/30	65,212	0.0
36,393		2.500%, due 07/01/30	37,705	0.0
285,478		3.000%, due 08/01/30	301,071	0.1
175,514		3.000%, due 09/01/30	185,214	0.1
285,069		3.000%, due 07/01/43	296,550	0.1
117,308		3.000%, due 09/01/43	122,033	0.0
466,773		3.000%, due 04/01/45	487,856	0.1
170,272		3.500%, due 10/01/42	180,196	0.0
2,976,000	W	3.500%, due 07/01/45	3,140,377	0.7
39,491		4.000%, due 07/01/42	42,470	0.0
295,867		4.000%, due 07/01/42	318,161	0.1
97,489		4.000%, due 06/01/45	105,269	0.0
27,986		4.000%, due 11/01/45	29,982	0.0
617,842		4.500%, due 10/25/36	679,746	0.2
75,603		4.500%, due 11/01/40	82,669	0.0
217,508		4.500%, due 10/01/41	238,596	0.1
66,979		5.000%, due 06/01/33	74,798	0.0
16,597		5.000%, due 07/25/34	16,796	0.0
90,242		5.000%, due 07/01/35	100,764	0.0
15,550		5.000%, due 02/01/36	17,317	0.0
5,862		5.000%, due 07/01/36	6,547	0.0
186,909		5.000%, due 07/01/37	208,791	0.1
144,659		5.000%, due 07/01/37	161,530	0.0
372,131		5.000%, due 05/25/40	423,890	0.1
209,094		5.000%, due 11/01/40	234,136	0.1
274,685		5.000%, due 04/25/41	316,958	0.1
68,525		5.000%, due 05/01/41	76,397	0.0
156,169		5.000%, due 06/01/41	174,012	0.0
88,084		5.000%, due 06/01/41	98,097	0.0
215,008		5.500%, due 12/01/36	243,994	0.1
633,547		5.575%, due 02/25/49	702,555	0.2
3		6.000%, due 08/01/16	3	0.0
262		6.000%, due 10/01/16	262	0.0
394		6.000%, due 10/01/16	395	0.0
5,847		6.000%, due 03/01/17	5,906	0.0
583		6.000%, due 04/01/17	586	0.0
544		6.000%, due 04/01/17	545	0.0
1,137		6.000%, due 04/01/17	1,143	0.0
5,465		6.000%, due 06/01/17	5,527	0.0
1,226		6.000%, due 09/01/17	1,246	0.0
9,143		6.000%, due 10/01/17	9,267	0.0
3,807		6.000%, due 11/01/17	3,865	0.0
204,614		6.000%, due 04/25/31	235,058	0.1
7,279		7.000%, due 06/01/29	8,127	0.0
887		7.000%, due 10/01/29	1,075	0.0
2,512		7.000%, due 01/01/32	2,758	0.0
638		7.000%, due 04/01/32	677	0.0
2,273		7.000%, due 05/01/32	2,595	0.0
1,069		7.500%, due 11/01/29	1,116	0.0
2,771		7.500%, due 10/01/30	2,780	0.0
			9,603,330	2.3

		Government National Mortgage Association: 1.7%
2,603,000	W	3.000%, due 08/01/44	2,716,525	0.6
570,231		3.000%, due 02/20/46	597,164	0.1
See Accompanying Notes to Financial Statements

18

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
1,814,000	W	3.500%, due 07/01/44	1,925,462	0.5
748,167		3.500%, due 05/20/46	795,709	0.2
107,312		4.000%, due 11/20/40	115,686	0.0
311,405		4.000%, due 12/20/40	354,078	0.1
195,142		4.000%, due 03/20/46	210,598	0.1
182,930		4.500%, due 08/20/41	199,804	0.1
124,000		4.750%, due 05/20/39	137,710	0.0
145,212		5.140%, due 10/20/60	155,215	0.0
156,413		5.288%, due 10/20/60	167,562	0.0
57,200		7.000%, due 05/16/32	66,575	0.0
			7,442,088	1.7

	Total U.S. Government Agency Obligations
	(Cost $23,015,112)		23,539,544	5.5

U.S. TREASURY OBLIGATIONS: 5.6%
		Treasury Inflation Indexed Protected Securities: 0.4%
1,583,917		0.625%, due 01/15/26	1,669,516	0.4

		U.S. Treasury Bonds: 1.1%
1,028,000	L	1.625%, due 05/15/26	1,041,212	0.2
3,583,000		2.500%, due 02/15/46	3,734,439	0.9
2,000		3.000%, due 11/15/45	2,302	0.0
			4,777,953	1.1

		U.S. Treasury Notes: 4.1%
6,609,000		0.625%, due 06/30/18	6,613,263	1.6
6,000		0.875%, due 05/31/18	6,033	0.0
5,230,000		0.875%, due 06/15/19	5,256,150	1.2
2,000		1.000%, due 12/31/17	2,013	0.0
936,000		1.125%, due 06/30/21	941,064	0.2
7,000		1.375%, due 01/31/21	7,125	0.0
2,140,000		1.375%, due 06/30/23	2,151,871	0.5
2,478,000		1.625%, due 02/15/26	2,507,523	0.6
31,000		1.750%, due 01/31/23	31,960	0.0
			17,517,002	4.1

	Total U.S. Treasury Obligations
	(Cost $23,610,221)		23,964,471	5.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
3,300,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,582	0.0
3,100,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,463	0.0
3,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,906	0.0
# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
3,100,000	@ Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,734	0.0
		10,685	0.0

	Total Purchased Options
	(Cost $44,135)	10,685	0.0

	Total Long-Term Investments
	(Cost $404,830,654)	411,284,216	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Corporate Bonds/Notes: 0.0%
65,000	AmerisourceBergen Corp., 1.150%, 05/15/17	64,998	0.0
32,000	L-3 Communications Corp., 1.500%, 05/28/17	32,016	0.0
		97,014	0.0

	Securities Lending Collateralcc: 1.6%
1,630,153	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,630,171, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,662,756, due 08/15/16-11/15/45)	1,630,153	0.4
1,630,153	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,630,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,662,756, due 07/15/16-09/20/65)	1,630,153	0.4
1,630,153	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,630,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,662,756, due 07/07/16-02/01/49)	1,630,153	0.4

See Accompanying Notes to Financial Statements

19

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,630,153	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,630,173, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,662,756, due 03/15/18-09/09/49)	1,630,153	0.4
343,124	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $343,128, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $349,986, due 12/01/16-02/20/66)	343,124	0.0
		6,863,736	1.6

	U.S. Treasury Obligations: 1.2%
4,860,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $4,859,193)	4,862,381	1.2

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.0%
12,870,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,870,000)	12,870,000	3.0

	Total Short-Term Investments
	(Cost $24,690,038)	24,693,131	5.8

	Total Investments in Securities (Cost $429,520,692)	$435,977,347	101.6
	Liabilities in Excess of Other Assets	(6,975,580)	(1.6)
	Net Assets	$429,001,767	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $432,197,048.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,642,157
Gross Unrealized Depreciation	(16,861,858)
Net Unrealized Appreciation	$3,780,299

See Accompanying Notes to Financial Statements

20

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016